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              As filed with the Securities and Exchange Commission

                              on April 30, 2002


                        Registration No. 333-447 811-7505
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                       ----------------------------------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[X]

                           Pre-Effective Amendment No.
[ ]


                        Post-Effective Amendment No. 23

[X]


                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X]



                                Amendment No. 26

[X]
                        (Check appropriate box or boxes)


                       AMERICAN INDEPENDENCE FUNDS TRUST
               (Exact name of Registrant as specified in charter)

                                3435 Stelzer Road
                              Columbus, Ohio 43219

                Address of Principal Executive Offices Zip Code)

       Registrant's Telephone Number, including Area Code: (888) 266-8787

                              George Stevens, Esq.

                               BISYS Fund Services
                                3435 Stelzer Road

                              Columbus, Ohio 43219
                     (Name and Address of Agent for Service)

                                    Copy to:

                             Thomas Majewski, Esq.

                    Paul, Weiss, Rifkind, Wharton & Garrison
                           1285 Avenue of the Americas

                          New York, New York 10019-6064

             It is proposed that this filing will become effective:

                        immediately upon filing pursuant to Rule 485(b)
                  ---



                  ---   on [       ], 2002 pursuant to Rule 485(b)



                   X    60 days after filing pursuant to Rule 485(a)
                  ---

                        75 days after filing pursuant to Rule 485(a)
                  ---
                        on [date] pursuant to Rule 485(a)
                  ---


     This Post-Effective Amendment no. 23 to the registration statement on Form N-1A of American Independence Fund Trust (the "Trust") relates only to the NestEgg Funds, each a series of the Trust. The prospectus and the statement of additional information describing the Service Class and the Premium Class of the American Independence Funds series of the Trust included in the post-effective amendment as filed pursuant to Rule 485(b) under the Securities Act of 1933 on January 30, 2002 (File No. 333-447) is hereby incorporated by reference.

   INVESTMENT ADVISERS

   INTRUST FINANCIAL SERVICES, INC.

   BARCLAYS GLOBAL FUND ADVISORS

                                    QUESTIONS?
                            Call 1-888-266-8787 or your
                            investment representative.

                                 NESTEGG FUNDS

                                   PROSPECTUS
                                 JUNE 30, 2002,

                       NESTEGG CAPITAL PRESERVATION FUND
                               NESTEGG 2010 FUND
                               NESTEGG 2020 FUND
                               NESTEGG 2030 FUND
                               NESTEGG 2040 FUND

                                   SERIES OF
                       AMERICAN INDEPENDENCE FUNDS TRUST

                              [NESTEGG FUNDS LOGO]

                                 PREMIUM CLASS
                     THE SECURITIES AND EXCHANGE COMMISSION
                   HAS NOT APPROVED OR DISAPPROVED THE SHARES
                   DESCRIBED IN THIS PROSPECTUS OR DETERMINED
                      WHETHER THIS PROSPECTUS IS ACCURATE
                     OR COMPLETE. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

                                   TABLE OF CONTENTS

                                                RISK/RETURN SUMMARY AND FUND EXPENSES

                                   [ICON]
Carefully review this                            3-18  NestEgg Funds
important section, which
summarizes each Fund's
investments, risks and fees.

                                                INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                   [ICON]
Review this section for a                       19-25  NestEgg Funds
more detailed discussion of
each Fund's investment
objectives, strategies and
risks.

                                                FUND MANAGEMENT

                                   [ICON]
Review this section for                            26  The Investment Adviser
details on the people and                          27  Adviser to the Master Portfolios
organizations who oversee                          27  The Distributor and Administrator
the Funds.

                                                SHAREHOLDER INFORMATION

                                   [ICON]
Review this section for                            28  Pricing of Fund Shares
shareholder information                            29  Purchasing and Adding to Your Shares
details on how shares are                          32  Selling Your Shares
valued, how to purchase,                           33  General Policies on Selling Shares
sell and exchange shares and                       35  Distribution Arrangements
payments of dividends and                          35  Distribution (12b-1) Fees
distributions.                                     35  Service Organization Fees
                                                   36  Master-Feeder Fund Arrangements
                                                   36  Dividends, Distributions and Taxes
                                                   37  Exchanging Your Shares

                                                BACK COVER

                                   [ICON]
                                                       Where to Learn More About the Funds

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]

                                               NESTEGG FUNDS

   NESTEGG OVERVIEW

   The NestEgg Funds(1) (individually a "Fund", collectively the "Funds") offer investors comprehensive ASSET ALLOCATION investment strategies tailored to the time when they expect to begin withdrawing assets. Each NestEgg Fund invests in a combination of stocks, bonds and short-term money market instruments in proportions suggested by its own comprehensive asset allocation strategy which gradually becomes more conservative as the year in the Fund's name approaches.

   Your ASSET ALLOCATION, or investment mix, is the distribution of your investments among broad classes of assets: stocks, bonds and money-market instruments.


    INVESTMENT OBJECTIVES             Each Fund seeks to maximize assets for retirement or other purposes, consistent with the QUANTITATIVELY MEASURED RISK
    QUANTITATIVELY MEASURED RISK      that investors on average may be willing to accept given
    gauges both the frequency         their investment time horizon. Each Fund has its own TIME
    and degree to which an asset      HORIZON which affects the acceptable risk level of the Fund
    class will perform below the      and, in turn, its asset allocation.
    long-term expected average.
                                      Specifically:
    An investment's TIME HORIZON
    marks the point when              - NESTEGG CAPITAL PRESERVATION FUND is managed for investors
    investors plan to start             seeking income and moderate long-term growth of capital.
    making net withdrawals. As a
    general rule, investors with      - NESTEGG 2010 FUND is managed for investors planning to
    a longer time horizon have a        retire (or begin to withdraw substantial portions of their
    greater tolerance for risk          investment) approximately in the year 2010.
    than investors with a
    shorter time horizon.             - NESTEGG 2020 FUND is managed for investors planning to
    Long-term investors are more        retire (or begin to withdraw substantial portions of their
    likely to accept a greater          investment) approximately in the year 2020.
    risk of short-term loss for
    the opportunity of achieving      - NESTEGG 2030 FUND is managed for investors planning to
    greater long-term gains.            retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030.
                                      - NESTEGG 2040 FUND is managed for investors planning to
                                        retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040.

   (1) Each NestEgg Fund invests all of its assets in a separate mutual fund, called a Master Portfolio, that has a substantially identical investment objective as the Fund. For simplicity's sake, all discussion of investment objectives, strategies and risks of a particular NestEgg Fund refers also to the objectives, strategies and risks of its corresponding Master Portfolio, unless otherwise indicated. INTRUST Financial Services, Inc. (INTRUST or the Adviser) serves as Investment Adviser to the NestEgg Funds in selecting the Master Portfolios and continuously reviewing and supervising their investment program and monitoring their performance. Barclays Global Fund Advisors (BGFA) serves as Investment Adviser to the Master Portfolios in making day-to-day decisions on buying and selling securities and conducting research. The term "we" is used throughout this prospectus to refer to either or both Investment Advisers.

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                          [ICON]
                                               NESTEGG FUNDS
                                               CONTINUED



    PRINCIPAL INVESTMENT              The NestEgg Funds pursue a common strategy of allocating and
    STRATEGIES COMMON TO              reallocating investments among INDEXES representing stocks,
    ALL NESTEGG FUNDS                 bonds and money market instruments. The Funds with longer
    INDEXES are composed of           time horizons invest more of their assets in stocks to
    groups of securities chosen       provide the opportunity for capital appreciation over the
    to represent an entire stock      long term. The Funds with shorter time horizons invest more
    or bond market, or a major        heavily in bonds and money market instruments to reduce risk
    market segment. Indexes may       and price volatility. The Funds with shorter time horizons
    include securities that meet      also have lower expected returns than the Funds with longer
    objective criteria, such as       time horizons.
    country of origin, industry
    sector or company size.           The strategies go further, allocating assets among 16
    Including a security in an        indexes within investment classes. Some of the indexes are
    index means merely that it        well-known broad-based market indexes, such as the S&P 500
    has satisfied the selection       Index of large company stock. Others were specifically
    criteria. It implies no           created by Barclays Global Investors, N.A. (BGI) to reflect
    expectation about                 a particular market segment, such as the smallest 5% of
    anticipated performance,          publicly traded companies. Some of these indexes consist of
    good or bad.                      intermediate and long-term bonds, including investment grade bonds that have been rated within the four highest rating
                                      categories by a nationally recognized statistical rating
                                      organization such as Standard & Poor's Corporation or
                                      Moody's Investor Service, Inc. (Moody's), corporate debt and government obligations (which include mortgage-backed
                                      securities). And some of these indexes include foreign
                                      securities and depositary receipts. The Funds also may
                                      invest in money market instruments. This broad
                                      diversification is designed to produce the highest expected returns for a given level of risk. Expected returns do not necessarily translate into actual returns.

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                          [ICON]
                                               NESTEGG FUNDS
                                               CONTINUED



    ASSET ALLOCATION DECISIONS        In buying securities for each NestEgg Fund, we do not select individual companies. Instead, we use an investment model
                                      that focuses on selecting a mix of indexes by measuring
                                      their risk level and expected returns based on a proprietary set of criteria that analyzes extensive financial and
                                      economic data (such as market interest rates and inflation data), as well as risk correlation and expected return
                                      statistics. We then allocate the portion of each Fund's
                                      assets to money market instruments and to securities which comprise each index we think is appropriate for that Fund.
                                      Where feasible, we buy all the securities that comprise the index, otherwise we buy a representative sample. We seek to match the index's return as closely as possible. We do not try to avoid underperforming investments, and we do not try to pick individual investments that might outperform the
                                      index.
                                      This strategy stems from our belief that asset allocation
                                      decisions (choosing between stocks and bonds) matter more to overall investment performance than individual security
                                      selection (which particular stock or bond you choose).
    RISK TOLERANCE                    Two general rules of investing shape the NestEgg Funds'
                                      strategies:
                                      - The greater an investment's potential return, the greater its potential loss. Historically, for example, stocks have outgained bonds, but the worst year for stocks on record
                                        was much worse than the worst year for bonds.
                                      - Investors with longer time horizons have greater risk
                                        tolerance because their investments have more time to recoup any losses.
                                      We take more risks in the NestEgg Funds with longer time
                                      horizons. This assumption of greater risks is linked with
                                      these Funds' pursuit of greater returns. As each NestEgg
                                      Fund approaches its time horizon, and its investors have
                                      less time to recover from market declines, we systematically reduce the level of risk. This systematic shift toward more conservative investments is designed to help stabilize the value of your NestEgg investment as the time nears for you to begin drawing on it.

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                          [ICON]
                                               NESTEGG FUNDS
                                               CONTINUED


                                      The investment model does not limit the analysis to the
                                      long-term trends, however. We also take into account current market conditions. If conditions in a market have increased risk levels of an investment class or index to a point that its risk outweighs its expected returns, we will not
                                      allocate as much of the NestEgg Fund's assets to it as we
                                      otherwise might. Conversely, we may reduce a NestEgg Fund's allocation to an investment class or index, even when risks have not increased, because its expected return has fallen.
                                      This usually happens because prices in a market have risen to the point that potential for further gains appears
                                      limited.
    AFTER A NESTEGG FUND REACHES      By the time a NestEgg Fund reaches the decade identified by
    ITS TIME HORIZON                  its name, such as the NestEgg Capital Preservation Fund, it has tilted as far as it will go in favor of capital
                                      preservation at the expense of capital return. This does not mean that it invests exclusively in money market
                                      instruments. Rather, because we believe most investors are still willing to take some risks in pursuing returns even
                                      while drawing on their investments, we continue to allocate a portion of the Fund's assets to stocks and bonds, in
                                      addition to money market instruments. On average, we expect that about 35% of the Fund's assets will be invested in
                                      stock, with the rest in bonds and money market instruments.
                                      This change represents a material increase in the equity
                                      exposure to, and risk characteristics of, these Portfolios.
    PRINCIPAL INVESTMENT              NESTEGG CAPITAL PRESERVATION FUND is designed to maintain
    STRATEGIES FOR EACH               the lowest risk levels of all the NestEgg Funds. The NestEgg
    NESTEGG FUND                      Capital Preservation Fund continues to allocate a portion of its assets to stocks (approximately 35%) and bonds in
                                      addition to money market instruments, because we believe
                                      that most investors are still willing to take some risks in pursuing returns even while drawing on their investments. On average, we expect that about 35% of this Fund's assets will be invested in stocks, with the rest in bonds and money
                                      market instruments.
                                      NESTEGG 2010 FUND is designed to produce high total return for investors expecting to begin withdrawing assets around the year 2010. As of February 28, 2002, the NestEgg 2010
                                      Fund holds about 58.37% of its assets in stocks, 39.99% of its assets in bonds, and the rest of its assets in money
                                      market instruments. As the year 2010 approaches, the Fund
                                      will increasingly resemble the NestEgg Capital Preservation
                                      Fund.

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                          [ICON]
                                               NESTEGG FUNDS
                                               CONTINUED


                                      NESTEGG 2020 FUND is designed to produce high total return for investors expecting to begin withdrawing assets around the year 2020. As of February 28, 2002, the NestEgg 2020
                                      Fund currently holds about 72.35% of its assets in stocks,
                                      20.42% of its assets in bonds, and the rest of its assets in money market instruments. As the stated time horizon
                                      approaches, the allocation will become less risky and have lower expected returns.
                                      NESTEGG 2030 FUND is designed to produce high total return for investors expecting to begin withdrawing assets around the year 2030. As of February 28, 2002, the NestEgg 2030
                                      Fund currently holds about 83.46% of its assets in stocks,
                                      15.54% of its assets in bonds, and the rest of its assets in money market instruments. As the stated time horizon
                                      approaches, the allocation will become less risky and have lower expected returns.
                                      NESTEGG 2040 FUND is designed to produce high total return for investors expecting to begin withdrawing assets around the year 2040. As of February 28, 2002, the NestEgg 2040
                                      Fund currently holds about 94.07% of its assets in stocks,
                                      3.58% of its assets in bonds, and a small portion of its
                                      assets in money market instruments. As the stated time
                                      horizon approaches, the allocation will become less risky
                                      and have lower expected returns.

    PRINCIPAL RISK FACTORS            Each Fund has a different level of risk and the amount of
                                      risk is reflected in its name. The Funds with shorter time horizons (NestEgg Capital Preservation, NestEgg 2010, and
                                      NestEgg 2020) will tend to be less risky and have lower
                                      expected returns than the Funds with longer time horizons
                                      (NestEgg 2030 and NestEgg 2040).
                                      Each of the NestEgg Funds presents each of the risk factors described below. Depending on the NestEgg Fund's time
                                      horizon, it presents these risk factors to varying degrees.
                                      For example, to the extent that a Fund emphasizes stocks, it presents a higher degree of Stock Investment Risk.
                                      Conversely, to the extent that a Fund emphasizes bonds, it presents a higher degree of Bond Investment Risk.
                                      The value of each NestEgg Fund's investments, and the value of your investments in a NestEgg Fund will fluctuate with
                                      market conditions. You may lose money on your investment in a NestEgg Fund, or the Fund could underperform other
                                      investments. Other risks include:

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                          [ICON]
                                               NESTEGG FUNDS
                                               CONTINUED



         STOCK INVESTMENT RISK        The NestEgg Funds are subject to the risks of stock
                                      investing. These include both short-term and prolonged price declines in the markets. Mid- to small-cap stocks tend to
                                      present greater risks than large-cap stocks because they are generally more volatile and can be less liquid. Because the
                                      NestEgg Funds do not select individual companies within each index, the NestEgg Funds hold stock in companies that
                                      present risks that an investment adviser researching
                                      individual stocks might seek to avoid.


         BOND INVESTMENT RISK         The bonds held by the NestEgg Funds are subject to the risks of fixed income investing. Although these risks include
                                      short-term and prolonged price declines, such price declines in the bond market have historically been less severe than stock declines. Because the NestEgg Funds do not select
                                      individual bonds within each index, the NestEgg Funds may
                                      hold bonds that an investment adviser researching individual bond issuers might seek to avoid.

         CREDIT RISK                  Bonds also face credit risk. Credit risk is the risk that
                                      the borrowers that issued a bond may not repay principal or interest when due. U.S. Treasury bonds have minimal credit risk because they are backed by the U.S. government's full faith and credit. However, not all securities issued by
                                      government agencies are backed by the government's full
                                      faith and credit. Additionally, corporate bonds are subject to greater credit risk than U.S. government bonds.

         INTEREST RATE RISK           Interest rate risk is the chance that bond prices will
                                      decline over short or even long periods due to rising
                                      interest rates. All bonds, including those issued by the
                                      government and its agencies, are subject to interest rate
                                      risk. Their prices tend to move in the opposite direction
                                      from market interest rate movements. When interest rates are going up, bond prices tend to fall. Bonds with longer
                                      maturities are affected more by interest rate movements than bonds with shorter maturities, bonds with interest rate
                                      reset provisions, notes or money market instruments. Each
                                      Fund may also invest in mortgage-backed securities which are also subject to prepayment risk. The ability of an issuer of such a security to repay principal prior to a security's
                                      maturity can cause duration changes and greater price
                                      volatility in response to interest rate changes.

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                          [ICON]
                                               NESTEGG FUNDS
                                               CONTINUED



         RISKS OF FOREIGN             The Funds invest in foreign securities, including emerging
         INVESTMENT                   market investments, which are subject to additional risks.
                                      Foreign securities often trade on markets that have less
                                      reliable information available and lower transaction volumes than markets in the United States. Consequently, stock and bond prices can be more volatile and more difficult to
                                      value. Investing in foreign markets is generally more
                                      expensive, due to currency exchange costs, higher
                                      commissions on trades and higher custodial fees. Currencies may weaken relative to the U.S. dollar, eroding the dollar value of investments denominated in those currencies.


         MODEL RISK                   Although the model used to manage the NestEgg Funds' assets has been developed and refined over many years, we can offer no assurance that its recommended allocation will either
                                      maximize returns or minimize risks. Nor can we offer
                                      assurance that a recommended allocation will prove the ideal allocation in all circumstances for every investor with a
                                      particular time horizon.

    DIFFERENCES AMONG FUNDS           The NestEgg Capital Preservation and the NestEgg 2010 Funds
                                      are currently subject to the highest levels of Bond
                                      Investment Risk of all of the NestEgg Funds. The NestEgg
                                      2020 Fund is currently subject to a significant level of
                                      Bond Investment Risk, but less than the NestEgg Capital
                                      Preservation and NestEgg 2010 Funds. The NestEgg 2030 and
                                      the NestEgg 2040 Funds currently have the lowest levels of
                                      Bond Investment Risk, although they are not free of such
                                      risk altogether.
                                      The NestEgg 2040, NestEgg 2030 and the NestEgg 2020 Funds,
                                      in descending order, are subject to the highest levels of
                                      Stock Investment Risk and Foreign Investment Risk. The
                                      NestEgg 2010 Fund also currently has a significant level of
                                      Stock Investment Risk and Foreign Investment Risk, but less than the NestEgg 2040, NestEgg 2030 and the NestEgg 2020
                                      Funds. The NestEgg Capital Preservation currently has the
                                      lowest level of Stock Investment Risk and Foreign Investment
                                      Risk, although it is not free of such risks altogether.
                                      All of the Funds are subject to Model Risk and the
                                      additional risks described below under "A Further Discussion of Risk" and in the Funds' Statement of Additional
                                      Information.

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                          [ICON]
                                               NESTEGG FUNDS
                                               CONTINUED



    NO TEMPORARY DEFENSIVE            We normally allocate a portion of each NestEgg Fund's assets
    POSITIONS                         to money market instruments, but we will not adopt
                                      "defensive positions." This means that we expect to remain invested in stocks and bonds even when market conditions
                                      might seem to suggest temporarily holding more assets in
                                      cash or money market instruments than usual.
                                      An investment in the NestEgg Funds is not a bank deposit or obligation of INTRUST Bank N.A., BGFA or BGI. They are not guaranteed or endorsed by the Federal Deposit Insurance
                                      Corporation or any other government agency.


    WHO MAY WANT TO INVEST?           WHICH NESTEGG FUND TO CONSIDER. In making your investment
                                      decision, you should keep in mind:

                                      - Each NestEgg Fund's investment strategy derives from the risk tolerance of average investors with a particular time horizon.
                                      - Each NestEgg Fund's time horizon is the decade that begins with the year in its name.
                                      Based strictly on statistical considerations, then, you
                                      would want to invest in the NestEgg Fund corresponding to
                                      the decade when you expect to begin withdrawing your
                                      investment (2010, 2020, etc.). But statistical
                                      considerations alone may not govern your investment
                                      decision, and the five NestEgg Funds allow for that, too. If you are willing to assume greater risk, you might direct
                                      some or all of your assets to a NestEgg Fund with a longer time horizon. If you desire a more secure investment, and
                                      are willing to forego some potential returns, you might
                                      direct some or all of your assets to a NestEgg Fund with a shorter time horizon. The final choice is yours.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]
                                               NESTEGG FUNDS
                                               CONTINUED

   PERFORMANCE BAR CHARTS AND TABLES
   The bar charts and tables on the following pages show how the respective NestEgg Funds have performed from year to year. This performance includes the performance of the respective Master Portfolios in which each respective NestEgg Fund currently invests 100% of its assets. Each of the Master Portfolios was organized on March 1, 1994 and each Master Portfolio operates as master in a master-feeder structure. The performance shown in the bar charts and tables represents the performance of the respective NestEgg Funds Service Shares Class, restated to reflect the higher contractual 12b-1 fees of the Premium Class, since January 4, 1999, the inception date for each of the NestEgg Funds, through December 31, 2000, and the actual performance of the applicable Master Portfolio from March 1, 1994, the inception date for each of the Master Portfolios, through January 3, 1999(a). The Service Class and Premium Class are invested in the same portfolio. The Master Portfolio's performance does not reflect fees charged by the NestEgg Funds (however the table reflects the deduction of applicable sales charge of NestEgg Funds). This performance would have been significantly lower had the Master Portfolio performance taken into account the current fees of each of the NestEgg Funds, Premium Class(b).

   The bar charts provide some indication of the risks of investing in the respective NestEgg Funds by showing changes in the Fund's performance from year to year. The performance table below each bar chart compares the performance of the applicable NestEgg Fund to the performance over time to that of one or more widely recognized, unmanaged indices.

   Both charts assume reinvestment of dividends and distributions. Of course, past performance does not indicate how the Fund will perform in the future.

    (a) Premium Shares were not offered during the period presented.

    (b) The Master Portfolio's performance reflects no fees at the feeder level. In addition, actual NestEgg Fund performance reflects fee waivers; without such fee waivers performance would have been lower.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]
                                               NESTEGG FUNDS
                                               CONTINUED

   NESTEGG CAPITAL PRESERVATION FUND -- PREMIUM CLASS(1,2,4)
   YEAR-BY-YEAR RETURNS -- AS OF DECEMBER 31
   [GRAPH]

1995                                                                             12.94%
1996                                                                               2.2
1997                                                                              6.57
1998                                                                              6.27
1999                                                                               4.2
2000                                                                              4.11
2001                                                                              3.09

                                                                   Best quarter:          Q2   1997     4.46%
                                                                   Worst quarter:         Q3   1998    -1.03%

   (1) For the period January 1, 2002 through March 31, 2002 the
       (non-annualized) total return of the NestEgg Capital Preservation Fund was 0.33% (includes fee waivers).

   (2) These annual returns do not include sales charges. If the sales charges were reflected, the annual returns would be lower.

   PERFORMANCE TABLE

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans.

                                                                                                        SINCE INCEPTION
        AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2001()        ONE YEAR          FIVE YEARS         (MARCH 1, 1994)
                                                                  ------------------------------------------------------
     RETURN BEFORE TAXES(3,4)                                        2.36%              4.06%                 3.77%
                                                                  ------------------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS(3,4)                       xx.xx%             xx.xx%                xx.xx%
                                                                  ------------------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES(3,4)    xx.xx%             xx.xx%                xx.xx%
                                                                  ------------------------------------------------------
     LIPPER FLEXIBLE PORTFOLIO INDEX
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)           (7.21)%             6.88%                 8.58%
                                                                  ------------------------------------------------------
     LEHMAN BROTHERS AGGREGATE BOND
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)            8.42%              7.43%                 7.11%
    --------------------------------------------------------------------------------------------------------------------

   (3) These returns reflect performance after sales charges and expenses are deducted.

   (4) Premium Class performance represents adjusted performance of the Fund's Service Class and actual performance of the Master Portfolio. Premium Shares commenced public offering on April 1, 2002; therefore, its actual performance is not reflected in the periods presented. See page 11.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]
                                               NESTEGG FUNDS
                                               CONTINUED

   NESTEGG 2010 FUND -- PREMIUM CLASS(1,2,4)
   YEAR-BY-YEAR RETURNS -- AS OF DECEMBER 31
   [GRPAH]

1995                                                                             19.27%
1996                                                                              6.54
1997                                                                             12.28
1998                                                                             11.61
1999                                                                              8.88
2000                                                                              0.42
2001                                                                             -1.31

                                                                   Best quarter:          Q4   1998     9.05%
                                                                   Worst quarter:         Q3   2001    -4.39%

   (1) For the period January 1, 2002 through March 31, 2002, the
       (non-annualized) total of the NestEgg 2010 Fund was 0.08% (includes fee waivers).

   (2) These annual returns do not include sales charges. If the sales charges were reflected, the annual returns would be lower.

   PERFORMANCE TABLE

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans.

                                                                                                        SINCE INCEPTION
        AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2001()        ONE YEAR          FIVE YEARS         (MARCH 1, 1994)
                                                                  ------------------------------------------------------
     RETURN BEFORE TAXES(3,4)                                       (2.07)%             5.43%                 5.98%
                                                                  ------------------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS(3,4)                       xx.xx%             xx.xx%                xx.xx%
                                                                  ------------------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES(3,4)    xx.xx%             xx.xx%                xx.xx%
                                                                  ------------------------------------------------------
     LIPPER FLEXIBLE PORTFOLIO INDEX
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)           (7.21)%             6.88%                 8.58%
                                                                  ------------------------------------------------------
     LEHMAN BROTHERS AGGREGATE BOND                                  8.42%              7.43%                 7.11%
                                                                  ------------------------------------------------------
     WILSHIRE 5000
     (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)           (10.97)%             9.70%                12.99%
    --------------------------------------------------------------------------------------------------------------------

   (3) These returns reflect performance after sales charges and expenses are deducted.

   (4) Premium Class performance represents adjusted performance of the Fund's Service Class and actual performance of the Master Portfolio. Premium Shares commenced public offering on April 1, 2002; therefore, its actual performance is not reflected in the periods presented. See page 11.

                                               NESTEGG FUNDS
                                               CONTINUED

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]

   NESTEGG 2020 FUND -- PREMIUM CLASS(1,2,4)
   YEAR-BY-YEAR RETURNS -- AS OF DECEMBER 31

   [GRAPH]

1995                                                                             22.74
1996                                                                              9.26
1997                                                                             16.55
1998                                                                             15.47
1999                                                                             13.39
2000                                                                              -3.9
2001                                                                              -6.9

                                                                   Best quarter:          Q4   1998    13.51%
                                                                   Worst quarter:         Q3   2001    -9.13%

   (1) For the period January 1, 2002 through March 31, 2002, the
       (non-annualized) total return of the NestEgg 2020 Fund was 0.20% (includes fee waivers).

   (2) These annual returns do not include sales charges. If the sales charges were reflected, the annual returns would be lower.

   PERFORMANCE TABLE

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans.

                                                                                                        SINCE INCEPTION
        AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2001()        ONE YEAR          FIVE YEARS         (MARCH 1, 1994)
                                                                  ------------------------------------------------
     RETURN BEFORE TAXES(3,4)                                       (7.62)%             5.64%                 6.90%
                                                                  ------------------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS(3,4)                       xx.xx%             xx.xx%                xx.xx%
                                                                  ------------------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES(3,4)    xx.xx%             xx.xx%                xx.xx%
                                                                  ------------------------------------------------------
     LIPPER FLEXIBLE PORTFOLIO INDEX
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)           (7.21)%             6.88%                 8.58%
                                                                  ------------------------------------------------------
     LEHMAN BROTHERS AGGREGATE BOND                                  8.42%              7.43%                 7.11%
                                                                  ------------------------------------------------------
     WILSHIRE 5000
     (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)           (10.97)%             9.70%                12.99%
    --------------------------------------------------------------------------------------------------------------------

   (3) These returns reflect performance after sales charges and expenses are deducted.

   (4) Premium Class performance represents adjusted performance of the Fund's Service Class and actual performance of the Master Portfolio. Premium Shares commenced public offering on April 1, 2002; therefore, its actual performance is not reflected in the periods presented. See page 11.
 14

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]
                                               NESTEGG FUNDS
                                               CONTINUED

   NESTEGG 2030 FUND -- PREMIUM CLASS(1,2,4)
   YEAR-BY-YEAR RETURNS -- AS OF DECEMBER 31

   [GRAPH]

1995                                                                             26.24%
1996                                                                             11.34
1997                                                                              19.8
1998                                                                             18.06
1999                                                                             16.25
2000                                                                             -6.02
2001                                                                            -10.52

                                                                   Best quarter:          Q4   1998    16.96%
                                                                   Worst quarter:         Q3   2001   -12.03%

   (1) For the period January 1, 2002 through March 31, 2002, the
       (non-annualized) total return of the NestEgg 2030 Fund was 0.30% (includes fee waivers).

   (2) These annual returns do not include sales charges. If the sales charges were reflected, the annual returns would be lower.

   PERFORMANCE TABLE

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans.

                                                                                                        SINCE INCEPTION
        AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2001()        ONE YEAR          FIVE YEARS         (MARCH 1, 1994)
                                                                  ------------------------------------------------------
     RETURN BEFORE TAXES(3,4)                                      (11.21)%             5.90%                 7.81%
                                                                  ------------------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS(3,4)                       xx.xx%             xx.xx%                xx.xx%
                                                                  ------------------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES(3,4)    xx.xx%             xx.xx%                xx.xx%
                                                                  ------------------------------------------------------
     LIPPER FLEXIBLE PORTFOLIO INDEX
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)           (7.21)%             6.88%                 8.58%
                                                                  ------------------------------------------------------
     LEHMAN BROTHERS AGGREGATE BOND                                  8.42%              7.43%                 7.11%
                                                                  ------------------------------------------------------
     WILSHIRE 5000
     (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)           (10.97)%             9.70%                12.99%
    --------------------------------------------------------------------------------------------------------------------

   (3) These returns reflect performance after sales charges and expenses are deducted.

   (4) Premium Class performance represents adjusted performance of the Fund's Service Class and actual performance of the Master Portfolio. Premium Shares commenced public offering on April 1, 2002; therefore, its actual performance is not reflected in the periods presented. See page 11.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]
                                               NESTEGG FUNDS
                                               CONTINUED

   NESTEGG 2040 FUND -- PREMIUM CLASS(1,2,4)
   YEAR-BY-YEAR RETURNS -- AS OF DECEMBER 31

   [GRAPH]

1995                                                                             27.74%
1996                                                                             14.14
1997                                                                             22.12
1998                                                                             20.77
1999                                                                             20.61
2000                                                                            -10.03
2001                                                                            -13.88

                                                                   Best quarter:          Q4   1998    20.63%
                                                                   Worst quarter:         Q3   2001   -15.14%

   (1) For the period January 1, 2002 through March 31, 2002 the
       (non-annualized) total return of the NestEgg 2040 Fund was 0.29% (includes fee waivers).

   (2) These annual returns do not include sales charges. If the sales charges were reflected, the annual returns would be lower.

   PERFORMANCE TABLE

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans.

                                                                                                        SINCE INCEPTION
        AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2001()        ONE YEAR          FIVE YEARS         (MARCH 1, 1994)
                                                                  ------------------------------------------------------
     RETURN BEFORE TAXES(3,4)                                      (14.53)%             5.85%                 8.51%
                                                                  ------------------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS(3,4)                       xx.xx%             xx.xx%                xx.xx%
                                                                  ------------------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES(3,4)    xx.xx%             xx.xx%                xx.xx%
                                                                  ------------------------------------------------------
     LIPPER FLEXIBLE PORTFOLIO INDEX                                (7.21)%             6.88%                 8.58%
                                                                  ------------------------------------------------------
     WILSHIRE 5000
     (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)           (10.97)%             9.70%                12.99%
    --------------------------------------------------------------------------------------------------------------------

   (3) These returns reflect performance after sales charges and expenses are deducted.

   (4) Premium Class performance represents adjusted performance of the Fund's Service Class and actual performance of the Master Portfolio. Premium Shares commenced public offering on April 1, 2002; therefore, its actual performance is not reflected in the periods presented. See page 11.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]

   As an investor in each NestEgg Fund, you will pay the following fees and expenses when you buy and hold shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

                                               FEES AND EXPENSES
                                               PREMIUM SHARES
                                               NESTEGG FUNDS
                                               CONTINUED

                                                    CAPITAL
       SHAREHOLDER TRANSACTION EXPENSES            PRESERVATION    2010     2020     2030     2040
       (FEES PAID BY YOU DIRECTLY)

       Maximum Sales Charge (Load)
       Imposed on Purchases (as a
       percentage of offering price)                    N/A         N/A      N/A      N/A      N/A

       ANNUAL FUND OPERATING EXPENSES
       (FEES PAID FROM FUND ASSETS)

       Management fee(1)                              0.50%       0.50%    0.50%    0.50%    0.50%
       Distribution (12b-1) fee                       0.75%       0.75%    0.75%    0.75%    0.75%
       Service Organization fee                       0.25%       0.25%    0.25%    0.25%    0.25%
       Other expenses(1)                              0.92%       0.56%    0.39%    0.71%    0.66%
       Total Fund Operating expenses(2)               2.42%       2.06%    1.89%    2.21%    2.16%
       Fee Waiver/Expense Reimbursement               0.57%       0.21%    0.04%    0.36%    0.31%
       Net Expenses(2)                                1.85%       1.85%    1.85%    1.85%    1.85%

   (1) Effective July 1, 2001 the advisory fee payable to Barclays Global Fund Advisors was reduced contractually to 0.35%. At least until June 30, 2003, INTRUST and BISYS are contractually waiving a portion of their management and distribution fees due from the Fund to the extent necessary to limit total operating expenses to 1.85% for Premium Shares.

   (2) The NestEgg Funds each pay BISYS a 0.20% administration fee and each Master Portfolio pays advisory and administrative fees, of which each NestEgg Fund bears its pro-rata portion. The Fund's Board of Trustees believes that the aggregate per share expenses of each NestEgg Fund and the respective Master Portfolio will be approximately equal to the expenses such Fund would incur if its assets were invested directly in securities of its own portfolio. Management fees are 0.35% at the Master Portfolio level and 0.15% at the NestEgg Fund level. Total expenses have been restated to reflect the reduction in the advisory fee.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]
                                               NESTEGG FUNDS
                                               CONTINUED

   Use the table below to compare fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     - $10,000 investment
     - 5% annual return
     - redemption at the end of each period
     - no changes in each NestEgg Fund's operating expenses except the expiration of the current contractual fee waivers on June 30, 2003.

   Because this example is hypothetical and for comparison only, your actual costs will be different.

   EXPENSE EXAMPLE

                                                        1       3         5       10
      NESTEGG FUNDS                                   YEAR   YEARS    YEARS    YEARS
      PREMIUM SHARES         CAPITAL PRESERVATION     $188   $700    $1,239   $2,713
                                     2010             $188   $625    $1,089   $2,373
                                     2020             $188   $590    $1,018   $2,208
                                     2030             $188   $657    $1,152   $2,516
                                     2040             $188   $646    $1,131   $2,469

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                                  [ICON]

                                                NESTEGG FUNDS
   THE NESTEGG GOAL
   With their comprehensive and methodical allocation strategies, the NestEgg Funds can serve as the core of an investor's portfolio, not just as one element.

   The NestEgg Funds seek to maximize assets for retirement or other purposes consistent with the quantitatively measured risk that investors, on average, may be willing to accept given their investment time horizons. We attempt to manage the investment risk in each NestEgg Fund for investors whose time horizons correspond to the particular NestEgg Fund's name: NestEgg Capital Preservation for investors who are seeking income and moderate long-term growth of capital; and NestEgg 2040 for investors who plan to begin withdrawing a substantial portion of their investment in the decade beginning in the year 2040. Effective December 4, 2001, each Fund's investment objective converted from fundamental to non-fundamental, meaning that they are subject to future changes without prior shareholder approval.

   THE BGFA INVESTMENT MODEL
   Each NestEgg Fund seeks to achieve its goal through an investment strategy that relies on BGFA's proprietary investment model. The model, developed in 1993 and continuously refined, combines:

      - comprehensive data on the returns of the world's equity and bond markets

      - the statistical risk of losses in each of these markets

      - information on how these risks correlate: whether, for example, the cyclical ups and downs in one market, such as bonds, tend to moderate or amplify the cyclical ups and downs in another, such as stocks of large US companies

   The model sets the NestEgg Funds' strategic allocation targets. From an extensive database, it calculates the expected return over time for a range of asset allocations. Then the model selects the allocation, or investment mix, with the highest expected return for a statistically determined risk of loss.

   A NestEgg Fund's allocation may shift significantly in response to changing market conditions -- since the Funds' investment approach allows us to adjust the strategic allocation according to short-term investment considerations. If research reveals that opportunities in a particular stock or bond market seem unusually attractive, we may add to that market's model allocation. Conversely, if research reveals that opportunities in a market do not support long-term expectations, or do not measure up to opportunities elsewhere, we may reduce the allocation suggested by the model.

   Long-term strategic considerations generally account for about 75% of a NestEgg Fund's asset allocation and the short-term outlook accounts for about 25%. Effective December 4, 2001, the "normal" equity asset allocation percentage for the Portfolios increased from 20% to approximately 35% for each Portfolio that has reached its time horizon. This change represents a material increase in the equity exposure to, and risk characteristics of, these Portfolios.

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                                  [ICON]
                                                NESTEGG FUNDS
                                                CONTINUED

   HOW IT WORKS:  SPENDING YOUR "RISK BUDGET" WISELY
   One way to understand how we adjust NestEgg Funds' asset allocation is to regard the statistically determined risk in each Fund as its "risk budget." Each Fund's analysis of investor needs begins from how much its investors can afford to lose -- not from their investments' likely returns. This tolerance for loss is the Fund's risk budget.

   Different investment allocations can have the same risk of loss but with different expected returns. We seek the Fund allocations that offer the highest expected return while keeping within a Fund's statistically determined risk of loss. In other words, the Funds seek the highest expected return in exchange for the various levels of risk most investors that share the Funds' time horizons are willing to take.

   Remember, expected returns are not guaranteed returns. They are average projections based on comprehensive research and accepted principles of market behavior. Likewise, statistically determined risk covers the most likely scenarios, but it does not cover all possible losses.

   PRINCIPAL INVESTMENTS
   The charts below illustrate the actual asset allocation as of fiscal year-end February 28, 2002 for each NestEgg Fund. They demonstrate the far-reaching diversity of a NestEgg investment.

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                                  [ICON]
                                                NESTEGG FUNDS
                                                CONTINUED

   The NestEgg Funds may invest in all the following widely recognized asset classes:
      - money market instruments
      - bonds
      - stocks of the largest US companies
      - stocks of all other publicly traded US corporations
      - stocks that trade outside the United States
      - mortgage related securities

   Within stocks and bonds are sub-categories of securities:

      - US government bonds, bonds issued by corporations, mortgage-backed securities and foreign bonds form four separate sub-categories of bond investments. The first two sub-categories are further subdivided by maturity: long-term and intermediate-term.
      - US stocks can be divided according to the value of their outstanding stock (or capitalization), into large-cap, mid-cap and small-cap groupings.
      - Utilities -- closely regulated power generating companies -- are generally mid-size, but their performance has differed enough from other mid-cap stocks to warrant a distinct grouping.
      - Micro-cap stocks -- the smallest 5% of publicly traded companies -- constitute their own grouping apart from the rest of the small-cap universe.
      - We can cut each of the stock capitalization groupings in half according to their price-to-book ratio -- the ratio of the value of their traded stock to the book value of their plant, equipment and other tangible assets. We consider the half with the higher price-to-book ratio growth stocks and the half with the lower price-to-book ratio value stocks.

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                                  [ICON]
                                                NESTEGG FUNDS
                                                CONTINUED

   MODEL-DRIVEN DECISIONS
   We allocate each NestEgg Fund's assets across investment groups according to a sophisticated mathematical model that we developed in 1993, and have continually refined. Our investment professionals conduct ongoing research to enhance the model, and to ensure that we are keeping pace with the world's constantly changing financial markets. Using this model, we gain a consistent and objective structure for making investment decisions. Unlike traditional investment funds that employ a portfolio manager who makes decisions on a more subjective basis, BGFA applies a scientific approach to investing through the use of such models.

   Conventional asset allocation targets only the three broadest asset classes -- money market investments, bonds and stocks. Comprehensive asset allocation distributes investments methodically among the full range of asset classes. The charts below list the indexes we have adopted or constructed to track the performance of each of the asset classes in which the NestEgg Funds may invest.

   INVESTMENT-GRADE BOND(1) MARKET INDEXES

     SUB-CATEGORY                         MATURITY(2) RANGE                     INDEX PROVIDER
     Long-term government                 10 years or more                      Lehman Brothers(3)
     Intermediate-term government         More than 1 year/less than 10         Lehman Brothers(3)
                                          years
     Long-term corporate                  10 years or more                      Lehman Brothers(3)
     Intermediate-term corporate          More than 1 year/less than 10         Lehman Brothers(3)
                                          years
     Mortgage-backed(4)                   More than 1 year                      Lehman Brothers(3)
     Non-US world government              One year or more                      Salomon Brothers(3)

   (1) Investment-Grade Bonds rank in the four highest categories, according to the statistical criteria established by rating services, such as Moody's Investors Service and Standard & Poor's Corp., to determine a bond's creditworthiness and a bond issuer's financial strength.

   (2) Maturity measures the number of years from the time a borrower issues a bond to the date when the borrower must fully repay the loan, interest included.

   (3) Lehman Brothers, Inc. and Salomon Brothers do not sponsor the NestEgg Funds or their Master Portfolios, nor are they affiliated in any way with BGFA or INTRUST.

   (4) All fixed-coupon mortgage pass-throughs issued by the Federal National Mortgage Association, the Government National Mortgage Association and the Federal Home Loan Mortgage Corporation.

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                                  [ICON]
                                                NESTEGG FUNDS
                                                CONTINUED

   STOCK MARKET INDEXES

     CAPITALIZATION              GROWTH/ VALUE                STOCK MARKET               INDEX PROVIDER
     Large                       Value                        United States              S&P/BARRA*
     Large                       Growth                       United States              S&P/BARRA*
     Large                       Both                         Major world markets,       Morgan Stanley Capital
                                                              excluding Japan            International**
     Large                       Both                         Japan                      Morgan Stanley Capital
                                                                                         International**
     Medium                      Value                        United States              BGFA
     Medium                      Growth                       United States              BGFA
     Medium                      Electrical power and         United States              BGFA
                                 utility companies
     Small                       Value                        United States              BGFA
     Small                       Growth                       United States              BGFA
     Smallest 5%                 Both                         United States              BGFA

   * Neither S&P nor BARRA sponsors the NestEgg Funds or their Master Portfolios, nor are they affiliated in any way with BGFA or INTRUST.

   ** Morgan Stanley Capital International does not sponsor the NestEgg Funds or their Master Portfolios, nor are they affiliated in any way with BGFA or INTRUST.

   OPTIMIZING THE NESTEGG FUNDS' INVESTMENTS

   In the case of some asset categories, most notably US large capitalization growth and value stocks, the NestEgg Funds can own every stock listed in the index. Many of the other indexes consist of thousands of securities. The NestEgg Funds as a practical matter do not hold them all. Instead, we employ a technique known as optimization. We select a group of securities whose diversity, fundamental characteristics and typical risks and returns will closely match the index as a whole. Including a particular security in one of the NestEgg Funds should in no way imply our opinion as to its attractiveness as an investment on its own.

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                                  [ICON]
                                                NESTEGG FUNDS
                                                CONTINUED

   Just as the NestEgg Funds may not invest in all the securities in the indexes, they may invest in securities not included in any index. They may, for instance, invest in American and Global DEPOSITARY RECEIPTS to gain exposure to foreign stock markets. They may also invest in INDEX FUTURES CONTRACTS AND OPTIONS. This tactic can reduce the costs associated with direct investing. It also allows the Funds to approach the returns of a fully invested portfolio while keeping cash on hand to meet the Funds' anticipated cash needs.

   The Funds do not have to invest in every available index. Indeed, until a Master Portfolio has reached a net asset level of $100 million to $150 million, it is unlikely to invest in all the asset classes. More importantly, every asset category may not be appropriate for every Fund. Some may be too volatile for the NestEgg Funds with relatively short time horizons. Others may not offer enough expected return for Funds with relatively distant time horizons.

          DEPOSITARY RECEIPTS are receipts for shares of foreign stocks held on deposit in US banks or banks of major European countries. The receipts trade on the US or local European stock markets as would normal stocks, entitling their owners to the dividends and capital gains earned by the real shares stored in bank vaults.

   ADDITIONAL STRATEGIES

          INDEX FUTURES CONTRACTS are contracts to pay a fixed amount for each point change in a particular market index between the purchase date and the agreed-upon delivery date. The seller never actually delivers "shares" of the index or shares of all the stocks in the index. Instead, the buyer and the seller settle the difference in cash between the contract price and the market price on the agreed-upon date -- the buyer paying the difference if the actual price is lower than the contract price and the seller paying the difference if the actual price is higher.

          Unlike futures, which obligate both buyer and seller, OPTIONS obligate only one of the parties to the transaction. They grant the one party a right, for a price, either to buy or sell at a fixed sum any time up to an agreed-upon expiration date.

   THE NESTEGG FUNDS' MONEY MARKET INVESTMENTS

   The Funds' money market investments consist of high-quality, short-term debt obligations selected for their safety record and ability to maintain value. They all must have remaining maturities of 397 days (about 13 months) or less. They include:

          - US government debt securities

          - foreign and domestic bank obligations

          - corporate borrowings with less than a year to maturity

          REPURCHASE AGREEMENTS obligate a seller of securities to buy them back within a specified period of time (usually one week or less) at an agreed-upon price.

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                                  [ICON]
                                                NESTEGG FUNDS
                                                CONTINUED

    ADDITIONAL RISKS TO THE           Besides the general risks described above under Principal
      FUNDS                           Risk Factors, the NestEgg Funds face additional risks
                                      discussed below. For a further discussion of NestEgg Fund
                                      risks, please refer to the Funds' Statement of Additional
                                      Information (SAI), which is incorporated by reference and is available free of charge by calling 1-888-266-8787.

                                      Derivatives. Index futures contracts and options on index
                                      futures contracts are generally considered
                                      derivatives -- they derive their value from the prices of
                                      the indexes. The floating rate or variable rate bonds that the Funds may purchase are also considered derivatives.
                                      Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden
                                      fluctuations in market prices. The Funds offset this
                                      exposure to increased loss with bank deposits or money
                                      market investments, stable holdings that offset the
                                      potential volatility of their derivative investments, as
                                      required by the Securities and Exchange Commission.

  FUND MANAGEMENT
                          [ICON]


                            THE INVESTMENT ADVISER

   INTRUST Financial Services, Inc., 105 North Main Street, Box One, Wichita, Kansas 67202 is the Adviser for the Funds. INTRUST is a wholly owned subsidiary of INTRUST Bank, N.A. INTRUST Bank is a national banking association which provides a full range of banking and trust services to clients. As of December 31, 2001, total assets under management were approximately $2.5 billion. Through its portfolio management team, INTRUST continuously reviews, supervises and administers the Funds' investment programs.

   For these advisory services, the NestEgg Funds paid advisory fees during their fiscal year ended February 28, 2002 as follows:

                                                   PERCENTAGE OF
                                                AVERAGE NET ASSETS
                                                 AS OF MOST RECENT
                                                  FISCAL YEAR END
                                          ------------------------------
     NestEgg Capital Preservation Fund                  0.58%
                                          ------------------------------
     NestEgg 2010 Fund                                  0.57%
                                          ------------------------------
     NestEgg 2020 Fund                                  0.57%
                                          ------------------------------
     NestEgg 2030 Fund                                  0.51%
                                          ------------------------------
     NestEgg 2040 Fund                                  0.49%
    ---------------------------------------------------------------------

   Contractual fees (without waivers) are: each NestEgg Fund, 0.50% (including fees of 0.35% to BGFA and 0.15% to INTRUST). (Prior to July 1, 2001 contractual advisory fees were 0.55% to BGFA and 0.15% to INTRUST.) INTRUST waived a portion of its contractual advisory fee for certain NestEgg Funds for the fiscal year ended February 28, 2002.

   Thomas S. Gangel, President at INTRUST since August 2001, is responsible for the investment management oversight for INTRUST in its role as adviser to the NestEgg Funds. Mr. Gangel was Vice President and Director of Strategy and Research of INTRUST Bank since June 1997. Mr. Gangel has over 14 years of experience in the investment and trust industry, including the development of equity and fixed income investment services and individual portfolio and relationship management. INTRUST discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust. Prior to his employment with INTRUST in 1997, Mr. Gangel served as a Director with First Asset Management from February, 1996 to June, 1997.

  FUND MANAGEMENT
                          [ICON]




                            ADVISER TO THE MASTER PORTFOLIOS
   The NestEgg Funds are feeder funds that invest all of their assets in Master Portfolios with substantially identical investment objectives, strategies and policies.

   BGFA serves as investment adviser to each Master Portfolio. BGFA provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is a wholly-owned subsidiary of BGI which, in turn, is an indirect subsidiary of Barclays Bank PLC (Barclays). BGFA is located at 45 Fremont Street, San Francisco, California 94105. As of March 31, 2002, BGI and its affiliates, including BGFA, provided investment
   advisory services for approximately $   billion of assets. Each Master
   Portfolio has agreed to pay to BGFA a monthly fee at the annual rate of 0.35% of such Master Portfolio's average daily net assets as compensation for its advisory services.

   Unlike many traditional actively managed funds, there is no single portfolio manager who makes investment decisions for the Master Portfolios. Instead, a team of investment professionals evaluate recommendations made by BGFA's proprietary mathematical model. This process reflects BGFA's commitment to an objective and consistent investment management structure.

   BGI, BGFA, Barclays and their affiliates deal, trade and invest for their own account in the types of securities in which a Master Portfolio may invest and may have deposit, loan and commercial banking relationships with the issuers of securities purchased by a Master Portfolio. There are no affiliated transactions or affiliated broker transactions.

                            THE DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services is the Funds' Distributor and Administrator. Its address is 3435 Stelzer Road, Columbus, Ohio 43219.

   The SAI has more detailed information about the Investment Adviser and other service providers.

  SHAREHOLDER INFORMATION
                                  [ICON]


                                PRICING OF FUND SHARES
   ---------------------------
   HOW NAV IS CALCULATED

   The NAV is calculated by
   adding the total value of
   the Fund's investments and
   other assets, subtracting
   its liabilities and then
   dividing that figure by the
   number of outstanding
   shares of the Fund:

              NAV =
   Total Assets - Liabilities
   ------------------------------
        Number of Shares
           Outstanding

NESTEGG FUNDS


Per share net asset value (NAV) for each NestEgg Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time on days the Exchange is open. Effective August 1, 2002, the Premium Shares will be sold subject to a front-end sales charge. Share prices may fluctuate on days when purchases and sales cannot take place.

Your order for purchase, sale or exchange of shares is priced at the next determined offering price, which is NAV calculated after your order is received in good order.
Each NestEgg Fund's investment in the corresponding Master Portfolio is valued based on its pro rata share of such Master Portfolio's shares. Each Master Portfolio determines each corresponding NestEgg Fund shares on the same days and at the same time.
Each Master Portfolio's securities are generally valued at current market prices. If market quotations are not available, prices will be valued at fair value as determined in good faith by or at the direction of the Master Portfolios' Board of Trustees.

  SHAREHOLDER INFORMATION
                                  [ICON]


                                PURCHASING AND ADDING TO YOUR SHARES

                                                                                 MINIMUM       MINIMUM
                                                                                 INITIAL      SUBSEQUENT
                                                           ACCOUNT TYPE         INVESTMENT    INVESTMENT
                                                   Regular (non-retirement)       $1,000         $50
                                                   -----------------------------------------------------
                                                   Retirement (IRA)               $  250         $50
                                                   -----------------------------------------------------
                                                   Automatic Investment Plan      $1,000         $50

                                     All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.
                                     A Fund may waive its minimum purchase
                                     requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.
You may purchase Funds
   through the Funds'
   Distributor or through
   banks, brokers and other
   investment
   representatives, which
   may charge additional
   fees and may require
   higher minimum
   investments or impose
   other limitations on
   buying and selling
   shares. If you purchase
   shares through an
   investment
   representative, that
   party is responsible for
   transmitting orders by
   close of business and
   may have an earlier
   cut-off time for
   purchase and sale
   requests. Consult your
   investment
   representative or
   institution for specific
   information.

   -----------------------------------------------------------------------------

   AVOID BACKUP TAX WITHHOLDING
   The Funds are required to withhold 30% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
   -----------------------------------------------------------------------------

  SHAREHOLDER INFORMATION
                                  [ICON]


                                PURCHASING AND ADDING TO YOUR SHARES
                                CONTINUED
   INSTRUCTIONS FOR OPENING OR
   ADDING TO AN ACCOUNT

   BY REGULAR MAIL

   Initial Investment:
   1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

   2. Make check, bank draft or money order payable to "American Independence Funds Trust."

   3. Mail to: American Independence Funds Trust, P.O. Box 182498, Columbus, OH 43219-2498.

   Subsequent Investments:

   1. Use the investment slip attached to your account statement.
      Or, if unavailable,

   2. Include the following information on a piece of paper:
      - Fund name
      - Premium Class
      - Amount invested
      - Account name
      - Account number
      Include your account number on your check.

   3. Mail to: American Independence Funds Trust,
      P.O. Box 182498, Columbus, OH 43219-2498.

   BY OVERNIGHT SERVICE

   See instructions 1-2 above for subsequent investments.
   3. Send to: American Independence Funds,
      c/o BISYS Fund Services,
      Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

   ELECTRONIC PURCHASES

   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. Bank. Your bank or broker may charge for this service.

   Establish electronic purchase option on your account application or call
   (888) 266-8787. Your account can generally be set up for electronic purchases within 15 days.

   Call (888) 266-8787 to arrange a transfer from your bank account.

                                                      ELECTRONIC VS. WIRE
                                                      TRANSFER

                                                      Wire transfers allow
                                                      financial institutions to
                                                      send funds to each other,
                                                      almost instantaneously.
                                                      With an electronic
                                                      purchase or sale, the
                                                      transaction is made
                                                      through the Automated
                                                      Clearing House (ACH) and
                                                      may take up to eight days
                                                      to clear. There is
                                                      generally no fee for ACH
                                                      transactions.

  SHAREHOLDER INFORMATION
                                  [ICON]


                                PURCHASING AND ADDING TO YOUR SHARES
                                CONTINUED
   BY WIRE TRANSFER

   Note: Your bank may charge a wire transfer fee.

   Please phone the Funds at (888) 266-8787 for instructions on opening an account or purchasing additional shares by wire transfer.

   You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.

   AUTOMATIC INVESTMENT PLAN

   You can make automatic investments in the Funds from your bank account. Automatic investments can be as little as $50, once you've invested the $1,000 minimum required to open the account.

   To invest regularly from your bank account:

   Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

      -  Your bank name, address and account number
      -  The amount you wish to invest automatically (minimum $50)
      - When you want to invest (on either the fifth or twentieth day of each month)
      -  Attach a voided personal check.

   -----------------------------------------------------------------------------

   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Capital gains are distributed at least annually.

   Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution.
   -----------------------------------------------------------------------------

  SHAREHOLDER INFORMATION
                                  [ICON]


                                SELLING YOUR SHARES
   INSTRUCTIONS FOR SELLING SHARES

   You may sell your shares
   at any time. Your sales
   price will be the next NAV
   after your sell order is
   received by the Fund, its
   transfer agent, or your
   investment representative.
   Normally you will receive
   your proceeds within a
   week after your request is
   received. See section on
   "General Policies on
   Selling Shares" below.
                                   WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

                                   As a mutual fund shareholder, you are
                                   technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

   BY TELEPHONE

   (unless you have declined telephone sales privileges)

     1. Call (888) 266-8787 with instructions as to how you wish to receive your funds (mail, wire, and electronic transfer).

   BY MAIL

     1. Call (888) 266-8787 to request redemption forms or write a letter of instruction indicating:
        - your Fund and account number
        - amount you wish to redeem
        - address where your check should be sent
        - account owner signature

     2. Mail to: American Independence Funds, P.O. Box 182498 Columbus, OH 43218-2499

   BY OVERNIGHT SERVICE

     See instruction 1 above.
     2. Send to: American Independence Funds, c/o BISYS Fund Services, Attn:
        T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219

   WIRE TRANSFER

   You must indicate this option on your application.

   Call (888) 266-8787 to request a wire transfer. If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

   Note: Your financial institution may charge a separate fee.

  SHAREHOLDER INFORMATION
                                  [ICON]


                                SELLING YOUR SHARES
                                CONTINUED
   ELECTRONIC REDEMPTION

   Call (888) 266-8787 to request an electronic redemption.

   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

   If you call by 4 p.m. Eastern time, the NAV of your shares will be determined on the same day and the proceeds credited within 7 days.

   Your bank may charge for this service.

   SYSTEMATIC WITHDRAWAL PLAN

   You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

   - Make sure you've checked the appropriate box on the Account Application. Or call (888) 266-8787.
   - Include a voided personal check.
   - Your account must have a value of $10,000 or more to start withdrawals.
   - If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

                                GENERAL POLICIES ON SELLING SHARES

   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing in the following situations:

   1. Redemptions from Individual Retirement Accounts (IRAs). Please call (888) 266-8787 to request an IRA redemption form.

   2. Redemption requests requiring a signature guarantee, which include each of the following.
   - Your account registration or the name(s) in your account has changed within the last 10 business days
   - The check is not being mailed to the address on your account
   - The check is not being made payable to the owner of the account
   - The redemption proceeds are being transferred to another Fund account with a different registration.
   - The redemption proceeds are being wired to bank instructions currently not on your account.

   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, credit union, clearing agency, or savings association.

   VERIFYING TELEPHONE REDEMPTIONS

   The Fund makes every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

  SHAREHOLDER INFORMATION
                                  [ICON]


                                GENERAL POLICIES ON SELLING SHARES
                                CONTINUED
   REDEMPTION WITHIN 15 BUSINESS DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, the proceeds of your redemption may be held up to 15 business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares with a certified check.

   POSTPONEMENT OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

   REDEMPTION IN KIND

   Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS

   If your account falls below $500 due to redemptions, the Fund may ask you to increase your balance. If it is still below $500 after 30 days from written notice by the Fund to you, the Fund may close your account and send you the proceeds at the current NAV.

   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.

  SHAREHOLDER INFORMATION
                                  [ICON]




                                DISTRIBUTION ARRANGEMENTS
   This section describes the fees you will pay as an investor in the Premium Class offered by the Funds. The Fund also offers a Service Class of shares. Service Class Shares are offered by means of a separate prospectus.

                                DISTRIBUTION (12b-1) FEES
   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

   Premium Class shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of a Fund. The Distributor has contractually agreed to waive .20% of the fee at least until June 30, 2003.

   Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because the 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

                                SERVICE ORGANIZATION FEES
   Service Organization fees compensate various banks, trust companies, broker-dealers and other financial organizations for administrative services such as maintaining shareholder accounts and records for those investors purchasing shares through these channels. Shareholders may pay a service organization fee of up to 0.25% of the daily net assets of each Fund for services such as record keeping, communication with and education of shareholders, and asset allocation services.

  SHAREHOLDER INFORMATION
                                  [ICON]


                                MASTER-FEEDER FUND ARRANGEMENTS
   Each NestEgg Fund operates under a master-feeder structure. This means that each NestEgg Fund seeks its investment objective by investing all of its investable assets in another investment company which has a substantially identical investment objective. Each NestEgg Fund invests all of its assets in a corresponding Master Portfolio (each a "Master Portfolio"), each a series of Master Investment Portfolio. Each NestEgg Fund may withdraw its assets from the Master Portfolio and invest its assets in another investment company or, alternatively, it may hire INTRUST or any other investment adviser to manage the NestEgg Fund's assets directly if the Fund's Board of Trustees determines that this action would be in the shareholders' best interests.

                                DIVIDENDS, DISTRIBUTIONS AND TAXES

   Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Dividends on the NestEgg Funds are paid quarterly. Capital gains are distributed at least annually.

   Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

   An exchange of shares, like a redemption of shares, is considered a sale, and any related gains may subject to applicable taxes.

   Dividends are taxable as ordinary income. Taxation on capital gains will vary with the length of time the Fund has held the security -- not how long the shareholder has been in the Fund.

   Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year.

   You will be notified in January each year about the federal tax status of distributions made by the Fund, Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

   Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

  SHAREHOLDER INFORMATION
                                  [ICON]


                                EXCHANGING YOUR SHARES

   Shares of any NestEgg Fund in
   the Trust may be exchanged for
   shares of the same class in
   any other NestEgg Fund or the
   Money Market Fund in the
   Trust. You must meet the
   minimum investment
   requirements for the Fund into
   which you are exchanging.
   Exchanges from one Fund to
   another are taxable.

   NOTES ON EXCHANGES
   - The registration and tax
     identification numbers of
     the two accounts must be
     identical.

   - The Exchange Privilege may
     be changed or eliminated at
     any time upon a 60-day
     notice to shareholders.

   - No transaction fees are
     charged for exchanges.

   - To prevent disruption in the
     management of the Funds, due
     to market timing strategies,
     exchange activity may be
     limited to five exchanges
     within a one year period and
     three exchanges in a
     calendar quarter.

   - You can exchange shares for
     shares of the Money Market
     Fund, a series of American
     Independence Funds Trust. Be
     sure to request and read
     carefully the Money Market
     Fund prospectus before you
     exchange your NestEgg
     shares.
                                            INSTRUCTIONS FOR EXCHANGING SHARES
                                            Exchanges may be made by sending a
                                            written request to American
                                            Independence Funds, P.O. Box 182498,
                                            Columbus OH 43218-2499, or by
                                            calling (888) 266-8787. Please
                                            provide the following information:

                                              - Your name and telephone number

                                              - The exact name on your account
                                                and account number

                                              - Taxpayer identification number
                                                (usually your Social Security
                                                number)

                                              - Dollar value or number of shares
                                                to be exchanged

                                              - The name of the Fund from which
                                                the exchange is to be made

                                              - The name of the Fund into which
                                                the exchange is being made.

                                            See "Selling Your Shares" for
                                            important information about
                                            telephone transactions.

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS:

The Funds' annual and semi-annual reports to shareholders, when available, contain additional information on each Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:

                            AMERICAN INDEPENDENCE FUNDS
                            TRUST --
                            NESTEGG FUNDS
                            3435 STELZER ROAD
                            COLUMBUS, OHIO 43219
                            TELEPHONE: (888) 266-8787

You can review and copy the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

- For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090.

- Free from the Commission's Website at www.sec.gov.

- Requests for information may also be sent by electronic request to the following e-mail address: publicinfo@sec.gov.

Investment Company Act file no. 811-7505.

   INVESTMENT ADVISERS

   INTRUST FINANCIAL SERVICES, INC.

   BARCLAYS GLOBAL FUND ADVISORS

                                    QUESTIONS?
                            Call 1-888-266-8787 or your
                            investment representative.

                                 NESTEGG FUNDS

                                   PROSPECTUS

                                 JUNE 30, 2002


                       NESTEGG CAPITAL PRESERVATION FUND
                               NESTEGG 2010 FUND
                               NESTEGG 2020 FUND
                               NESTEGG 2030 FUND
                               NESTEGG 2040 FUND

                                   SERIES OF
                       AMERICAN INDEPENDENCE FUNDS TRUST

                              [NESTEGG FUNDS LOGO]

                                 SERVICE SHARES



                     THE SECURITIES AND EXCHANGE COMMISSION
                   HAS NOT APPROVED OR DISAPPROVED THE SHARES
                   DESCRIBED IN THIS PROSPECTUS OR DETERMINED
                      WHETHER THIS PROSPECTUS IS ACCURATE
                     OR COMPLETE. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

                                                              TABLE OF CONTENTS


                                                RISK/RETURN SUMMARY AND FUND EXPENSES

                                   [ICON]
Carefully review this                            3-18  NestEgg Funds
important section, which
summarizes each Fund's
investments, risks, past
performance, and fees.

                                                INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                   [ICON]
Review this section for a                       19-25  NestEgg Funds
more detailed discussion of
each Fund's investment
objectives, strategies and
risks.

                                                FUND MANAGEMENT

                                   [ICON]
Review this section for                            26  The Investment Adviser
details on the people and                          27  Adviser to the Master Portfolios
organizations who oversee                          27  The Distributor and Administrator
the Funds.

                                                SHAREHOLDER INFORMATION

                                   [ICON]
Review this section for                            28  Pricing of Fund Shares
shareholder information                            29  Purchasing and Adding to Your Shares
details on how shares are                          32  Selling Your Shares
valued, how to purchase,                           33  General Policies on Selling Shares
sell and exchange shares,                          35  Distribution Arrangements/Sales Charges
related charges and payments                       37  Distribution (12b-1) Fees
of dividends and                                   37  Service Organization Fees
distributions.                                     37  Master-Feeder Fund Arrangements
                                                   38  Dividends, Distributions and Taxes
                                                   39  Exchanging Your Shares

                                                FINANCIAL HIGHLIGHTS

                                                   40  NestEgg Funds

                                                BACK COVER

                                   [ICON]
                                                       Where to Learn More About the Funds
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  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]

                                               NESTEGG FUNDS

   NESTEGG OVERVIEW

   The NestEgg Funds(1) (individually a "Fund", collectively the "Funds") offer investors comprehensive ASSET ALLOCATION investment strategies tailored to the time when they expect to begin withdrawing assets. Each NestEgg Fund invests in a combination of stocks, bonds and short-term money market instruments in proportions suggested by its own comprehensive asset allocation strategy which gradually becomes more conservative as the year in the Fund's name approaches.


   Your ASSET ALLOCATION, or investment mix, is the distribution of your investments among broad classes of assets: stocks, bonds and money-market instruments.


    INVESTMENT OBJECTIVES             Each Fund seeks to maximize assets for retirement or other purposes, consistent with the QUANTITATIVELY MEASURED RISK that investors on
    QUANTITATIVELY MEASURED RISK      average may be willing to accept given their investment time horizon.
    gauges both the frequency         Each Fund has its own TIME HORIZON which affects the acceptable risk
    and degree to which an asset      level of the Fund and, in turn, its asset allocation.
    class will perform below the
    long-term expected average.       Specifically:
    An investment's TIME HORIZON      - NESTEGG CAPITAL PRESERVATION FUND is managed for investors seeking
    marks the point when                income and moderate long-term growth of capital.
    investors plan to start
    making net withdrawals. As a      - NESTEGG 2010 FUND is managed for investors planning to retire (or
    general rule, investors with        begin to withdraw substantial portions of their investment)
    a longer time horizon have a        approximately in the year 2010.
    greater tolerance for risk
    than investors with a             - NESTEGG 2020 FUND is managed for investors planning to retire (or
    shorter time horizon.               begin to withdraw substantial portions of their investment)
    Long-term investors are more        approximately in the year 2020.
    likely to accept a greater
    risk of short-term loss for       - NESTEGG 2030 FUND is managed for investors planning to retire (or
    the opportunity of achieving        begin to withdraw substantial portions of their investment)
    greater long-term gains.            approximately in the year 2030.
                                      - NESTEGG 2040 FUND is managed for investors planning to retire (or begin to withdraw substantial portions of their investment)
                                        approximately in the year 2040.


   (1) Each NestEgg Fund invests all of its assets in a separate mutual fund, called a Master Portfolio, that has a substantially identical investment objective as the Fund. For simplicity's sake, all discussion of investment objectives, strategies and risks of a particular NestEgg Fund refers also to the objectives, strategies and risks of its corresponding Master Portfolio, unless otherwise indicated. INTRUST Financial Services, Inc. (INTRUST or the Adviser) serves as Investment Adviser to the NestEgg Funds in selecting the Master Portfolios and continuously reviewing and supervising their investment program and monitoring their performance. Barclays Global Fund Advisors (BGFA) serves as Investment Adviser to the Master Portfolios in making day-to-day decisions on buying and selling securities and conducting research. The term "we" is used throughout this prospectus to refer to either or both Investment Advisers.

                                                                               3
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                                               NESTEGG FUNDS
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  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]



    PRINCIPAL INVESTMENT              The NestEgg Funds pursue a common strategy of allocating and
    STRATEGIES COMMON TO              reallocating investments among INDEXES representing stocks,
    ALL NESTEGG FUNDS                 bonds and money market instruments. The Funds with longer
    INDEXES are composed of           time horizons invest more of their assets in stocks to
    groups of securities chosen       provide the opportunity for capital appreciation over the
    to represent an entire stock      long term. The Funds with shorter time horizons invest more
    or bond market, or a major        heavily in bonds and money market instruments to reduce risk
    market segment. Indexes may       and price volatility. The Funds with shorter time horizons
    include securities that meet      also have lower expected returns than the Funds with longer
    objective criteria, such as       time horizons.
    country of origin, industry
    sector or company size.           The strategies go further, allocating assets among 16
    Including a security in an        indexes within investment classes. Some of the indexes are
    index means merely that it        well-known broad-based market indexes, such as the S&P 500
    has satisfied the selection       Index of large company stock. Others were specifically
    criteria. It implies no           created by Barclays Global Investors, N.A. (BGI) to reflect
    expectation about                 a particular market segment, such as the smallest 5% of
    anticipated performance,          publicly traded companies. Some of these indexes consist of
    good or bad.                      intermediate and long-term bonds, including investment grade bonds that have been rated within the four highest rating
                                      categories by a nationally recognized statistical rating
                                      organization such as Standard & Poor's Corporation or
                                      Moody's Investor Service, Inc. (Moody's), corporate debt and government obligations (which include mortgage-backed
                                      securities). And some of these indexes include foreign
                                      securities and depositary receipts. The Funds also may
                                      invest in money market instruments. This broad
                                      diversification is designed to produce the highest expected returns for a given level of risk. Expected returns do not necessarily translate into actual returns.

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                                               NESTEGG FUNDS
                                               CONTINUED

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]

    ASSET ALLOCATION DECISIONS        In buying securities for each NestEgg Fund, we do not select individual companies. Instead, we use an investment model
                                      that focuses on selecting a mix of indexes by measuring
                                      their risk level and expected returns based on a proprietary set of criteria that analyzes extensive financial and
                                      economic data (such as market interest rates and inflation data), as well as risk correlation and expected return
                                      statistics. We then allocate the portion of each Fund's
                                      assets to money market instruments and to securities which comprise each index we think is appropriate for that Fund.
                                      Where feasible, we buy all the securities that comprise the index, otherwise we buy a representative sample. We seek to match the index's return as closely as possible. We do not try to avoid underperforming investments, and we do not try to pick individual investments that might outperform the
                                      index.
                                      This strategy stems from our belief that asset allocation
                                      decisions (choosing between stocks and bonds) matter more to overall investment performance than individual security
                                      selection (which particular stock or bond you choose).
    RISK TOLERANCE                    Two general rules of investing shape the NestEgg Funds'
                                      strategies:
                                      - The greater an investment's potential return, the greater its potential loss. Historically, for example, stocks have outgained bonds, but the worst year for stocks on record
                                        was much worse than the worst year for bonds.
                                      - Investors with longer time horizons have greater risk
                                        tolerance because their investments have more time to recoup any losses.
                                      We take more risks in the NestEgg Funds with longer time
                                      horizons. This assumption of greater risks is linked with
                                      these Funds' pursuit of greater returns. As each NestEgg
                                      Fund approaches its time horizon, and its investors have
                                      less time to recover from market declines, we systematically reduce the level of risk. This systematic shift toward more conservative investments is designed to help stabilize the value of your NestEgg investment as the time nears for you to begin drawing on it.

                                                                               5
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                                               NESTEGG FUNDS
                                               CONTINUED

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]


                                      The investment model does not limit the analysis to the
                                      long-term trends, however. We also take into account current market conditions. If conditions in a market have increased risk levels of an investment class or index to a point that its risk outweighs its expected returns, we will not
                                      allocate as much of the NestEgg Fund's assets to it as we
                                      otherwise might. Conversely, we may reduce a NestEgg Fund's allocation to an investment class or index, even when risks have not increased, because its expected return has fallen.
                                      This usually happens because prices in a market have risen to the point that potential for further gains appears
                                      limited.

    AFTER A NESTEGG FUND REACHES      By the time a NestEgg Fund reaches the decade identified by
    ITS TIME HORIZON                  its name, such as the NestEgg Capital Preservation Fund, it has tilted as far as it will go in favor of capital
                                      preservation at the expense of capital return. This does not mean that it invests exclusively in money market
                                      instruments. Rather, because we believe most investors are still willing to take some risks in pursuing returns even
                                      while drawing on their investments, we continue to allocate a portion of the Fund's assets to stocks and bonds, in
                                      addition to money market instruments. On average, we expect that about 35% of the Fund's assets will be invested in
                                      stocks, with the rest in bonds and money market instruments.
                                      This change represents a natural increase in the equity
                                      exposure to, and risk characteristics of, these Portfolios.

    PRINCIPAL INVESTMENT              NESTEGG CAPITAL PRESERVATION FUND is designed to maintain
    STRATEGIES FOR EACH               the lowest risk levels of all the NestEgg Funds. The NestEgg
    NESTEGG FUND                      Capital Preservation Fund continues to allocate a portion of its assets to stocks (approximately 20%) and bonds in
                                      addition to money market instruments, because we believe
                                      that most investors are still willing to take some risks in pursuing returns even while drawing on their investments. On average, we expect that about 20% of this Fund's assets will be invested in stocks, with the rest in bonds and money
                                      market instruments.
                                      NESTEGG 2010 FUND is designed to produce high total return for investors expecting to begin withdrawing assets around the year 2010. As of February 28, 2002, the NestEgg 2010
                                      Fund holds about 58.37% of its assets in stocks, 39.99% of its assets in bonds, and the rest of its assets in money
                                      market instruments. As the year 2010 approaches, the Fund
                                      will increasingly resemble the NestEgg Capital Preservation
                                      Fund.


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                                               NESTEGG FUNDS
                                               CONTINUED

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]


                                      NESTEGG 2020 FUND is designed to produce high total return for investors expecting to begin withdrawing assets around the year 2020. As of February 28, 2002, the NestEgg 2020
                                      Fund currently holds about 72.35% of its assets in stocks,
                                      26.42% of its assets in bonds, and the rest of its assets in money market instruments. As the stated time horizon
                                      approaches, the allocation will become less risky and have lower expected returns.

                                      NESTEGG 2030 FUND is designed to produce high total return for investors expecting to begin withdrawing assets around the year 2030. As of February 28, 2002, the NestEgg 2030
                                      Fund currently holds about 83.46% of its assets in stocks,
                                      15.54% of its assets in bonds, and the rest of its assets in money market instruments. As the stated time horizon
                                      approaches, the allocation will become less risky and have lower expected returns.

                                      NESTEGG 2040 FUND is designed to produce high total return for investors expecting to begin withdrawing assets around the year 2040. As of February 28, 2002, the NestEgg 2040
                                      Fund currently holds about 94.07% of its assets in stocks,
                                      3.58% of its assets in bonds, and a small portion of its
                                      assets in money market instruments. As the stated time
                                      horizon approaches, the allocation will become less risky
                                      and have lower expected returns.

    PRINCIPAL RISK FACTORS            Each Fund has a different level of risk and the amount of
                                      risk is reflected in its name. The Funds with shorter time horizons (NestEgg Capital Preservation, NestEgg 2010, and
                                      NestEgg 2020) will tend to be less risky and have lower
                                      expected returns than the Funds with longer time horizons
                                      (NestEgg 2030 and NestEgg 2040).

                                      Each of the NestEgg Funds presents each of the risk factors described below. Depending on the NestEgg Fund's time
                                      horizon, it presents these risk factors to varying degrees.
                                      For example, to the extent that a Fund emphasizes stocks, it presents a higher degree of Stock Investment Risk.
                                      Conversely, to the extent that a Fund emphasizes bonds, it presents a higher degree of Bond Investment Risk.

                                      The value of each NestEgg Fund's investments, and the value of your investments in a NestEgg Fund will fluctuate with
                                      market conditions. You may lose money on your investment in a NestEgg Fund, or the Fund could underperform other
                                      investments. Other risks include:


                                                                               7
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                                               NESTEGG FUNDS
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  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]

         STOCK INVESTMENT RISK        The NestEgg Funds are subject to the risks of stock
                                      investing. These include both short-term and prolonged price declines in the markets. Mid- to small-cap stocks tend to
                                      present greater risks than large-cap stocks because they are generally more volatile and can be less liquid. Because the
                                      NestEgg Funds do not select individual companies within each index, the NestEgg Funds hold stock in companies that
                                      present risks that an investment adviser researching
                                      individual stocks might seek to avoid.

         BOND INVESTMENT RISK         The bonds held by the NestEgg Funds are subject to the risks of fixed income investing. Although these risks include
                                      short-term and prolonged price declines, such price declines in the bond market have historically been less severe than stock declines. Because the NestEgg Funds do not select
                                      individual bonds within each index, the NestEgg Funds may
                                      hold bonds that an investment adviser researching individual bond issuers might seek to avoid.

         CREDIT RISK                  Bonds also face credit risk. Credit risk is the risk that
                                      the borrowers that issued a bond may not repay principal or interest when due. U.S. Treasury bonds have minimal credit risk because they are backed by the U.S. government's full faith and credit. However, not all securities issued by
                                      government agencies are backed by the government's full
                                      faith and credit. Additionally, corporate bonds are subject to greater credit risk than U.S. government bonds.

         INTEREST RATE RISK           Interest rate risk is the chance that bond prices will
                                      decline over short or even long periods due to rising
                                      interest rates. All bonds, including those issued by the
                                      government and its agencies, are subject to interest rate
                                      risk. Their prices tend to move in the opposite direction
                                      from market interest rate movements. When interest rates are going up, bond prices tend to fall. Bonds with longer
                                      maturities are affected more by interest rate movements than bonds with shorter maturities, bonds with interest rate
                                      reset provisions, notes or money market instruments. Each
                                      Fund may also invest in mortgage-backed securities which are also subject to prepayment risk. The ability of an issuer of such a security to repay principal prior to a security's
                                      maturity can cause duration changes and greater price
                                      volatility in response to interest rate changes.

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                                               NESTEGG FUNDS
                                               CONTINUED

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]

         RISKS OF FOREIGN             The Funds invest in foreign securities, including emerging
         INVESTMENT                   market investments, which are subject to additional risks.
                                      Foreign securities often trade on markets that have less
                                      reliable information available and lower transaction volumes than markets in the United States. Consequently, stock and bond prices can be more volatile and more difficult to
                                      value. Investing in foreign markets is generally more
                                      expensive, due to currency exchange costs, higher
                                      commissions on trades and higher custodial fees. Currencies may weaken relative to the U.S. dollar, eroding the dollar value of investments denominated in those currencies.

         MODEL RISK                   Although the model used to manage the NestEgg Funds' assets has been developed and refined over many years, we can offer no assurance that its recommended allocation will either
                                      maximize returns or minimize risks. Nor can we offer
                                      assurance that a recommended allocation will prove the ideal allocation in all circumstances for every investor with a
                                      particular time horizon.

    DIFFERENCES AMONG FUNDS           The NestEgg Capital Preservation and the NestEgg 2010 Funds
                                      are currently subject to the highest levels of Bond
                                      Investment Risk of all of the NestEgg Funds. The NestEgg
                                      2020 Fund is currently subject to a significant level of
                                      Bond Investment Risk, but less than the NestEgg Capital
                                      Preservation and NestEgg 2010 Funds. The NestEgg 2030 and
                                      the NestEgg 2040 Funds currently have the lowest levels of
                                      Bond Investment Risk, although they are not free of such
                                      risk altogether.
                                      The NestEgg 2040, NestEgg 2030 and the NestEgg 2020 Funds,
                                      in descending order, are subject to the highest levels of
                                      Stock Investment Risk and Foreign Investment Risk. The
                                      NestEgg 2010 Fund also currently has a significant level of
                                      Stock Investment Risk and Foreign Investment Risk, but less than the NestEgg 2040, NestEgg 2030 and the NestEgg 2020
                                      Funds. The NestEgg Capital Preservation currently has the
                                      lowest level of Stock Investment Risk and Foreign Investment
                                      Risk, although it is not free of such risks altogether.
                                      All of the Funds are subject to Model Risk and the
                                      additional risks described below under "A Further Discussion of Risk" and in the Funds' Statement of Additional
                                      Information.

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                                               NESTEGG FUNDS
                                               CONTINUED

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]

    NO TEMPORARY DEFENSIVE            We normally allocate a portion of each NestEgg Fund's assets
    POSITIONS                         to money market instruments, but we will not adopt
                                      "defensive positions." This means that we expect to remain invested in stocks and bonds even when market conditions
                                      might seem to suggest temporarily holding more assets in
                                      cash or money market instruments than usual.
                                      An investment in the NestEgg Funds is not a bank deposit or obligation of INTRUST Bank N.A., BGFA or BGI. They are not guaranteed or endorsed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

    WHO MAY WANT TO INVEST?           WHICH NESTEGG FUND TO CONSIDER. In making your investment
                                      decision, you should keep in mind:
                                      - Each NestEgg Fund's investment strategy derives from the risk tolerance of average investors with a particular time horizon.
                                      - Each NestEgg Fund's time horizon is the decade that begins with the year in its name.
                                      Based strictly on statistical considerations, then, you
                                      would want to invest in the NestEgg Fund corresponding to
                                      the decade when you expect to begin withdrawing your
                                      investment (2010, 2020, etc.). But statistical
                                      considerations alone may not govern your investment
                                      decision, and the five NestEgg Funds allow for that, too. If you are willing to assume greater risk, you might direct
                                      some or all of your assets to a NestEgg Fund with a longer time horizon. If you desire a more secure investment, and
                                      are willing to forego some potential returns, you might
                                      direct some or all of your assets to a NestEgg Fund with a shorter time horizon. The final choice is yours.

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                                               NESTEGG FUNDS
                                               CONTINUED

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]

   PERFORMANCE BAR CHARTS AND TABLES

   The bar charts and tables on the following pages show how the respective NestEgg Funds have performed from year to year. This performance includes the performance of the respective Master Portfolios in which each respective NestEgg Fund currently invests 100% of its assets. Each of the Master Portfolios was organized on March 1, 1994 and each Master Portfolio operates as master in a master-feeder structure. The performance shown in the bar charts and tables represents the actual performance of the respective NestEgg Funds Service Shares Class since January 4, 1999, the inception date for each of the NestEgg Funds, through December 31, 2001, and the actual performance of the applicable Master Portfolio from March 1, 1994, the inception date for each of the Master Portfolios, through January 3, 1999. The Master Portfolio's performance does not reflect fees charged by the NestEgg Funds (however the table reflects the deduction of applicable sales charge of NestEgg Funds). This performance would have been significantly lower taking into account the current fees of each of the NestEgg Funds, because each of the Master Portfolio's performance reflects no fees at the feeder level(a).


   The bar charts provide some indication of the risks of investing in the respective NestEgg Funds by showing changes in the Fund's performance from year to year. The performance table below each bar chart compares the performance of the applicable NestEgg Fund to the performance over time to that of one or more widely recognized, unmanaged indices.

   Both charts assume reinvestment of dividends and distributions. Of course, past performance does not indicate how the Fund will perform in the future.


    (a) In addition, actual NestEgg Fund performance reflects fee waivers; without such fee waivers performance would have been lower.

                                                                              11
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                                               NESTEGG FUNDS
                                               CONTINUED

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]

   NESTEGG CAPITAL PRESERVATION FUND -- SERVICE SHARES(1,2)
   YEAR-BY-YEAR RETURNS -- AS OF DECEMBER 31

1995                                                                             12.94%
1996                                                                               2.2
1997                                                                              6.57
1998                                                                              6.27
1999                                                                               4.2
2000                                                                              4.11
2001                                                                              3.09

                                                                   Best quarter:          Q2   1997     4.46%
                                                                   Worst quarter:         Q3   1998    -1.03%


   (1) For the period January 1, 2002 through March 31, 2002 the
       (non-annualized) total return of the NestEgg Capital Preservation Fund was -0.15% (includes fee waivers).


   (2) These annual returns do not include sales charges. If the sales charges were reflected, the annual returns would be lower.

   PERFORMANCE TABLE

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans.


                                                                                                        SINCE INCEPTION
        AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2001(3)       ONE YEAR          FIVE YEARS         (MARCH 1, 1994)
                                                                  ------------------------------------------------------
     RETURN BEFORE TAXES                                            (0.02)%             4.21%                 3.90%
                                                                  ------------------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS                            (1.13)%             3.36%                 3.35%
                                                                  ------------------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES          0.01%              3.02%                 2.93%
                                                                  ------------------------------------------------------
     LIPPER FLEXIBLE PORTFOLIO INDEX
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)           (7.21)%             6.88%                 8.58%
                                                                  ------------------------------------------------------
     LEHMAN BROTHERS AGGREGATE BOND
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)            8.42%              7.43%                 7.11%
    --------------------------------------------------------------------------------------------------------------------


   (3) These returns reflect performance after sales charges and expenses are deducted.

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                                               NESTEGG FUNDS
                                               CONTINUED

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]

   NESTEGG 2010 FUND -- SERVICE SHARES(1,2)
   YEAR-BY-YEAR RETURNS -- AS OF DECEMBER 31
   [GRAPH]

1995                                                                             19.27%
1996                                                                              6.54
1997                                                                             12.28
1998                                                                             11.61
1999                                                                              8.88
2000                                                                              0.42
2001                                                                             -1.31


                                                                   Best quarter:          Q4   1998     9.05%
                                                                   Worst quarter:         Q3   2001    -4.39%



   (1) For the period January 1, 2002 through March 31, 2002, the
       (non-annualized) total of the NestEgg 2010 Fund was 0.28% (includes fee waivers).


   (2) These annual returns do not include sales charges. If the sales charges were reflected, the annual returns would be lower.

   PERFORMANCE TABLE

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans.


                                                                                                        SINCE INCEPTION
        AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2001(3)       ONE YEAR          FIVE YEARS         (MARCH 1, 1994)
                                                                   ----------------------------------------------------
     RETURN BEFORE TAXES                                             (4.28)%            5.57%                 6.09%
                                                                  -----------------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS                             (5.08)%            4.94%                 5.69%
                                                                  -----------------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES          (2.61)%            4.25%                 4.86%
                                                                  -----------------------------------------------------
     LIPPER FLEXIBLE PORTFOLIO INDEX
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)            (7.21)%            6.88%                 8.58%
                                                                  -----------------------------------------------------
     LEHMAN BROTHERS AGGREGATE BOND                                   8.42%             7.43%                 7.11%
                                                                  -----------------------------------------------------
     WILSHIRE 5000
     (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)            (10.97)%            9.70%                12.99%
    --------------------------------------------------------------------------------------------------------------------


   (3) These returns reflect performance after sales charges and expenses are deducted.

                                               NESTEGG FUNDS
                                               CONTINUED

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]

   NESTEGG 2020 FUND -- SERVICE SHARES(1,2)
   YEAR-BY-YEAR RETURNS -- AS OF DECEMBER 31

   [GRAPH]

1995                                                                             22.74%
1996                                                                              9.26
1997                                                                             16.55
1998                                                                             15.47
1999                                                                             13.39
2000                                                                              -3.9
2001                                                                              -6.9


                                                                   Best quarter:          Q4   1998    13.51%
                                                                   Worst quarter:         Q3   2001    -9.13%



   (1) For the period January 1, 2002 through March 31, 2002, the
       (non-annualized) total return of the NestEgg 2020 Fund was 0.40% (includes fee waivers).


   (2) These annual returns do not include sales charges. If the sales charges were reflected, the annual returns would be lower.

   PERFORMANCE TABLE

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans.


                                                                                                        SINCE INCEPTION
        AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2001(3)       ONE YEAR          FIVE YEARS         (MARCH 1, 1994)
                                                                   ----------------------------------------------------
     RETURN BEFORE TAXES                                             (9.67)%            5.78%                 6.98%
                                                                  -----------------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS                            (10.15)%            5.37%                 6.71%
                                                                  -----------------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES          (5.89)%            4.55%                 5.70%
                                                                  -----------------------------------------------------
     LIPPER FLEXIBLE PORTFOLIO INDEX
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)            (7.21)%            6.88%                 8.58%
                                                                  -----------------------------------------------------
     LEHMAN BROTHERS AGGREGATE BOND                                   8.42%             7.43%                 7.11%
                                                                  -----------------------------------------------------
     WILSHIRE 5000
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)           (10.97)%            9.70%                12.99%
    --------------------------------------------------------------------------------------------------------------------


   (3) These returns reflect performance after sales charges and expenses are deducted.

                                               NESTEGG FUNDS
                                               CONTINUED

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]

   NESTEGG 2030 FUND -- SERVICE SHARES(1,2)
   YEAR-BY-YEAR RETURNS -- AS OF DECEMBER 31

   [GRAPH]

1995                                                                             26.24%
1996                                                                             11.34
1997                                                                              19.8
1998                                                                             18.06
1999                                                                             16.25
2000                                                                             -6.02
2001                                                                            -10.52


                                                                   Best quarter:          Q4   1998    16.96%
                                                                   Worst quarter:         Q3   2001   -12.03%



   (1) For the period January 1, 2002 through March 31, 2002, the
       (non-annualized) total return of the NestEgg 2030 Fund was 0.49% (includes fee waivers).


   (2) These annual returns do not include sales charges. If the sales charges were reflected, the annual returns would be lower.

   PERFORMANCE TABLE

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans.


                                                                                                        SINCE INCEPTION
        AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2001(3)       ONE YEAR          FIVE YEARS         (MARCH 1, 1994)
                                                                   ----------------------------------------------------
     RETURN BEFORE TAXES                                            (13.20)%            6.04%                 7.77%
                                                                  -----------------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS                            (13.56)%            5.80%                 7.61%
                                                                  -----------------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES           7.47%             4.85%                 6.44%
                                                                  -----------------------------------------------------
     LIPPER FLEXIBLE PORTFOLIO INDEX
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)            (7.21)%            6.88%                 8.58%
                                                                  -----------------------------------------------------
     LEHMAN BROTHERS AGGREGATE BOND                                   8.42%             7.43%                 7.11%
                                                                  -----------------------------------------------------
     WILSHIRE 5000
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)           (10.97)%            9.70%                12.99%
    --------------------------------------------------------------------------------------------------------------------


   (3) These returns reflect performance after sales charges and expenses are deducted.

                                               NESTEGG FUNDS
                                               CONTINUED

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]

   NESTEGG 2040 FUND -- SERVICE SHARES(1,2)
   YEAR-BY-YEAR RETURNS -- AS OF DECEMBER 31

   [GRAPH]

1995                                                                             27.74%
1996                                                                             14.14
1997                                                                             22.12
1998                                                                             20.77
1999                                                                             20.61
2000                                                                            -10.03
2001                                                                            -13.88


                                                                   Best quarter:          Q4   1998    20.63%
                                                                   Worst quarter:         Q3   2001   -15.14%



   (1) For the period January 1, 2002 through March 31, 2002 the
       (non-annualized) total return of the NestEgg 2040 Fund was -2.50% (includes fee waivers).


   (2) These annual returns do not include sales charges. If the sales charges were reflected, the annual returns would be lower.

   PERFORMANCE TABLE

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans.


                                                                                                        SINCE INCEPTION
        AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2001(3)       ONE YEAR          FIVE YEARS         (MARCH 1, 1994)
                                                                   ----------------------------------------------------
     RETURN BEFORE TAXES                                            (16.46)%            5.98%                 8.36%
                                                                  -----------------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS                            (16.52)%            5.89%                 8.30%
                                                                  -----------------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES         (10.02)%            4.88%                 7.01%
                                                                  -----------------------------------------------------
     LIPPER FLEXIBLE PORTFOLIO INDEX                                 (7.21)%            6.88%                 8.58%
                                                                  -----------------------------------------------------
     WILSHIRE 5000
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)           (10.97)%            9.70%                12.99%
    --------------------------------------------------------------------------------------------------------------------


   (3) These returns reflect performance after sales charges and expenses are deducted.

                                               NESTEGG FUNDS
                                               CONTINUED

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]

   As an investor in each NestEgg Fund, you will pay the following fees and expenses when you buy and hold shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

                                               FEES AND EXPENSES
                                               SERVICE SHARES


                                                   CAPITAL
       SHAREHOLDER TRANSACTION EXPENSES          PRESERVATION     2010     2020     2030     2040
       (FEES PAID BY YOU DIRECTLY)

       Maximum Sales Charge (Load)
       Imposed on Purchases (as a
       percentage of offering price)                 3.00%       3.00%    3.00%    3.00%    3.00%

       ANNUAL FUND OPERATING EXPENSES
       (FEES PAID FROM FUND ASSETS)

       Management fee(1)                             0.50%       0.50%    0.50%    0.50%    0.50%
       Distribution (12b-1) fee                      0.25%       0.25%    0.25%    0.25%    0.25%
       Service Organization fee                      0.25%       0.25%    0.25%    0.25%    0.25%
       Other expenses(1)                             0.67%       0.58%    0.48%    0.68%    0.72%
       Total Fund Operating expenses(2)              1.67%       1.58%    1.48%    1.68%    1.72%
       Fee Waiver/Expense Reimbursement              0.37%       0.28%    0.18%    0.38%    0.42%
       Net Expenses(2)                               1.30%       1.30%    1.30%    1.30%    1.30%



   (1) Effective July 1, 2001 the advisory fee payable to Barclays Global Fund Advisors was reduced contractually to 0.35%. At least until June 30, 2003, INTRUST and BISYS are contractually waiving a portion of their management and distribution fees due from the Fund to the extent necessary to limit total operating expenses to 1.30% for Service Shares.


   (2) The NestEgg Funds each pay BISYS a 0.20% administration fee and each Master Portfolio pays advisory and administrative fees, of which each NestEgg Fund bears its pro-rata portion. The Fund's Board of Trustees believes that the aggregate per share expenses of each NestEgg Fund and the respective Master Portfolio will be approximately equal to the expenses such Fund would incur if its assets were invested directly in securities of its own portfolio. Management fees are 0.35% at the Master Portfolio level and 0.15% at the NestEgg Fund level. Total expenses have been restated to reflect the reduction in the advisory fee.

                                               NESTEGG FUNDS
                                               CONTINUED

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]

   Use the table below to compare fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     - $10,000 investment
     - 5% annual return
     - redemption at the end of each period

     - no changes in each NestEgg Fund's operating expenses except the expiration of the current contractual fee waivers on June 30, 2003.


   Because this example is hypothetical and for comparison only, your actual costs will be different.

   EXPENSE EXAMPLE


                                                  1       3         5       10
      NESTEGG FUNDS                             YEAR   YEARS    YEARS    YEARS
      SERVICE SHARES     CAPITAL PRESERVATION   $428   $776    $1,146   $2,187
                                 2010           $428   $757    $1,109   $2,099
                                 2020           $428   $737    $1,067   $2,000
                                 2030           $428   $778    $1,151   $2,197
                                 2040           $428   $786    $1,167   $2,235

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                                  [ICON]

                                                NESTEGG FUNDS
   THE NESTEGG GOAL
   With their comprehensive and methodical allocation strategies, the NestEgg Funds can serve as the core of an investor's portfolio, not just as one element.


   The NestEgg Funds seek to maximize assets for retirement or other purposes consistent with the quantitatively measured risk that investors, on average, may be willing to accept given their investment time horizons. We attempt to manage the investment risk in each NestEgg Fund for investors whose time horizons correspond to the particular NestEgg Fund's name: NestEgg Capital Preservation for investors who are seeking income and moderate long-term growth of capital; and NestEgg 2040 for investors who plan to begin withdrawing a substantial portion of their investment in the decade beginning in the year 2040. Effective December 4, 2001, each Fund's investment objective converted from fundamental to nonfundamental, meaning that they are subject to future changes without prior shareholder approval.


   THE BGFA INVESTMENT MODEL
   Each NestEgg Fund seeks to achieve its goal through an investment strategy that relies on BGFA's proprietary investment model. The model, developed in 1993 and continuously refined, combines:

      - comprehensive data on the returns of the world's equity and bond markets

      - the statistical risk of losses in each of these markets

      - information on how these risks correlate: whether, for example, the cyclical ups and downs in one market, such as bonds, tend to moderate or amplify the cyclical ups and downs in another, such as stocks of large US companies
   The model sets the NestEgg Funds' strategic allocation targets. From an extensive database, it calculates the expected return over time for a range of asset allocations. Then the model selects the allocation, or investment mix, with the highest expected return for a statistically determined risk of loss.

   A NestEgg Fund's allocation may shift significantly in response to changing market conditions -- since the Funds' investment approach allows us to adjust the strategic allocation according to short-term investment considerations. If research reveals that opportunities in a particular stock or bond market seem unusually attractive, we may add to that market's model allocation. Conversely, if research reveals that opportunities in a market do not support long-term expectations, or do not measure up to opportunities elsewhere, we may reduce the allocation suggested by the model.


   Long-term strategic considerations generally account for about 75% of a NestEgg Fund's asset allocation and the short-term outlook accounts for about 25%. Effective December 4, 2001, the "normal" equity asset allocation percentage for the Portfolios increased from 20% to approximately 35% for each Portfolio that has reached its time horizon. This change represents a material increase in the equity exposure to, and risk characteristics of, these Portfolios.

                                                NESTEGG FUNDS
                                                CONTINUED

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                                  [ICON]

   HOW IT WORKS:  SPENDING YOUR "RISK BUDGET" WISELY
   One way to understand how we adjust NestEgg Funds' asset allocation is to regard the statistically determined risk in each Fund as its "risk budget." Each Fund's analysis of investor needs begins from how much its investors can afford to lose -- not from their investments' likely returns. This tolerance for loss is the Fund's risk budget.
   Different investment allocations can have the same risk of loss but with different expected returns. We seek the Fund allocations that offer the highest expected return while keeping within a Fund's statistically determined risk of loss. In other words, the Funds seek the highest expected return in exchange for the various levels of risk most investors that share the Funds' time horizons are willing to take.
   Remember, expected returns are not guaranteed returns. They are average projections based on comprehensive research and accepted principles of market behavior. Likewise, statistically determined risk covers the most likely scenarios, but it does not cover all possible losses.

   PRINCIPAL INVESTMENTS

   The charts below illustrate the actual asset allocation as of fiscal year-end February 28, 2002 for each NestEgg Fund. They demonstrate the far-reaching diversity of a NestEgg investment.

                                                NESTEGG FUNDS
                                                CONTINUED

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                                  [ICON]

   The NestEgg Funds may invest in all the following widely recognized asset classes:
      - money market instruments
      - bonds
      - stocks of the largest US companies
      - stocks of all other publicly traded US corporations
      - stocks that trade outside the United States
      - mortgage related securities

   Within stocks and bonds are sub-categories of securities:

      - US government bonds, bonds issued by corporations, mortgage-backed securities and foreign bonds form four separate sub-categories of bond investments. The first two sub-categories are further subdivided by maturity: long-term and intermediate-term.
      - US stocks can be divided according to the value of their outstanding stock (or capitalization), into large-cap, mid-cap and small-cap groupings.
      - Utilities -- closely regulated power generating companies -- are generally mid-size, but their performance has differed enough from other mid-cap stocks to warrant a distinct grouping.
      - Micro-cap stocks -- the smallest 5% of publicly traded companies -- constitute their own grouping apart from the rest of the small-cap universe.
      - We can cut each of the stock capitalization groupings in half according to their price-to-book ratio -- the ratio of the value of their traded stock to the book value of their plant, equipment and other tangible assets. We consider the half with the higher price-to-book ratio growth stocks and the half with the lower price-to-book ratio value stocks.

                                                NESTEGG FUNDS
                                                CONTINUED

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                                  [ICON]

   MODEL-DRIVEN DECISIONS
   We allocate each NestEgg Fund's assets across investment groups according to a sophisticated mathematical model that we developed in 1993, and have continually refined. Our investment professionals conduct ongoing research to enhance the model, and to ensure that we are keeping pace with the world's constantly changing financial markets. Using this model, we gain a consistent and objective structure for making investment decisions. Unlike traditional investment funds that employ a portfolio manager who makes decisions on a more subjective basis, BGFA applies a scientific approach to investing through the use of such models.

   Conventional asset allocation targets only the three broadest asset classes -- money market investments, bonds and stocks. Comprehensive asset allocation distributes investments methodically among the full range of asset classes. The charts below list the indexes we have adopted or constructed to track the performance of each of the asset classes in which the NestEgg Funds may invest.

   INVESTMENT-GRADE BOND(1) MARKET INDEXES

     SUB-CATEGORY                         MATURITY(2) RANGE                     INDEX PROVIDER
     Long-term government                 10 years or more                      Lehman Brothers(3)
     Intermediate-term government         More than 1 year/less than 10         Lehman Brothers(3)
                                          years
     Long-term corporate                  10 years or more                      Lehman Brothers(3)
     Intermediate-term corporate          More than 1 year/less than 10         Lehman Brothers(3)
                                          years
     Mortgage-backed(4)                   More than 1 year                      Lehman Brothers(3)
     Non-US world government              One year or more                      Salomon Brothers(3)

   (1) Investment-Grade Bonds rank in the four highest categories, according to the statistical criteria established by rating services, such as Moody's Investors Service and Standard & Poor's Corp., to determine a bond's creditworthiness and a bond issuer's financial strength.

   (2) Maturity measures the number of years from the time a borrower issues a bond to the date when the borrower must fully repay the loan, interest included.

   (3) Lehman Brothers, Inc. and Salomon Brothers do not sponsor the NestEgg Funds or their Master Portfolios, nor are they affiliated in any way with BGFA or INTRUST.

   (4) All fixed-coupon mortgage pass-throughs issued by the Federal National Mortgage Association, the Government National Mortgage Association and the Federal Home Loan Mortgage Corporation.

                                                NESTEGG FUNDS
                                                CONTINUED

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                                  [ICON]

   STOCK MARKET INDEXES

     CAPITALIZATION              GROWTH/ VALUE                STOCK MARKET               INDEX PROVIDER
     Large                       Value                        United States              S&P/BARRA*
     Large                       Growth                       United States              S&P/BARRA*
     Large                       Both                         Major world markets,       Morgan Stanley Capital
                                                              excluding Japan            International**
     Large                       Both                         Japan                      Morgan Stanley Capital
                                                                                         International**
     Medium                      Value                        United States              BGFA
     Medium                      Growth                       United States              BGFA
     Medium                      Electrical power and         United States              BGFA
                                 utility companies
     Small                       Value                        United States              BGFA
     Small                       Growth                       United States              BGFA
     Smallest 5%                 Both                         United States              BGFA

   * Neither S&P nor BARRA sponsors the NestEgg Funds or their Master Portfolios, nor are they affiliated in any way with BGFA or INTRUST.

   ** Morgan Stanley Capital International does not sponsor the NestEgg Funds or their Master Portfolios, nor are they affiliated in any way with BGFA or INTRUST.

   OPTIMIZING THE NESTEGG FUNDS' INVESTMENTS

   In the case of some asset categories, most notably US large capitalization growth and value stocks, the NestEgg Funds can own every stock listed in the index. Many of the other indexes consist of thousands of securities. The NestEgg Funds as a practical matter do not hold them all. Instead, we employ a technique known as optimization. We select a group of securities whose diversity, fundamental characteristics and typical risks and returns will closely match the index as a whole. Including a particular security in one of the NestEgg Funds should in no way imply our opinion as to its attractiveness as an investment on its own.

                                                NESTEGG FUNDS
                                                CONTINUED

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                                  [ICON]

   Just as the NestEgg Funds may not invest in all the securities in the indexes, they may invest in securities not included in any index. They may, for instance, invest in American and Global DEPOSITARY RECEIPTS to gain exposure to foreign stock markets. They may also invest in INDEX FUTURES CONTRACTS AND OPTIONS. This tactic can reduce the costs associated with direct investing. It also allows the Funds to approach the returns of a fully invested portfolio while keeping cash on hand to meet the Funds' anticipated cash needs.

   The Funds do not have to invest in every available index. Indeed, until a Master Portfolio has reached a net asset level of $100 million to $150 million, it is unlikely to invest in all the asset classes. More importantly, every asset category may not be appropriate for every Fund. Some may be too volatile for the NestEgg Funds with relatively short time horizons. Others may not offer enough expected return for Funds with relatively distant time horizons.

          DEPOSITARY RECEIPTS are receipts for shares of foreign stocks held on deposit in US banks or banks of major European countries. The receipts trade on the US or local European stock markets as would normal stocks, entitling their owners to the dividends and capital gains earned by the real shares stored in bank vaults.

   ADDITIONAL STRATEGIES

          INDEX FUTURES CONTRACTS are contracts to pay a fixed amount for each point change in a particular market index between the purchase date and the agreed-upon delivery date. The seller never actually delivers "shares" of the index or shares of all the stocks in the index. Instead, the buyer and the seller settle the difference in cash between the contract price and the market price on the agreed-upon date -- the buyer paying the difference if the actual price is lower than the contract price and the seller paying the difference if the actual price is higher.

          Unlike futures, which obligate both buyer and seller, OPTIONS obligate only one of the parties to the transaction. They grant the one party a right, for a price, either to buy or sell at a fixed sum any time up to an agreed-upon expiration date.

   THE NESTEGG FUNDS' MONEY MARKET INVESTMENTS

   The Funds' money market investments consist of high-quality, short-term debt obligations selected for their safety record and ability to maintain value. They all must have remaining maturities of 397 days (about 13 months) or less. They include:

          - US government debt securities

          - foreign and domestic bank obligations

          - corporate borrowings with less than a year to maturity

          REPURCHASE AGREEMENTS obligate a seller of securities to buy them back within a specified period of time (usually one week or less) at an agreed-upon price.

                                                NESTEGG FUNDS
                                                CONTINUED

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                                  [ICON]

    ADDITIONAL RISKS TO THE           Besides the general risks described above under Principal
      FUNDS                           Risk Factors, the NestEgg Funds face additional risks
                                      discussed below. For a further discussion of NestEgg Fund
                                      risks, please refer to the Funds' Statement of Additional
                                      Information (SAI), which is incorporated by reference and is available free of charge by calling 1-888-266-8787.

                                      Derivatives. Index futures contracts and options on index
                                      futures contracts are generally considered
                                      derivatives -- they derive their value from the prices of
                                      the indexes. The floating rate or variable rate bonds that the Funds may purchase are also considered derivatives.
                                      Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden
                                      fluctuations in market prices. The Funds offset this
                                      exposure to increased loss with bank deposits or money
                                      market investments, stable holdings that offset the
                                      potential volatility of their derivative investments, as
                                      required by the Securities and Exchange Commission.

  FUND MANAGEMENT
                          [ICON]


                            THE INVESTMENT ADVISER


   INTRUST Financial Services, Inc., 105 North Main Street, Box One, Wichita, Kansas 67202 is the Adviser for the Funds. INTRUST is a wholly owned subsidiary of INTRUST Bank, N.A. INTRUST Bank is a national banking association which provides a full range of banking and trust services to clients. As of December 31, 2001, total assets under management were approximately $2.5 billion. Through its portfolio management team, INTRUST continuously reviews, supervises and administers the Funds' investment programs.



   For these advisory services, the NestEgg Funds paid advisory fees during their fiscal year ended February 28, 2002 as follows:



                                                   PERCENTAGE OF
                                                AVERAGE NET ASSETS
                                                 AS OF MOST RECENT
                                                  FISCAL YEAR END
                                          ------------------------------
     NestEgg Capital Preservation Fund                 0.58%
                                          ------------------------------
     NestEgg 2010 Fund                                 0.57%
                                          ------------------------------
     NestEgg 2020 Fund                                 0.57%
                                          ------------------------------
     NestEgg 2030 Fund                                 0.51%
                                          ------------------------------
     NestEgg 2040 Fund                                 0.49%
    ---------------------------------------------------------------------



   Contractual fees (without waivers) are: each NestEgg Fund, 0.50% (including fees of 0.35% to BGFA and 0.15% to INTRUST). (Prior to July 1, 2001 contractual advisory fees were 0.55% to BGFA and 0.15% to INTRUST.) INTRUST waived a portion of its contractual advisory fee for certain NestEgg Funds for the fiscal year ended February 28, 2002.



   Thomas S. Gangel, President at INTRUST since August 2001, is responsible for the investment management oversight for INTRUST in its role as adviser to the NestEgg Funds. Mr. Gangel was Vice President and Director of Strategy and Research of INTRUST Bank since June 1997. Mr. Gangel has over 14 years of experience in the investment and trust industry, including the development of equity and fixed income investment services and individual portfolio and relationship management. INTRUST discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust. Prior to his employment with INTRUST in 1997, Mr. Gangel served as a Director with First Asset Management from February, 1996 to June, 1997.

  FUND MANAGEMENT
                          [ICON]




                            ADVISER TO THE MASTER PORTFOLIOS



   The NestEgg Funds are feeder funds that invest all of their assets in Master Portfolios with substantially identical investment objectives, strategies and policies.


   BGFA serves as investment adviser to each Master Portfolio. BGFA provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is a wholly-owned subsidiary of BGI which, in turn, is an indirect subsidiary of Barclays Bank PLC (Barclays). BGFA is located at 45 Fremont Street, San Francisco, California 94105. As of March 31, 2002, BGI and its affiliates, including BGFA, provided investment
   advisory services for approximately $   billion of assets. Each Master
   Portfolio has agreed to pay to BGFA a monthly fee at the annual rate of 0.35% of such Master Portfolio's average daily net assets as compensation for its advisory services.


   Unlike many traditional actively managed funds, there is no single portfolio manager who makes investment decisions for the Master Portfolios. Instead, a team of investment professionals evaluate recommendations made by BGFA's proprietary mathematical model. This process reflects BGFA's commitment to an objective and consistent investment management structure.

   BGI, BGFA, Barclays and their affiliates deal, trade and invest for their own account in the types of securities in which a Master Portfolio may invest and may have deposit, loan and commercial banking relationships with the issuers of securities purchased by a Master Portfolio. There are no affiliated transactions or affiliated broker transactions.

                            THE DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services is the Funds' Distributor and Administrator. Its address is 3435 Stelzer Road, Columbus, Ohio 43219.

   The SAI has more detailed information about the Investment Adviser and other service providers.

  SHAREHOLDER INFORMATION
                                  [ICON]


                                PRICING OF FUND SHARES
   ---------------------------
   HOW NAV IS CALCULATED
   The NAV is calculated by
   adding the total value of
   the Fund's investments and
   other assets, subtracting
   its liabilities and then
   dividing that figure by the
   number of outstanding
   shares of the Fund:
              NAV =
   Total Assets - Liabilities
   ------------------------------
        Number of Shares
           Outstanding


   ---------------------------


NESTEGG FUNDS

Per share net asset value (NAV) for each NestEgg Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time on days the Exchange is open. Share prices may fluctuate on days when purchases and sales cannot take place.
Your order for purchase, sale or exchange of shares is priced at the next determined offering price, which is NAV plus any applicable sales charge as noted in the section "Distribution Arrangements/Sales Charges", calculated after your order is received in good order.
Each NestEgg Fund's investment in the corresponding Master Portfolio is valued based on its pro rata share of such Master Portfolio's shares. Each Master Portfolio determines each corresponding NestEgg Fund shares on the same days and at the same time.
Each Master Portfolio's securities are generally valued at current market prices. If market quotations are not available, prices will be valued at fair value as determined in good faith by or at the direction of the Master Portfolios' Board of Trustees.

  SHAREHOLDER INFORMATION
                                  [ICON]




                                PURCHASING AND ADDING TO YOUR SHARES

                                                                                  MINIMUM           MINIMUM
                                                                                  INITIAL          SUBSEQUENT
                                                         ACCOUNT TYPE            INVESTMENT        INVESTMENT
                                                   Regular (non-retirement)              $1,000           $50
                                                   ----------------------------------------------------------
                                                   Retirement (IRA)                       $ 250           $50
                                                   ----------------------------------------------------------
                                                   Automatic Investment Plan             $1,000           $50

                                     All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

                                     A Fund may waive its minimum purchase
                                     requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.
You may purchase Funds
through the Funds'
Distributor or through
banks, brokers and other
investment representatives,
which may charge additional
fees and may require higher
minimum investments or
impose other limitations on
buying and selling shares.
If you purchase shares
through an investment
representative, that party
is responsible for
transmitting orders by
close of business and may
have an earlier cut-off
time for purchase and sale
requests. Consult your
investment representative
or institution for specific
information.

   -----------------------------------------------------------------------------


   AVOID BACKUP TAX WITHHOLDING



   The Funds are required to withhold 30% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.


   -----------------------------------------------------------------------------

  SHAREHOLDER INFORMATION
                                  [ICON]




                                PURCHASING AND ADDING TO YOUR SHARES
                                CONTINUED
   INSTRUCTIONS FOR OPENING OR
   ADDING TO AN ACCOUNT

   BY REGULAR MAIL

   Initial Investment:

   1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

   2. Make check, bank draft or money order payable to "American Independence Funds Trust."

   3. Mail to: American Independence Funds Trust, P.O. Box 182498, Columbus, OH 43219-2498.

   Subsequent Investments:

   1. Use the investment slip attached to your account statement. Or, if unavailable,

   2. Include the following information on a piece of paper:
      - Fund name

      - Service shares

      - Amount invested
      - Account name
      - Account number
      Include your account number on your check.

   3. Mail to: American Independence Funds Trust, P.O. Box 182498, Columbus, OH 43219-2498.

   BY OVERNIGHT SERVICE
   See instructions 1-2 above for subsequent investments.
   3. Send to: American Independence Funds,
      c/o BISYS Fund Services,
      Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

   ELECTRONIC PURCHASES
   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. Bank. Your bank or broker may charge for this service.

   Establish electronic purchase option on your account application or call
   (888) 266-8787. Your account can generally be set up for electronic purchases within 15 days.

   Call (888) 266-8787 to arrange a transfer from your bank account.

                                                      ELECTRONIC VS. WIRE
                                                      TRANSFER
                                                      Wire transfers allow
                                                      financial institutions to
                                                      send funds to each other,
                                                      almost instantaneously.
                                                      With an electronic
                                                      purchase or sale, the
                                                      transaction is made
                                                      through the Automated
                                                      Clearing House (ACH) and
                                                      may take up to eight days
                                                      to clear. There is
                                                      generally no fee for ACH
                                                      transactions.

  SHAREHOLDER INFORMATION
                                  [ICON]


                                PURCHASING AND ADDING TO YOUR SHARES
                                CONTINUED
   BY WIRE TRANSFER

   Note: Your bank may charge a wire transfer fee.

   Please phone the Funds at (888) 266-8787 for instructions on opening an account or purchasing additional shares by wire transfer.

   You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.

   AUTOMATIC INVESTMENT PLAN

   You can make automatic investments in the Funds from your bank account. Automatic investments can be as little as $50, once you've invested the $1,000 minimum required to open the account.

   To invest regularly from your bank account:

   Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

     -  Your bank name, address and account number
     -  The amount you wish to invest automatically (minimum $50)
     - When you want to invest (on either the fifth or twentieth day of each month)
     -  Attach a voided personal check.

   -----------------------------------------------------------------------------

   DIVIDENDS AND DISTRIBUTIONS


   All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Capital gains are distributed at least annually.


   Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution.
   -----------------------------------------------------------------------------

  SHAREHOLDER INFORMATION
                                  [ICON]


                                SELLING YOUR SHARES
   INSTRUCTIONS FOR SELLING SHARES

   You may sell your shares
   at any time. Your sales
   price will be the next NAV
   after your sell order is
   received by the Fund, its
   transfer agent, or your
   investment representative.
   Normally you will receive
   your proceeds within a
   week after your request is
   received. See section on
   "General Policies on
   Selling Shares" below.
                                   WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

                                   As a mutual fund shareholder, you are
                                   technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

   BY TELEPHONE

   (unless you have declined telephone sales privileges)

     1. Call (888) 266-8787 with instructions as to how you wish to receive your funds (mail, wire, and electronic transfer).

   BY MAIL

     1. Call (888) 266-8787 to request redemption forms or write a letter of instruction indicating:
        - your Fund and account number
        - amount you wish to redeem
        - address where your check should be sent
        - account owner signature

     2. Mail to: American Independence Funds, P.O. Box 182498 Columbus, OH 43218-2499

   BY OVERNIGHT SERVICE

     See instruction 1 above.
     2. Send to: American Independence Funds, c/o BISYS Fund Services, Attn:
        T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219

   WIRE TRANSFER

   You must indicate this option on your application.

   Call (888) 266-8787 to request a wire transfer. If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

   Note: Your financial institution may charge a separate fee.

  SHAREHOLDER INFORMATION
                                  [ICON]


                                SELLING YOUR SHARES
                                CONTINUED
   ELECTRONIC REDEMPTION

   Call (888) 266-8787 to request an electronic redemption.

   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

   If you call by 4 p.m. Eastern time, the NAV of your shares will be determined on the same day and the proceeds credited within 7 days.

   Your bank may charge for this service.

   SYSTEMATIC WITHDRAWAL PLAN

   You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

   - Make sure you've checked the appropriate box on the Account Application. Or call (888) 266-8787.
   - Include a voided personal check.
   - Your account must have a value of $10,000 or more to start withdrawals.
   - If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

                                GENERAL POLICIES ON SELLING SHARES

   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing in the following situations:


   1. Redemptions from Individual Retirement Accounts (IRAs). Please call (888) 266-8787 to request an IRA redemption form.


   2. Redemption requests requiring a signature guarantee, which include each of the following.


   - Your account registration or the name(s) in your account has changed within the last 10 business days

   - The check is not being mailed to the address on your account
   - The check is not being made payable to the owner of the account
   - The redemption proceeds are being transferred to another Fund account with a different registration.

   - The redemption proceeds are being wired to bank instructions currently not on your account.


   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, credit union, clearing agency, or savings association.

   VERIFYING TELEPHONE REDEMPTIONS

   The Fund makes every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

  SHAREHOLDER INFORMATION
                                  [ICON]


                                GENERAL POLICIES ON SELLING SHARES
                                CONTINUED
   REDEMPTION WITHIN 15 BUSINESS DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, the proceeds of your redemption may be held up to 15 business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares with a certified check.

   POSTPONEMENT OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

   REDEMPTION IN KIND

   Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS

   If your account falls below $500 due to redemptions, the Fund may ask you to increase your balance. If it is still below $500 after 30 days from written notice by the Fund to you, the Fund may close your account and send you the proceeds at the current NAV.

   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.

  SHAREHOLDER INFORMATION
                                  [ICON]




                                DISTRIBUTION ARRANGEMENTS/SALES CHARGES

   This section describes the sales charges and fees you will pay as an investor in the Service Shares offered by the Funds. The Fund also offers a Premium Class of shares. Premium Class shares are offered for sale by a separate prospectus.


                                CALCULATION OF SALES CHARGES


   Service Shares are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions. Effective August 1, 2002, the Service Shares will no longer be sold subject to a sales charge.


   The current sales charge rates applicable to NestEgg Funds are as follows:

                             SALES CHARGE                SALES CHARGE
                              AS A % OF                   AS A % OF
   YOUR INVESTMENT          OFFERING PRICE             YOUR INVESTMENT
   ---------------          --------------             ---------------
$0 up to $100,000                3.00%                       3.09%
$100,001 and above               2.00%                       2.56%

                                SALES CHARGE REDUCTIONS

   Reduced sales charges are available to shareholders with investments of more than $100,000. In addition, you may qualify for reduced sales charges under the following circumstances.

   - Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge.

  SHAREHOLDER INFORMATION
                                  [ICON]


   - Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

   - Combination Privilege. Combine accounts of multiple Funds or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

                                SALES CHARGE WAIVERS

   The following qualify for waivers of sales charges applicable to Service Class shares:

   - Existing shareholders of a Fund upon the reinvestment of dividend and capital gain distributions.

   - Officers, trustees and employees of the Funds; officers, directors, advisory board members, employees and retired employees of INTRUST Bank and its affiliates; and officers, directors and employees of any firm providing the Funds with legal, administrative, distribution, marketing, investment advisory or other services (and spouses, children and parents of each of the foregoing);

   - Investors for whom INTRUST Bank or its affiliates, an INTRUST correspondent bank, any sub-adviser or other financial institution acts in a fiduciary, advisory, custodial, agency, or similar capacity;

   - Fund shares purchased with the proceeds from a distribution from an account for which INTRUST Bank or its affiliates acts in a fiduciary, advisory, custodial, agency, or similar capacity (this waiver applies only to the initial purchase of a Fund subject to a sales load);

   - Investors who purchase Shares of a Fund through a payroll deduction plan, a 401(k) plan, a 403(b) plan, a 457 plan or other defined contribution plan, which by its terms permits the purchases of Shares;

   - Shares purchased in connection with "wrap" type investment programs, non-transaction fee investment programs and programs offered by fee-based financial planners, and other types of financial institutions (including omnibus service providers).

   -----------------------------------------------------------------------------
   REINSTATEMENT PRIVILEGE

   If you have sold shares and decide to reinvest in the Fund within a 90 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed.
   -----------------------------------------------------------------------------

  SHAREHOLDER INFORMATION
                                  [ICON]


                                DISTRIBUTION (12b-1) FEES



   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.


   Service Class shares pay a 12b-1 fee of up to 0.25% of the average daily net assets of a Fund. The Distributor has contractually agreed to waive .20% of the fee at least until June 30, 2003.


   Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because the 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

                                SERVICE ORGANIZATION FEES

   Service Organization fees compensate various banks, trust companies, broker-dealers and other financial organizations for administrative services such as maintaining shareholder accounts and records for those investors purchasing shares through these channels. Shareholders may pay a service organization fee of up to 0.25% of the daily net assets of each Fund for services such as record keeping, communication with and education of shareholders, and asset allocation services.



                                MASTER-FEEDER FUND ARRANGEMENTS


   Each NestEgg Fund operates under a master-feeder structure. This means that each NestEgg Fund seeks its investment objective by investing all of its investable assets in another investment company which has a substantially identical investment objective. Each NestEgg Fund invests all of its assets in a corresponding Master Portfolio (each a "Master Portfolio"), each a series of Master Investment Portfolio. Each NestEgg Fund may withdraw its assets from the Master Portfolio and invest its assets in another investment company or, alternatively, it may hire INTRUST or any other investment adviser to manage the NestEgg Fund's assets directly if the Fund's Board of Trustees determines that this action would be in the shareholders' best interests.

  SHAREHOLDER INFORMATION
                                  [ICON]



                                DIVIDENDS, DISTRIBUTIONS AND TAXES


   Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Dividends on the NestEgg Funds are paid quarterly. Capital gains are distributed at least annually.

   Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

   An exchange of shares, like a redemption of shares, is considered a sale, and any related gains may subject to applicable taxes.

   Dividends are taxable as ordinary income. Taxation on capital gains will vary with the length of time the Fund has held the security -- not how long the shareholder has been in the Fund.

   Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year.

   You will be notified in January each year about the federal tax status of distributions made by the Fund, Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

   Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

  SHAREHOLDER INFORMATION
                                  [ICON]


                                EXCHANGING YOUR SHARES

   Shares of any NestEgg Fund in
   the Trust may be exchanged for
   shares of the same class in
   any other NestEgg Fund or the
   Money Market Fund in the
   Trust. You must meet the
   minimum investment
   requirements for the Fund into
   which you are exchanging.
   Exchanges from one Fund to
   another are taxable.

   NOTES ON EXCHANGES
   - The registration and tax
     identification numbers of
     the two accounts must be
     identical.

   - The Exchange Privilege may
     be changed or eliminated at
     any time upon a 60-day
     notice to shareholders.


   - No transaction fees are
     charged for exchanges. You
     can exchange shares for
     shares of the Money Market
     Fund, a series of American
     Independence Funds Trust;
     however, if your exchange
     originated from the Money
     Market Fund, you must pay
     the sales charge when you
     exchange your shares for
     NestEgg Funds' shares. Be
     sure to request and read
     carefully the Money Market
     Fund prospectus before you
     exchange your NestEgg
     shares.



   - To prevent disruption in the
     management of the Funds, due
     to market timing strategies,
     exchange activity may be
     limited to five exchanges
     within a one year period and
     three exchanges in a
     calendar quarter.

                                            INSTRUCTIONS FOR EXCHANGING SHARES
                                            Exchanges may be made by sending a
                                            written request to American
                                            Independence Funds, P.O. Box 182498,
                                            Columbus OH 43218-2499, or by
                                            calling (888) 266-8787. Please
                                            provide the following information:

                                              - Your name and telephone number

                                              - The exact name on your account
                                                and account number

                                              - Taxpayer identification number
                                                (usually your Social Security
                                                number)

                                              - Dollar value or number of shares
                                                to be exchanged

                                              - The name of the Fund from which
                                                the exchange is to be made

                                              - The name of the Fund into which
                                                the exchange is being made.

                                            See "Selling Your Shares" for
                                            important information about
                                            telephone transactions.

  FINANCIAL HIGHLIGHTS

          [ICON]


   The financial highlights tables are intended to help you understand each Fund's financial performance for the period of its operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the NestEgg Fund's
   Service Class Shares have been audited by [          ], whose report, along
   with the Funds' financial statements are included in the NestEgg Funds Annual Report.

                                                     SERVICE SHARES
                                --------------------------------------------------------
                                                    NESTEGG CAPITAL
                                                   PRESERVATION FUND
                                --------------------------------------------------------
                                   FISCAL YEAR         FISCAL YEAR           PERIOD
                                      ENDED               ENDED             ENDED(a)
                                  FEBRUARY 28,        FEBRUARY 29,        FEBRUARY 28,
                                      2001                2000                1999
                                -----------------   -----------------   ----------------
    NET ASSET VALUE, BEGINNING
      OF PERIOD...............       $ 9.95              $ 9.89              $10.00
                                     ------              ------              ------
    INVESTMENT ACTIVITIES:
      Net investment income...         0.36                0.31                0.03
      Net realized and
        unrealized gains
        (losses) on
        investments...........         0.18                0.09               (0.14)
                                     ------              ------              ------
        Total from Investment
          Activities..........         0.54                0.40               (0.11)
                                     ------              ------              ------
    DISTRIBUTIONS:
      Net investment income...        (0.35)              (0.34)                 --
      In excess of net
        investment income.....           --                  --                  --
      Net realized gains on
        investment
        transactions..........        (0.18)                 --                  --
      Tax return of capital...           --                  --**                --
                                     ------              ------              ------
        Total Distributions...        (0.53)              (0.34)                 --
                                     ------              ------              ------
    NET ASSET VALUE, END OF
      PERIOD (EXCLUDES SALES
      CHARGE).................       $ 9.96              $ 9.95              $ 9.89
                                     ======              ======              ======
    TOTAL RETURN..............         5.51%               4.19%              (1.10%)(b)
    RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of period
      (000's).................       $5,074              $5,876              $1,316
    Ratios to average net
      assets:(d)
      Expenses................         1.50%               1.49%               1.50%(c)
      Net investment income...         3.45%               3.12%               2.68%(c)
      Expenses(*).............         2.12%               3.16%              12.20%(c)
    Portfolio turnover
      rate(e).................           58%                 55%                 66%

                                                     SERVICE SHARES
                                --------------------------------------------------------

                                                   NESTEGG 2010 FUND
                                --------------------------------------------------------
                                   FISCAL YEAR         FISCAL YEAR           PERIOD
                                      ENDED               ENDED             ENDED(a)
                                  FEBRUARY 28,        FEBRUARY 29,        FEBRUARY 28,
                                      2001                2000                1999
                                -----------------   -----------------   ----------------
    NET ASSET VALUE, BEGINNING
      OF PERIOD...............       $ 10.37             $  9.92             $10.00
                                     -------             -------             ------
    INVESTMENT ACTIVITIES:
      Net investment income...          0.28                0.21               0.03
      Net realized and
        unrealized gains
        (losses) on
        investments...........         (0.14)               0.50              (0.11)
                                     -------             -------             ------
        Total from Investment
          Activities..........          0.14                0.71              (0.08)
                                     -------             -------             ------
    DISTRIBUTIONS:
      Net investment income...         (0.28)              (0.24)                --
      In excess of net
        investment income.....            --**                --                 --
      Net realized gains on
        investment
        transactions..........         (0.09)              (0.02)                --
      Tax return of capital...            --                  --                 --
                                     -------             -------             ------
        Total Distributions...         (0.37)              (0.26)                --
                                     -------             -------             ------
    NET ASSET VALUE, END OF
      PERIOD (EXCLUDES SALES
      CHARGE).................       $ 10.14             $ 10.37             $ 9.92
                                     =======             =======             ======
    TOTAL RETURN..............          1.39%               7.24%             (0.80%)(b)
    RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of period
      (000's).................       $14,505             $13,671             $2,729
    Ratios to average net
      assets:(d)
      Expenses................          1.44%               1.50%              1.29%(c)
      Net investment income...          2.60%               2.27%              2.46%(c)
      Expenses(*).............          1.76%               2.94%              8.26%(c)
    Portfolio turnover
      rate(e).................            54%                 49%                38%

   ------------------

    (*) During the period certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

   (**) The amount is less than $0.005.

   (a) Period from January 4, 1999 (commencement of operations).

   (b) Not annualized.

   (c) Annualized.

   (d) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the corresponding Master Portfolios.

   (e) Represents annualized portfolio turnover rate of corresponding Master Portfolio.

  FINANCIAL HIGHLIGHTS

          [ICON]

                                                             SERVICE SHARES
                                ------------------------------------------------------------------------
                                                 NESTEGG 2020 FUND                     NESTEGG 2030 FUND
                                ----------------------------------------------------   -----------------
                                FISCAL YEAR ENDED    PERIOD ENDED    PERIOD ENDED(a)   FISCAL YEAR ENDED
                                  FEBRUARY 28,       FEBRUARY 29,     FEBRUARY 28,       FEBRUARY 28,
                                      2001               2000             1999               2001
                                -----------------   --------------   ---------------   -----------------
    NET ASSET VALUE, BEGINNING
      OF PERIOD...............       $ 10.76           $  9.93           $10.00             $ 11.02
                                     -------           -------           ------             -------
    INVESTMENT ACTIVITIES:
      Net investment income...          0.18              0.07(f)          0.01                0.09
      Net realized and
        unrealized gains
        (losses) on
        investments...........         (0.58)             0.94            (0.08)              (0.79)
                                     -------           -------           ------             -------
        Total from Investment
          Activities..........         (0.40)             1.01            (0.07)              (0.70)
                                     -------           -------           ------             -------
    DISTRIBUTIONS:
      Net investment income...         (0.18)            (0.13)              --               (0.09)
      In excess of net
        investment income.....            --**              --               --                  --**
      Net realized gains on
        investment
        transactions..........         (0.07)            (0.05)              --               (0.04)
      In excess of net
        realized gains on
        investment
        transactions..........         (0.04)               --               --               (0.01)
                                     -------           -------           ------             -------
        Total Distributions...         (0.29)            (0.18)              --               (0.14)
                                     -------           -------           ------             -------
    NET ASSET VALUE, END OF
      PERIOD..................       $ 10.08           $ 10.76           $ 9.93             $ 10.18
                                     =======           =======           ======             =======
    TOTAL RETURN (EXCLUDES
      SALES CHARGE)...........         (3.78%)           10.20%           (0.70%)(b)          (6.42%)
    RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of period
      (000's).................       $23,513           $18,830           $7,149             $10,896
    Ratios to average net
      assets:(d)
      Expenses................          1.34%             1.50%            1.69%(c)            1.49%
      Net investment income...          1.60%             1.30%            0.81%(c)            0.79%
      Expenses(*).............          1.59%             3.47%            5.69%(c)            1.91%
    Portfolio turnover
      rate(e).................            39%               43%              36%                 27%

                                         SERVICE SHARES
                                --------------------------------
                                     NESTEGG 2030 FUND
                                --------------------------------
                                 PERIOD ENDED    PERIOD ENDED(a)
                                 FEBRUARY 29,     FEBRUARY 28,
                                     2000             1999
                                --------------   ---------------
    NET ASSET VALUE, BEGINNING
      OF PERIOD...............      $ 9.92           $10.00
                                    ------           ------
    INVESTMENT ACTIVITIES:
      Net investment income...        0.07               --**
      Net realized and
        unrealized gains
        (losses) on
        investments...........        1.14            (0.08)
                                    ------           ------
        Total from Investment
          Activities..........        1.21            (0.08)
                                    ------           ------
    DISTRIBUTIONS:
      Net investment income...       (0.06)              --
      In excess of net
        investment income.....          --               --
      Net realized gains on
        investment
        transactions..........       (0.05)              --
      In excess of net
        realized gains on
        investment
        transactions..........          --               --
                                    ------           ------
        Total Distributions...       (0.11)              --
                                    ------           ------
    NET ASSET VALUE, END OF
      PERIOD..................      $11.02           $ 9.92
                                    ======           ======
    TOTAL RETURN (EXCLUDES
      SALES CHARGE)...........       12.28%           (0.80%)(b)
    RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of period
      (000's).................      $7,371           $1,198
    Ratios to average net
      assets:(d)
      Expenses................        1.49%            1.50%(c)
      Net investment income...        0.72%            0.40%(c)
      Expenses(*).............        2.48%           17.19%(c)
    Portfolio turnover
      rate(e).................          26%              19%

   ------------------

    (*) During the period certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

   (**) The amount is less than $0.005.

   (a) Period from January 4, 1999 (commencement of operations).

   (b) Not annualized.

   (c) Annualized.

   (d) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the corresponding Master Portfolios.

   (e) Represents annualized portfolio turnover rate of corresponding Master Portfolio.

   (f) Per share net investment income has been calculated using the daily average share method.

  FINANCIAL HIGHLIGHTS

          [ICON]

                                                                        SERVICE SHARES
                                                     ----------------------------------------------------
                                                                      NESTEGG 2040 FUND
                                                     ----------------------------------------------------
                                                     FISCAL YEAR ENDED    PERIOD ENDED    PERIOD ENDED(a)
                                                       FEBRUARY 28,       FEBRUARY 29,     FEBRUARY 28,
                                                           2001               2000             1999
                                                     -----------------   --------------   ---------------
    NET ASSET VALUE, BEGINNING
      OF PERIOD....................................       $ 11.42            $ 9.95           $10.00
                                                          -------            ------           ------
    INVESTMENT ACTIVITIES:
      Net investment loss..........................            --**              --**          (0.01)
      Net realized and unrealized gains (losses) on
         investments...............................         (1.27)             1.52            (0.04)
                                                          -------            ------           ------
         Total from Investment Activities..........         (1.27)             1.52            (0.05)
                                                          -------            ------           ------
    DISTRIBUTIONS:
      In excess of net investment income...........         (0.01)            (0.01)              --
      Net realized gains on investment
         transactions..............................         (0.09)            (0.04)              --
      In excess of net realized gains on investment
         transactions..............................         (0.02)               --               --
                                                          -------            ------           ------
         Total Distributions.......................         (0.12)            (0.05)              --
                                                          -------            ------           ------
    NET ASSET VALUE, END OF PERIOD.................       $ 10.03            $11.42           $ 9.95
                                                          =======            ======           ======
    TOTAL RETURN (EXCLUDES SALES CHARGE)...........        (11.22%)           15.36%           (0.05%)(b)
    RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of period (000's)..............       $10,250            $8,028           $  876
    Ratios to average net assets:(d)
      Expenses.....................................          1.46%             1.48%            1.50%(c)
      Net investment loss..........................         (0.01%)           (0.05%)          (0.51%)(c)
      Expenses(*)..................................          1.86%             2.32%           14.00%(c)
    Portfolio turnover rate(e).....................            20%               29%              19%

   ------------------

    (*) During the period certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

   (**) The amount is less than $0.005.

   (a) Period from January 4, 1999 (commencement of operations).

   (b) Not annualized.

   (c) Annualized.

   (d) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the corresponding Master Portfolios.

   (e) Represents annualized portfolio turnover rate of corresponding Master Portfolio.

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS:

The Funds' annual and semi-annual reports to shareholders contain additional information on each Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:

                            AMERICAN INDEPENDENCE FUNDS
                            TRUST --
                            NESTEGG FUNDS
                            3435 STELZER ROAD
                            COLUMBUS, OHIO 43219
                            TELEPHONE: (888) 266-8787

You can review and copy the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

- For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090.


- Free from the Commission's Website at www.sec.gov.



- Requests for information may also be sent by electronic request to the following e-mail address: publicinfo@sec.gov.


Investment Company Act file no. 811-7505.

                        AMERICAN INDEPENDENCE FUNDS TRUST
                     3435 STELZER ROAD, COLUMBUS, OHIO 43219
                 GENERAL AND ACCOUNT INFORMATION: (888) 266-8787

              INTRUST FINANCIAL SERVICES, INC. - INVESTMENT ADVISER
                          ("INTRUST" OR THE "ADVISER")

                               BISYS FUND SERVICES
                          ADMINISTRATOR AND DISTRIBUTOR
              ("BISYS" OR THE "ADMINISTRATOR" OR THE "DISTRIBUTOR")

                       STATEMENT OF ADDITIONAL INFORMATION

                        NestEgg Capital Preservation Fund
                          (formerly Nestegg 2000 Fund)
                                NestEgg 2010 Fund
                                NestEgg 2020 Fund
                                NestEgg 2030 Fund
                                NestEgg 2040 Fund


     This Statement of Additional Information (the "SAI") describes five NestEgg Funds (each a "Fund", collectively the "NestEgg Funds") offered by American Independence Funds Trust (the "Trust"). The Trust is a registered open end investment company that currently offers eleven series.

     Each NestEgg Fund invests all of its assets in a separate portfolio (each a "Master Portfolio") of the Master Investment Portfolio ("MIP") having the same investment objective and policies as the NestEgg Funds. Therefore, the investment experience of each NestEgg Fund will correspond directly with the relevant Master Portfolio's investment experience. This two-tiered approach is commonly referred to as a master-feeder fund structure. MIP is an open-end, series investment company consisting of twelve series including the Master Portfolios. Barclays Global Fund Advisors ("BGFA") serves as investment adviser to the corresponding Master Portfolio of each Fund. References to the investments, investment policies and risks of the Funds unless otherwise indicated, should be understood as references to the investments, investment policies and risks of the corresponding Master Portfolios. INTRUST Financial Services, Inc. ("INTRUST") serves as investment adviser (the "Adviser") to the Funds.

     Each Fund constitutes a separate investment portfolio with distinct investment objectives and policies. Shares of the Funds are sold to the public by BISYS, as Distributor to the Funds, as an investment vehicle for individuals, institutions, corporations and fiduciaries, including customers of INTRUST or its affiliates.


     This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by a prospectus for the Funds dated June 30, 2002 (the "Prospectus"). This SAI contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Financial Statements included in the NestEgg Funds' Annual Report dated February 28, 2002 is incorporated by reference to this SAI. The Prospectus and Annual Report may be obtained without charge by writing the Funds at the address above or calling 1-888-266-8787.

June 30, 2002

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

FUND HISTORY..............................................................

DESCRIPTIONS OF THE FUNDS
AND THEIR INVESTMENTS AND RISKS...........................................

PORTFOLIO SECURITIES......................................................

RISK CONSIDERATIONS.......................................................

MANAGEMENT ...............................................................

ADMINISTRATION AND FUND ACCOUNTING SERVICES...............................

EXPENSES .................................................................

DETERMINATION OF NET ASSET VALUE
OF THE NESTEGG FUNDS......................................................

PORTFOLIO TRANSACTIONS
OF THE NESTEGG FUNDS .....................................................

TAXATION .................................................................

OTHER INFORMATION ........................................................

APPENDIX .................................................................



NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS, OR IN THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUSES AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

                                  FUND HISTORY

     The Trust is a Delaware business trust established under a Declaration of Trust dated January 26, 1996 and currently consists of eleven separately managed diversified portfolios. Each NestEgg Fund invests all of its assets in the corresponding Master Portfolio of MIP (as shown below), which has the same investment objective as the related Fund.

                FUND                            CORRESPONDING MASTER PORTFOLIO
                ----                            ------------------------------
        NestEgg Capital Preservation Fund       LifePath Income Master
        Portfolio NestEgg 2010 Fund             LifePath 2010 Master Portfolio
        NestEgg 2020 Fund                       LifePath 2020 Master Portfolio
        NestEgg 2030 Fund                       LifePath 2030 Master Portfolio
        NestEgg 2040 Fund                       LifePath 2040 Master Portfolio


            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

     INVESTMENT OBJECTIVES. The Master Portfolios consist of five asset allocation funds, each of which is a diversified fund offered by MIP. Organizations and other entities such as the Funds that hold shares of beneficial interest of a Master Portfolio may be referred to herein as "feeder funds."

     The Master Portfolios seek to provide long-term investors in a feeder fund with an asset allocation strategy designed to maximize assets consistent with the quantitatively measured risk such investors, on average, may be willing to accept given their investment time horizons.

     As with all mutual funds, there can be no assurance that the investment objective of each Master Portfolio will be achieved. Each Master Portfolio's investment objective cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of such Master Portfolio's outstanding voting shares.

     INVESTMENT POLICIES. The Master Portfolios invest in a wide range of U.S. and foreign equity and debt securities and money market instruments. Each Master Portfolio is managed for investors in a feeder fund planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year stated in the title of the Fund in which they invest (e.g., investors in the NestEgg Capital Preservation Fund plan to retire before the year 2010). As each target date approaches, each NestEgg Fund will invest more conservatively, so that over time, stock investments are reduced and bond and money market investments are increased.

     The NestEgg Funds contain both "strategic" and "tactical" components, with the strategic component weighted more heavily than the tactical component. The strategic component of the Funds evaluates the risk that investors, on average, may be willing to accept given their investment time horizons. The strategic component thus determines the changing investment risk level of each NestEgg Fund as time passes. The tactical component addresses short-term market conditions. The tactical component thus adjusts the amount of investment risk taken by each NestEgg Fund without regard to time horizon, but rather in consideration of the relative risk-adjusted short-term attractiveness of various asset classes. The NestEgg Funds may invest in a wide range of U.S. and foreign investments and market sectors and may shift their allocations among investments and sectors from time to time. To manage the NestEgg Funds, BGFA employs a proprietary investment model (the "Model") that analyzes extensive financial and economic data, including risk correlation and expected return statistics. The Model selects indices representing segments of the global equity and debt markets and the Funds invest to create market exposure by purchasing representative samples of the indices in an attempt to replicate their performance.

     The Model has broad latitude to allocate the Funds' investments among equity securities, debt securities and money market instruments. The NestEgg Funds are not managed as balanced portfolios and are not required to maintain a portion of their investments in each of the permitted investment categories at all times. Until a NestEgg Fund attains an asset level of approximately $100 to $150 million, the Model will allocate assets across fewer of the investment categories identified below than it otherwise would. As a NestEgg Fund approaches this minimum asset level, the Model will add investment categories from among those identified below, thereby approaching the desired investment mix overtime. The portfolio of investments of each NestEgg Fund is compared from time to time to the Model's recommended allocation. Recommended reallocations are implemented subject to BGFA's assessment of current economic conditions and investment opportunities. BGFA may change from time to time the criteria and methods it uses to implement the recommendations of the Model. Recommended reallocations are implemented in accordance with trading policies designed to take advantage of market opportunities and reduce transaction costs. The asset allocation mix selected by the Model is a primary determinant in the respective NestEgg Fund's investment performance. BGFA manages other portfolios which also invest in accordance with the Model. The performance of each of those other portfolios is likely to vary from the performance of NestEgg Funds. Such variation in performance is primarily due to different equilibrium asset-mix assumptions used for the various portfolios, timing differences in the implementation of the Model's recommendations and differences in expenses and liquidity requirements. The overall management of each NestEgg Fund is based on the recommendation of the Model, and no person is primarily responsible for recommending the mix of asset classes in each Fund or the mix of securities within the asset classes. Decisions relating to the Model are made by BGFA's investment committee.

     EQUITY SECURITIES. The Master Portfolios seek U.S. equity market exposure through investment in securities representative of the following indices of common stocks:

     -- The Standard and Poors ("S&P")/BARRA Value Stock Index (consisting of primarily large-capitalization U.S. stocks with lower-than-average price/book ratios).

     -- The S&P/BARRA Growth Stock Index (consisting of primarily large-capitalization U.S. stocks with higher-than-average price/book ratios).

     -- The Intermediate Capitalization Value Stock Index (consisting of primarily medium-capitalization U.S. stocks with lower-than-average price/book ratios).

     -- The Intermediate Capitalization Growth Stock Index (consisting of primarily medium-capitalization U.S. stocks with higher-than-average price/book ratios).

     -- The Intermediate Capitalization Utility Stock Index (consisting of primarily medium-capitalization U.S. utility stocks).

     -- The Micro Capitalization Market Index (consisting of primarily small-capitalization U.S. stocks).

     -- The Small Capitalization Value Stock Index (consisting of primarily small-capitalization U.S. stocks with lower-than-average price/book ratios).

     -- The Small Capitalization Growth Stock Index (consisting of primarily small-capitalization U.S. stocks with higher-than-average price/book ratios).

     The Master Portfolios seek foreign equity market exposure through investment in foreign equity securities, American Depositary Receipts, Global Depository Receipts or European Depositary Receipts of issuers whose securities are representative of the following indices of foreign equity securities:

     -- The Morgan Stanley Capital International (MSCI) Japan Index (consisting of primarily large-capitalization Japanese stocks).

     -- The Morgan Stanley Capital International Europe, Australasia, Far East(R) Index (MSCI EAFE(R)) Ex-Japan Index (consisting of primarily large-capitalization foreign stocks, excluding Japanese stocks).

     The Master Portfolios also may seek U.S. and foreign equity market exposure through investment in equity securities of U.S. and foreign issuers that are not included in the indices listed above.

     DEBT SECURITIES. The Master Portfolios seek U.S. debt market exposure through investment in securities representative of the following indices of U.S. debt securities:

     -- The Lehman Brothers Long-Term Government Bond Index (consisting of all U.S. Government bonds with maturities of at least ten years).

     -- The Lehman Brothers Intermediate-Term Government Bond Index (consisting of all U.S. Government bonds with maturities of less than ten years and greater than one year).

     -- The Lehman Brothers Long-Term Corporate Bond Index (consisting of all U.S. investment-grade corporate bonds with maturities of at least ten years).

     -- The Lehman Brothers Intermediate-Term Corporate Bond Index (consisting of all U.S. investment-grade corporate bonds with maturities of less than ten years and greater than one year).

     -- The Lehman Brothers Mortgage-Backed Securities Index (consisting of all fixed-coupon mortgage pass-throughs issued by the Federal National Mortgage Association, Government National Mortgage Association and Federal Home Loan Mortgage Corporation with maturities greater than one year).

     The Master Portfolios seek foreign debt market exposure through investment in securities representative of the following index of foreign debt securities:

     -- The Salomon Brothers Non-U.S. World Government Bond Index (consisting of foreign government bonds with maturities of greater than one year).

     Each U.S. and foreign debt security is expected to be part of an issuance with a minimum outstanding amount at the time of purchase of approximately $50 million and $100 million, respectively. Each security in which a Master Portfolio invests must be rated at least "Baa" by Moody's Investors Service, Inc. ("Moody's"), or "BBB" by Standard & Poor's Corporation ("S&P"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps, Inc. ("Duff") or, if unrated, deemed to be of comparable quality by BGFA in accordance with procedures approved by MIP's Board of Trustees. See "Risk Considerations" below.

     MONEY MARKET INSTRUMENTS. The money market instrument portion of the portfolio of each Master Portfolio generally is invested in high-quality money market instruments, including U.S. Government obligations, obligations of domestic and foreign banks, short-term corporate debt instruments and repurchase agreements. See "Short-Term Instruments and Temporary Investments" below for a more complete description of the money market instruments in which each Master Portfolio may invest.


THE MASTER PORTFOLIOS

     INVESTMENT RESTRICTIONS. Each Fund and Master Portfolio has adopted investment policies which may be fundamental or non-fundamental. Fundamental policies cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund or Master Portfolio, as the case may be.

     Non-fundamental policies may be changed without shareholder approval by vote of a majority of the Trustees of MIP or the Trustees of the Trust, as the case may be, at any time.


     FUNDAMENTAL INVESTMENT RESTRICTIONS. Each Fund and each of the Master Portfolios is subject to the following investment restrictions, all of which are fundamental policies.

     Each Fund and Master Portfolio may not:

     (1) PURCHASE THE SECURITIES of any single issuer IF, AS A RESULT, WITH RESPECT TO 75% OF A FUND/PORTFOLIO'S TOTAL ASSETS, MORE THAN 5% of the value of its total assets WOULD BE INVESTED IN THE SECURITIES OF SUCH ISSUER OR THE FUND/PORTFOLIO'S OWNERSHIP WOULD BE more than 10% of the outstanding voting securities of SUCH ISSUER, PROVIDED THAT THIS RESTRICTION DOES NOT LIMIT A FUND/PORTFOLIO'S CASH OR CASH ITEMS, INVESTMENTS IN SECURITIES ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT, ITS AGENCIES AND INSTRUMENTALITIES, OR INVESTMENTS IN SECURITIES OF OTHER INVESTMENT COMPANIES.

     (2) PURCHASE OR SELL COMMODITIES, PROVIDED THAT (I) CURRENCY WILL NOT BE DEEMED TO BE A COMMODITY FOR PURPOSES OF THIS RESTRICTION, (II) THIS RESTRICTION DOES NOT LIMIT THE PURCHASE OR SALE OF FUTURES CONTRACTS, FORWARD CONTRACTS OR OPTIONS, AND (III) THIS RESTRICTION DOES NOT LIMIT THE PURCHASE OR SALE OF SECURITIES OR OTHER INSTRUMENTS BACKED BY COMMODITIES OR THE PURCHASE OR SALE OF COMMODITIES ACQUIRED AS A RESULT OF OWNERSHIP OF SECURITIES OR OTHER INSTRUMENTS.

     (3) PURCHASE OR SELL REAL ESTATE UNLESS ACQUIRED AS A RESULT OF OWNERSHIP OF SECURITIES OR OTHER INSTRUMENTS (BUT THIS SHALL NOT PREVENT THE FUNDS/PORTFOLIOS FROM INVESTING IN SECURITIES OR OTHER INSTRUMENTS BACKED BY REAL ESTATE OR SECURITIES OF COMPANIES ENGAGED IN THE REAL ESTATE BUSINESS).

     (4) BORROW MONEY OR ISSUE SENIOR SECURITIES, except to the extent permitted under the 1940 Act, INCLUDING THE RULES, REGULATIONS AND ANY ORDERS OBTAINED THEREUNDER.

     (5) MAKE LOANS TO OTHER PARTIES, EXCEPT TO THE EXTENT PERMITTED UNDER THE 1940 ACT, INCLUDING THE RULES, REGULATIONS AND ANY ORDERS OBTAINED THEREUNDER. FOR THE PURPOSES OF THIS LIMITATION, ENTERING into repurchase agreements, LENDING SECURITIES AND ACQUIRING ANY DEBT SECURITIES ARE NOT DEEMED TO BE THE MAKING OF LOANS.

     (6) UNDERWRITE securities of other issuers, except to the extent that the PURCHASE OF PERMITTED INVESTMENTS DIRECTLY FROM THE ISSUER THEREOF OR FROM AN UNDERWRITER FOR AN ISSUER AND THE LATER DISPOSITION OF SUCH SECURITIES IN ACCORDANCE WITH A PORTFOLIO'S INVESTMENT PROGRAM MAY BE DEEMED TO BE AN UNDERWRITING; AND PROVIDED FURTHER, THAT THE PURCHASE BY THE PORTFOLIOS OF SECURITIES ISSUED BY AN OPEN-END MANAGEMENT INVESTMENT COMPANY, OR A SERIES THEREOF, WITH SUBSTANTIALLY THE SAME INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS AS THE PORTFOLIOS SHALL NOT CONSTITUTE AN UNDERWRITING FOR PURPOSES OF THIS PARAGRAPH.

     (7) PURCHASE the securities of issuers CONDUCTING THEIR PRINCIPAL BUSINESS ACTIVITY IN THE SAME INDUSTRY, IF IMMEDIATELY AFTER THE PURCHASE AND AS A RESULT THEREOF, THE VALUE OF A FUND/PORTFOLIO'S INVESTMENTS IN THAT INDUSTRY WOULD EQUAL OR EXCEED 25% OF THE CURRENT VALUE OF THE FUND/ PORTFOLIO'S TOTAL

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ASSETS, PROVIDED THAT THIS RESTRICTION DOES NOT LIMIT A FUND/PORTFOLIO'S: (I)
INVESTMENTS IN SECURITIES OF OTHER INVESTMENT COMPANIES, (II) INVESTMENTS IN SECURITIES ISSUED OR GUARANTEED BY the U.S. Government, its agencies or instrumentalities, OR (III) INVESTMENTS IN REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT SECURITIES.

     WITH RESPECT TO PARAGRAPH 4, THE 1940 ACT CURRENTLY ALLOWS A FUND TO BORROW UP TO ONE-THIRD OF THE VALUE OF ITS TOTAL ASSETS (INCLUDING THE AMOUNT BORROWED) VALUED AT THE LESSER OF COST OR MARKET, LESS LIABILITIES (NOT INCLUDING THE AMOUNT BORROWED) AT THE TIME THE BORROWING IS MADE. WITH RESPECT TO PARAGRAPH 4, THE 1940 ACT AND REGULATORY INTERPRETATIONS CURRENTLY LIMIT THE PERCENTAGE OF A FUND'S SECURITIES THAT MAY BE LOANED TO ONE-THIRD OF THE VALUE OF ITS TOTAL ASSETS.


     NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. Each of the Funds and Master Portfolios are subject to the following non-fundamental policies.

     As a matter of non-fundamental policy:

     (1) The Master Portfolios may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, a Master Portfolio's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment, (ii) 5% of such Master Portfolio's total assets with respect to any one investment company, and (iii) 10% of such Master Portfolio's total assets in the aggregate. Other investment companies in which the Master Portfolios invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by a Master Portfolio.

     (2) Each Master Portfolio may not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Master Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of a Master Portfolio's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Master Portfolios will not enter into any portfolio security lending arrangement having a duration of longer than one year.

     (4) PURCHASE SECURITIES ON MARGIN, BUT EACH MASTER PORTFOLIO MAY MAKE MARGIN DEPOSITS IN CONNECTION WITH TRANSACTIONS IN OPTIONS, FORWARD CONTRACTS, FUTURES CONTRACTS, INCLUDING THOSE RELATED TO INDEXES, AND OPTIONS ON FUTURES CONTRACTS OR INDEXES.

     Notwithstanding any other investment policy or limitation (whether or not fundamental), each Fund may invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the Master Portfolio. A decision to so invest all of its assets may, depending on the circumstances applicable at the time, require approval of shareholders.


                              PORTFOLIO SECURITIES

     THE NESTEGG FUNDS AND THEIR CORRESPONDING MASTER PORTFOLIOS MAY PARTICIPATE IN THE FOLLOWING PERMITTED INVESTMENT ACTIVITIES AS INDICATED:

     U.S. GOVERNMENT OBLIGATIONS. The Master Portfolios may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and GNMA certificates) or
(ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     SECURITIES OF NON-U.S. ISSUERS. The Master Portfolios may invest in certain securities of non-U.S. issuers as discussed below.

     OBLIGATIONS OF FOREIGN GOVERNMENTS, SUPRANATIONAL ENTITIES AND BANKS. Each Master Portfolio may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by BGFA to be of comparable quality to the other obligations in which such Master Portfolio may invest. The Master Portfolios may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of each Master Portfolio's assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

     Each Master Portfolio may invest a portion of its total assets in high-quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.

     FOREIGN EQUITY SECURITIES AND DEPOSITARY RECEIPTS. Each Master Portfolio's assets may be invested in equity securities of foreign issuers and American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") of such issuers.

     ADRs, EDRs and GDRs may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of underlying foreign securities, EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and EDRs, CDRs and GDRs in bearer form are designed for use in Europe. Each Master Portfolio may invest in ADRs, EDRs and CDRs through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

     MORTGAGE-BACKED SECURITIES. Each Master Portfolio may invest in mortgage-backed securities ("MBSs"), which are securities representing interests in a pool of loans secured by mortgages. The resulting cash flow from these mortgages is used to pay principal and interest on the securities. MBSs are assembled for sale to investors generally by various government-sponsored enterprises such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") or are guaranteed by such governmental agencies as the Government National Mortgage Association ("GNMA"). Regardless of the type of guarantee, all MBSs are subject to interest rate risk (i.e., exposure to loss due to changes in interest rates) and prepayment risk. Prepayment risk is the risk to the Master Portfolios that, as interest rates fall, homeowners will refinance existing mortgages, causing mortgage-backed securities to have reduced yields.

     GNMA MBSs include GNMA Mortgage Pass-through Certificates (also known as "Ginnie Maes") which are guaranteed as to the full and timely payment of principal and interest by GNMA and such guarantee is backed by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development and, as such, Ginnie Maes are backed by the full faith and credit of the federal government. In contrast, MBSs issued by FNMA include FNMA Guaranteed Mortgage Pass-through Certificates ("Fannie Maes") which are solely the obligations of FNMA and are neither backed by nor entitled to the full faith and credit of the federal government). FNMA is a government-sponsored enterprise which is also a private corporation whose stock trades on the NYSE. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. MBSs issued by FHLMC include FHLMC Mortgage Participation Certificates ("Freddie Macs" or "PCs"). FHLMC is a government-sponsored enterprise whose MBSs are solely obligations of FHLMC. Therefore, Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. FHLMC guarantees timely payment of interest, but only ultimate payment of principal due under the obligations it issues. FHLMC may, under certain circumstances, remit the guaranteed payment of principal at any time after default on an underlying mortgage, but in no event later than one year after the guarantee becomes payable.

     FUTURES CONTRACTS AND OPTIONS TRANSACTIONS. The Master Portfolios may use futures contracts as a hedge against the effects of interest rate changes or changes in the market value of the stocks comprising the index in which such Master Portfolio invests. A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time and place. An Index Futures Contract provides for the delivery, at a designated date, time and place of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading on the contract and the price at which the contract is originally struck, no physical delivery of the securities comprising the index is made. Options on Futures contracts are similar to options on securities or currencies except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Futures contracts and options are standardized and traded on exchanges, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts are subject to market risk (i.e., exposure to adverse price changes). At the time it enters into a futures transaction, a Master Portfolio is required to make a performance deposit (initial margin) of cash or liquid securities in a segregated account in the name of the futures broker. Subsequent payments of "variation margin" are then made on a daily basis, depending on the value of the futures position which is continually "marked to market."

     A Master Portfolio may engage only in futures contract transactions involving (i) the sale of a futures contract (i.e., short positions) to hedge the value of securities held by such Master Portfolio; (ii) the purchase of a futures contract when such Master Portfolio hold a short position having the same delivery month (i.e., a long position offsetting a short position); or
(iii) the purchase of a futures contract to permit the Master Portfolio to, in effect, participate in the market for the designated securities underlying the futures contract without actually owning such designated securities. When a Master Portfolio purchases a futures contracts, it will create a segregated account consisting of cash or other liquid assets in an amount equal to the total market value of such futures contract, less the amount of initial margin for the contract.

     If a Master Portfolio enters into a short position in a futures contract as a hedge against anticipated adverse market movements and the market then rises, the increase in the value of the hedged securities will be offset, in whole or in part, by a loss on the futures contract. If instead a Master Portfolio purchases a futures contract as a substitute for investing in the designated underlying securities, a Master Portfolio experiences gains or losses that correspond generally to gains or losses in the underlying securities. The latter type of futures contract transactions permits a Master Portfolio to experience the results of being fully invested in a particular asset class, while maintaining the liquidity needed to manage cash flows into or out of the Master Portfolio (e.g., from purchases and redemptions of Master Portfolio shares). Under normal market conditions, futures contract positions may be closed out on a daily basis. The Master Portfolios expect to apply a portion of their cash or cash equivalents maintained for liquidity needs to such activities.

     Transactions by a Master Portfolio in futures contracts involve certain risks. One risk in employing futures contracts as a hedge against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in the Master Portfolio's investment portfolio. Similarly, in employing futures contracts as a substitute for purchasing the designated underlying securities, there is a risk that the performance of the futures contract may correlate imperfectly with the performance of the direct investments for which the futures contract is a substitute. In addition, commodity exchanges generally limit the amount of fluctuation permitted in futures contract prices during a single trading day, and the existence of such limits may prevent the prompt liquidation of futures positions in certain cases. Limits on price fluctuations are designed to stabilize prices for the benefit of market participants; however, there could be cases where the Master Portfolio could incur a larger loss due to the delay in trading than it would have if no limit rules had been in effect.

     In order to comply with undertakings made by the Master Portfolio pursuant to Commodity Futures Trading Commission ("CFTC") Regulation 4.5, the Master Portfolios will use futures and option contracts solely for bona fide hedging purposes within the meaning and intent of CFTC Reg. 1.3(z); provided, however, that in addition, with respect to positions in commodity futures or commodity option contracts which do not come within the meaning and intent of CFTC Reg. 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed five percent of the liquidation value of the Master Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any such contract it has entered into; and provided further, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount as defined in CFTC Reg. 190.01(x) may be excluded in computing such five percent.

     STOCK INDEX FUTURES AND OPTIONS ON STOCK INDEX FUTURES. Each Master Portfolio may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, each Master Portfolio intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity. There can be no assurance that a liquid market will exist at the time when a Master Portfolio decides to close out a futures contract or a futures option position. Lack of a liquid market may prevent liquidation of an unfavorable position.

     Options on stock indices are similar to options on stock except that (a) the expiration cycles of stock index options are monthly, while those of stock options are currently quarterly, and (b) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount depends upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of case received is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified multiplier. The writer of the option is obligated in return for the premium received, to make delivery of this amount. The writer may offset a position in stock index options prior to expiration by entering into a closing transaction on an exchange or the writer may let the option expire unexercised.

     EXCHANGE-TRADED FUNDS. THE FUNDS MAY PURCHASE SHARES OF EXCHANGE-TRADED FUNDS ("ETFS"), INCLUDING SHARES OF ETFS THAT ARE AFFILIATES OF THE TRUST. TYPICALLY, A FUND WOULD PURCHASE ETF SHARES FOR THE SAME REASON IT WOULD PURCHASE (AND AS AN ALTERNATIVE TO PURCHASING) FUTURES CONTRACTS: TO OBTAIN EXPOSURE TO THE STOCK MARKET WHILE MAINTAINING FLEXIBILITY TO MEET THE LIQUIDITY NEEDS OF THE FUND. ETF SHARES ENJOY SEVERAL ADVANTAGES OVER FUTURES. DEPENDING ON THE MARKET, THE HOLDING PERIOD, AND OTHER FACTORS, ETF SHARES

CAN BE LESS COSTLY THAN FUTURES. IN ADDITION, ETF SHARES CAN BE PURCHASED FOR SMALLER SUMS AND OFFER EXPOSURE TO MARKET SECTORS AND STYLES FOR WHICH THERE IS NO SUITABLE OR LIQUID FUTURES CONTRACT. MOST ETFS ARE INVESTMENT COMPANIES. THEREFORE, A FUND'S PURCHASES OF ETF SHARES GENERALLY ARE SUBJECT TO THE LIMITATIONS DESCRIBED UNDER THE HEADING "INVESTMENT COMPANY SECURITIES" BELOW.

     AN INVESTMENT IN AN ETF GENERALLY PRESENTS THE SAME PRIMARY RISKS AS AN INVESTMENT IN A CONVENTIONAL FUND (I.E., ONE THAT IS NOT EXCHANGE TRADED) THAT HAS THE SAME INVESTMENT OBJECTIVES, STRATEGIES, AND POLICIES. THE PRICE OF AN ETF CAN FLUCTUATE WITHIN A WIDE RANGE, AND A FUND COULD LOSE MONEY INVESTING IN AN ETF IF THE PRICES OF THE STOCKS OWNED BY THE ETF GO DOWN. IN ADDITION, ETFS ARE SUBJECT TO THE FOLLOWING RISKS THAT DO NOT APPLY TO CONVENTIONAL FUNDS: (I) THE MARKET PRICE OF THE ETF'S SHARES MAY TRADE AT A DISCOUNT TO THEIR NET ASSET VALUE; (II) AN ACTIVE TRADING MARKET FOR AN ETF'S SHARES MAY NOT DEVELOP OR BE MAINTAINED; OR (III) TRADING OF AN ETF'S SHARES MAY BE HALTED IF THE LISTING EXCHANGE'S OFFICIALS DEEM SUCH ACTION APPROPRIATE, THE SHARES ARE DELISTED FROM THE EXCHANGE, OR THE ACTIVATION OF MARKET-WIDE "CIRCUIT BREAKERS" (WHICH ARE TIED TO LARGE DECREASES IN STOCK PRICES) HALTS STOCK TRADING GENERALLY.


     INTEREST-RATE FUTURES CONTRACTS AND OPTIONS ON INTEREST-RATE FUTURES CONTRACTS. Each Master Portfolio may invest in interest-rate futures contracts and options on interest-rate futures contracts as a substitute for a comparable market position in the underlying securities. The Master Portfolio may also sell options on interest-rate futures contracts as part of closing purchase transactions to terminate their options positions. No assurance can be given that such closing transactions can be effected or the degree of correlation between price movements in the options on interest rate futures and price movements in the Master Portfolio's securities which are the subject of the transaction.

     INTEREST RATE AND INDEX SWAPS. Each Master Portfolio may enter into interest rate and index swaps in pursuit of their investment objectives. Interest-rate swaps involve the exchange by a Master Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments on fixed-rate payments). Index swaps involve the exchange by a Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include dividends or income. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. A Master Portfolio will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with a Master Portfolio receiving or paying, as the case may be, only the net amount of the two payments. If a Master Portfolio enters into a swap, it will maintain cash or liquid securities in a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If there is a default by the other party to such a transaction, a Master Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

     The use of interest-rate and index swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio security transactions. There is no limit, except as provided below, on the amount of swap transactions that may be entered into by a Master Portfolio. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that a Master Portfolio is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case a Master Portfolio may not receive net amount of payments that a Master Portfolio contractually is entitled to receive.

     FOREIGN CURRENCY AND FUTURES TRANSACTIONS. Foreign currency transactions may occur on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market or on a forward basis. A forward currency exchange contract involves an obligation to purchase or sell a specific currency at a set price on a future date which must be more than two days from the date of the contract. The forward foreign currency market offers less protection against default than is available when trading currencies on an exchange, since a forward currency contract is not guaranteed by an exchange or clearinghouse. Therefore, a default on a forward currency contract would deprive a Master Portfolio of unrealized profits or force such Master Portfolio to cover its commitments for purchase or resale, if any, at the current market price.

     Each Master Portfolio may combine forward currency exchange contracts with investments in securities denominated in other currencies.

     Each Master Portfolio also may maintain short positions in forward currency exchange transactions, which would involve the Master Portfolio agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency such Master Portfolio contracted to receive in the exchange.

     Unlike trading on domestic futures exchanges, trading on foreign futures exchanges is not regulated by the CFTC and generally is subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. BGFA, however, considers on an ongoing basis the creditworthiness of such counterparties. In addition, any profits that a Master Portfolio might realize in trading could be eliminated by adverse changes in the exchange rate; adverse exchange rate changes also could cause a Master Portfolio to incur losses. Transactions on foreign exchanges may include both futures contracts which are traded on domestic exchanges and those which are not. Such transactions may also be subject to withholding and other taxes imposed by foreign governments. Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or by the failure to intervene, or by currency controls or political developments in the United States or abroad. The Master Portfolios intend to engage in foreign currency transactions to maintain the same foreign currency exposure as the relevant foreign securities index through which the Master Portfolios seek foreign equity market exposure, but not as part of a defensive strategy to protect against fluctuations in exchange rates. If a Master Portfolio enters into a foreign currency transaction or forward contract, such Master Portfolio deposits, if required by applicable regulations, with MIP's custodian cash or high-grade debt securities in a segregated account of the Master Portfolio in an amount at least equal to the value of the Master Portfolio's total assets committed to the consummation of the forward contract. If the value of the securities placed in the segregated account declines, additional cash or securities is placed in the account so that the value of the account equals the amount of the Master Portfolio's commitment with respect to the contract.

     At or before the maturity of a forward contract, a Master Portfolio may either sell a portfolio security and make delivery of the currency, or may retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which such Master Portfolio obtains, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Master Portfolio retains the portfolio security and engages in an offsetting transaction, such Master Portfolio, at the time of execution of the offsetting transaction, incurs a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between the Master Portfolio's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Master Portfolio realizes a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Master Portfolio suffers a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     The cost to a Master Portfolio of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange usually are conducted on a principal basis, no fees or commissions are involved. BGFA considers on an ongoing basis the creditworthiness of the institutions with which a Master Portfolio enters into foreign currency transactions. The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. If a devaluation generally is anticipated, the Master Portfolio may not be able to contract to sell the currency at a price above the devaluation level it anticipates.

     The purchase of options on currency futures allows a Master Portfolio, for the price of the premium it must pay for the option, to decide whether or not to buy (in the case of a call option) or to sell (in the case of a put option) a futures contract at a specified price at any time during the period before the option expires.

     FUTURE DEVELOPMENTS. Each Master Portfolio may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by such Master Portfolio or which are not currently available but which may be developed, to the extent such opportunities are both consistent with a Master Portfolio's investment objective and legally permissible for the Master Portfolio. Before entering into such transactions or making any such investment, a Master Portfolio would provide appropriate disclosure in its prospectus or this SAI.

     INVESTMENT COMPANY SECURITIES. Each Master Portfolio may invest in securities issued by other investment companies which principally invest in securities of the type in which the Master Portfolio invests. Under the 1940 Act, a Master Portfolio's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Master Portfolio's total assets with respect to any one investment company and (iii) 10% of the Master Portfolio's total assets in the aggregate. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses. The Master Portfolio may also purchase shares of exchange listed closed-end funds.

     ILLIQUID SECURITIES. Each Master Portfolio may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with its investment objective. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating and variable-rate demand obligations as to which the Master Portfolio cannot exercise a demand feature on not more than seven days' notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.

     SHORT-TERM INSTRUMENTS AND TEMPORARY INVESTMENTS. Each Master Portfolio may invest in the following high-quality money market instruments on an ongoing basis to provide liquidity, for temporary purposes when there is an unexpected level of shareholder purchases or redemptions or when "defensive' strategies are appropriate: (i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime1" by Moody's or "A1+" or "A1" by S&P, or, if unrated, of comparable quality as determined by BGFA; (iv) nonconvertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year that are rated at least "Aa" by Moody's or "AA" by S&P; (v) repurchase agreements; and (vi) short-term, U.S. dollar denominated obligations of foreign banks (including U.S. branches) that, at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and in the opinion of BGFA are of comparable quality to obligations of U.S. banks which may be purchased by the Master Portfolio.

     BANK OBLIGATIONS. Each Master Portfolio may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are nonnegotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Master Portfolio will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation (the "FDIC").

     Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable-interest rates.

     Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose certificates of deposit ("CDs") may be purchased by each Master Portfolio are insured by the FDIC (although such insurance may not be of material benefit to the Master Portfolio, depending on the principal amount of the CDs of each bank held by the Master Portfolio) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal or state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by each Master Portfolio generally are required, among other things, to maintain specified levels of reserves, are limited in the amounts which they can loan to a single borrower and are subject to other regulations designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

     Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic branches of foreign banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and/or governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

     Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

     In addition, federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to:
(1) pledge to the appropriate regulatory authority, by depositing assets with a designated bank within the relevant state, a certain percentage of their assets as fixed from time to time by such regulatory authority; and (2) maintain assets within the relevant state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

     In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, BGFA carefully evaluates such investments on a case-by-case basis.

     Each Master Portfolio may purchase CDs issued by banks, savings and loan associations and similar thrift institutions with less than $1 billion in assets, provided that such institutions are members of the FDIC, and further provided such Master Portfolio purchases any such CD in a principal amount of not more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC. No Master Portfolio will own more than one such CD per such issuer.

     COMMERCIAL PAPER AND SHORT-TERM CORPORATE DEBT INSTRUMENTS. Each Master Portfolio may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The investment adviser and/or subadviser to each Master Portfolio monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

     Each Master Portfolio also may invest in nonconvertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement. A Master Portfolio will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's or "AA" by S&P. Subsequent to its purchase by the Master Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Master Portfolio. The investment adviser and/or subadviser to each Master Portfolio will consider such an event in determining whether the Master Portfolio should continue to hold the obligation. To the extent the Master Portfolio continues to hold such obligations, it may be subject to additional risk of default.

     REPURCHASE AGREEMENTS. Each Master Portfolio may engage in a repurchase agreement with respect to any security in which it is authorized to invest, including government securities and mortgage-related securities, regardless of their remaining maturities. The Master Portfolio may enter into repurchase agreements wherein the seller of a security to the Master Portfolio agrees to repurchase that security from the Master Portfolio at a mutually agreed-upon time and price that involves the acquisition by the Master Portfolio of an underlying debt instrument, subject to the seller's obligation to repurchase, and the Master Portfolio's obligation to resell, the instrument at a fixed price usually not more than one week after its purchase. The Master Portfolio's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Master Portfolio under a repurchase agreement. BGFA monitors on an ongoing basis the value of the collateral to assure that it always equals or exceed the repurchase price. Certain costs may be incurred by the Master Portfolio in connection with the sale of the underlying securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, disposition of the securities by the Master Portfolio may be delayed or limited. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to the Master Portfolio in connection with insolvency proceedings), it is the policy of the Master Portfolio to limit repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. BGFA considers on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements. Repurchase agreements are considered to be loans by a Master Portfolio under the 1940 Act. A Master Portfolio may participate in pooled repurchase agreement transactions with other funds advised by BGFA.

     FORWARD COMMITMENTS, WHEN ISSUED PURCHASES AND DELAYED DELIVERY TRANSACTIONS. Each Master Portfolio may purchase or sell securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although a Master Portfolio will generally purchase securities with the intention of acquiring them, a Master Portfolio may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by the adviser.

     BORROWING MONEY. As a fundamental policy, each Master Portfolio is permitted to borrow to the extent permitted under the 1940 Act. However, each Master Portfolio currently intends to borrow money only for temporary or emergency (not leveraging) purposes, and may borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of a Master Portfolio's total assets, the Master Portfolio will not make any new investments.

     LENDING PORTFOLIO SECURITIES. To a limited extent, each Master Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions (but not individuals), provided it receives cash collateral which is maintained at all times in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, a Master Portfolio can increase its income through the investment of the cash collateral or by receipt of a loan premium from the borrower. For purposes of this policy, each Master Portfolio considers collateral consisting of U.S. Government obligations or irrevocable letters of credit issued by banks whose securities meet the standards for investment by such Master Portfolio to be the equivalent of cash. From time to time, a Master Portfolio may return to the borrower, or to a third party unaffiliated with MIP which is acting as a "placing broker," a part of the interest earned from the investment of collateral received in exchange for securities loaned.

     The value of the loaned securities may not exceed one-third of a Master Portfolio's total assets. The Master Portfolio will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, a Master Portfolio could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. The Master Portfolio may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.

     The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) the Master Portfolio must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) the Master Portfolio must be able to terminate the loan at any time; (4) the Master Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) the Master Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) while voting rights on the loaned securities may pass to the borrower, MIP's Board of Trustees must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification.

     CONVERTIBLE SECURITIES. Each Master Portfolio may purchase fixed-income convertible securities, such as bonds or preferred stock, which may be converted at a stated price within a specified period of time into a specified number of shares of common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to nonconvertible debt securities. While providing a fixed-income stream (generally higher in yield than the income from a common stock but lower than that afforded by a nonconvertible debt security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible.

     In general, the market value of a convertible security is the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., the value of the underlying shares of common stock if the security is converted). As a fixed-income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. However, the price of a convertible security also is influenced by the market value of the security's underlying common stock. Thus, the price of a convertible security generally increases as the market value of the underlying stock increases, and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

     WARRANTS. Each Master Portfolio may invest generally up to 5% of its net assets at the time of purchase in warrants, except that this limitation does not apply to warrants acquired in units or attached to securities. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities.

     FIXED INCOME OBLIGATIONS. Investors should be aware that even though interest-bearing obligations are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Long-term obligations are affected to a greater extent by interest rates than shorter term obligations. The values of fixed-income obligations also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed to a rating below investment grade, the particular Master Portfolio considers all circumstances deemed relevant in determining whether to continue to hold the security. Certain obligations that may be purchased by the Master Portfolio, such as those rated "Baa" by Moody's and "BBB" by S&P, Fitch and Duff, may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed income securities. Securities which are rated "Baa" by Moody's are considered medium-grade obligations; they are neither highly protected nor poorly secured, and are considered by Moody's to have speculative characteristics. Obligations rated "BBB" by S&P are regarded as having adequate capacity to pay interest and repay principal, and, while such debt securities ordinarily exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for securities in this category than in higher rated categories. Obligations rated "BBB" by Fitch are considered investment grade and of satisfactory credit quality; however, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on these obligations and, therefore, impair timely payment. Obligations rated "BBB" by Duff have below average protection factors but nonetheless are considered sufficient for prudent investment. If a security held by a Master Portfolio is downgraded to a rating below investment grade, such Master Portfolio may continue to hold the obligation until such time as BGFA determines it to be advantageous for the Master Portfolio to sell the obligation. If such a policy would cause a Master Portfolio to have 5% or more of its net assets invested in obligations that have been downgraded below investment grade, the Master Portfolio promptly would seek to dispose of such obligations in an orderly manner.

     RATINGS. The ratings of Moody's, S&P, Fitch and Duff represent their opinions as to the quality of the obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Therefore, although these ratings may be an initial criterion for selection of portfolio investments, BGFA also evaluates such obligations and the ability of their issuers to pay interest and principal. Each Master Portfolio relies on BGFA's judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, BGFA takes into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, the quality of the issuer's management and regulatory matters. It also is possible that a rating agency might not timely change the rating on a particular issue to reflect subsequent events.

     FLOATING- AND VARIABLE-RATE OBLIGATIONS. Each Master Portfolio may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time or at specified intervals not exceeding 13 months. Variable-rate demand notes include master demand notes which are obligations that permit a Master Portfolio to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Master Portfolio, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepare in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Master Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Master Portfolio may invest in obligations which are not so rated only if BGFA determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Master Portfolio may invest. BGFA, on behalf of each Master Portfolio, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Master Portfolio's portfolio. No Master Portfolio invests more than 10% of the value of its net assets in illiquid securities including floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided that an active secondary market exists.

     INITIAL PUBLIC OFFERINGS. Although not a principal investment strategy of the Master Portfolios, the Master Portfolios may purchase shares issued in initial public offerings ("IPOs"). Although companies can be any age or size at the time of their IPOs, they are often smaller and have a limited operating history, which creates a greater potential for the value of their securities to be impaired following the IPO. In addition, market psychology prevailing at the time of an IPO can have a substantial and unpredictable effect on the price of an IPO security, causing the price of a company's securities to be particularly volatile at the time of its IPO and for a period thereafter.

                               RISK CONSIDERATIONS

     GENERAL. Since the investment characteristics and, therefore, investment risks directly associated with each NestEgg Fund correspond to those of the Master Portfolio in which such Fund invests, the following is a discussion of the risks associated with the investments of the Master Portfolios. Once again, unless otherwise specified, references to the investment policies and risks of a Fund also should be understood as references to the investment policies and risks of the corresponding Master Portfolio. The net asset value per share of each NestEgg Fund is neither insured nor guaranteed, is not fixed and should be expected to fluctuate.

     EQUITY SECURITIES. The stock investments of the Master Portfolios are subject to equity market risk. Equity market risk is the possibility that common stock prices will fluctuate or decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline.

     DEBT SECURITIES. The debt instruments in which the Master Portfolios invest are subject to credit and interest rate risk. Credit risk is the risk that issuers of the debt instruments in which the Master Portfolios invest may default on the payment of principal and/or interest. Interest rate risk is the risk that increases in market interest rates may adversely affect the value of the debt instruments in which the Master Portfolios invest. The value of the debt instruments generally changes inversely to market interest rates. Debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also affect the value of these investments. Although some of the Master Portfolios' portfolio securities are guaranteed by the U.S. Government, its agencies or instrumentalities, such securities are subject to interest rate risk and the market value of these securities, upon which the Master Portfolio's daily net asset value is based, will fluctuate. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

     MORTGAGE BACKED SECURITIES. INVESTMENTS IN MORTGAGE-BACKED SECURITIES ARE SUBJECT TO ADDITIONAL RISKS BESIDES INTEREST RATE RISK AND CREDIT RISK THAT ARE COMMON TO ALL TYPES OF BONDS. MORTGAGE-BACKED SECURITIES ARE SUBJECT TO PREPAYMENT RISK AND EXTENSION RISK, EITHER OF WHICH CAN REDUCE THE RATE OF RETURN ON A PORTFOLIO. PREPAYMENT RISK REFLECTS THE RISK THAT BORROWERS MAY PREPAY THEIR MORTGAGES FASTER THAN EXPECTED, THEREBY AFFECTING THE INVESTMENT'S AVERAGE LIFE AND PERHAPS ITS YIELD. WHETHER OR NOT A MORTGAGE LOAN IS PREPAID IS ALMOST ENTIRELY CONTROLLED BY THE BORROWER. BORROWERS ARE MOST LIKELY TO EXERCISE PREPAYMENT OPTIONS AT THE TIME WHEN IT IS LEAST ADVANTAGEOUS TO INVESTORS, GENERALLY PREPAYING MORTGAGES AS INTEREST RATES FALL, AND SLOWING PAYMENTS AS INTEREST RATES RISE. IF THE UNDERLYING MORTGAGES ARE PAID OFF SOONER THAN EXPECTED, THE PORTFOLIO MAY HAVE TO REINVEST THE MONEY IN MORTGAGE-BACKED OR OTHER SECURITIES THAT HAVE LOWER YIELDS. CONVERSELY, EXTENSION RISK IS THE RISK THAT BORROWERS EXTEND THE REPAYMENT OF THEIR MORTGAGES LONGER THAN EXPECTED, WHICH ALSO MAY AFFECT THE INVESTMENT'S AVERAGE LIFE AND YIELD.


     FOREIGN SECURITIES. The Master Portfolios may invest in debt obligations and equity securities of foreign issuers and may invest in American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") of such issuers. Investing in the securities of issuers in any foreign country, including through ADRs and EDRs, involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political, social and monetary or diplomatic developments that could affect U.S. investments in foreign countries. Additionally, dispositions of foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including withholding taxes. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. A Master Portfolio's performance may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments.

     OTHER INVESTMENT CONSIDERATIONS. Because the Master Portfolios may shift investment allocations significantly from time to time, their performance may differ from funds which invest in one asset class or from funds with a stable mix of assets. Further, shifts among asset classes may result in relatively high turnover and transaction (i.e., brokerage commission) costs. Portfolio turnover also can generate short-term capital gains tax consequences. During those periods in which a high percentage of a Master Portfolio's assets are invested in long-term bonds, the Master Portfolios' exposure to interest rate risk will be greater because the longer maturity of such securities means they are generally more sensitive to changes in market interest rates than short-term securities.

     Each Master Portfolio also may lend its portfolio securities and enter into futures transactions, each of which involves risk. The futures contracts and options on futures contracts that each Master Portfolio may purchase may be considered derivatives. Derivatives are financial instruments whose values are derived, at least in part, from the prices of other securities or specified assets, indices or rates.

     Asset allocation and modeling strategies are employed by BGFA for other investment companies and accounts advised or sub-advised by BGFA. If these strategies indicate particular securities should be purchased or sold, at the same time, by a Master Portfolio and one or more of these investment companies or accounts, available investments or opportunities for sales will be allocated equitably to each by BGFA. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Master Portfolio or the price paid or received by such Master Portfolio.


                                   MANAGEMENT

TRUSTEES AND OFFICERS


     THE BOARD OF TRUSTEES GOVERNS THE TRUST. THE TRUSTEES ARE RESPONSIBLE FOR GENERALLY OVERSEEING THE CONDUCT OF THE TRUST'S BUSINESS. The Board of Trustees IS COMPOSED OF PERSONS EXPERIENCED IN FINANCIAL MATTERS WHO MEET THROUGHOUT THE YEAR TO OVERSEE THE ACTIVITIES OF THE FUNDS. IN ADDITION, THE TRUSTEES REVIEW CONTRACTUAL ARRANGEMENTS WITH COMPANIES THAT PROVIDE SERVICES TO THE TRUST AND REVIEW THE FUNDS' PERFORMANCE. THE TRUST IS COMPOSED OF ELEVEN PORTFOLIOS.

     THE TABLE BELOW SHOWS THE VALUE OF EACH TRUSTEE'S HOLDINGS IN THE TRUST AND ALL OF THE FUNDS AS OF DECEMBER 31, 2001.

                                              DOLLAR RANGE OF SECURITIES IN:
                         ----------------------------------------------------------------------------------
                                                                                              AGGREGATE
                         NESTEGG CAPITAL   NESTEGG      NESTEGG     NESTEGG     NESTEGG     DOLLAR RANGE OF
                          PRESERVATION       2010        2020         2030        2040    SECURITIES IN THE
INTERESTED TRUSTEES*          FUND           FUND         FUND        FUND        FUND      FUND COMPLEX
-----------------------------------------------------------------------------------------------------------
PHILLIP J. OWINGS               0              0            0           0           0             0
RODNEY D. PITTS                 0              0            0           0           0             0
TROY JORDAN                     0              0            0           0           0             0
RONALD L. BALDWIN               0              0            0           0           0             0
INDEPENDENT TRUSTEES
TERRY L. CARTER                 0              0            0           0           0             0
THOMAS F. KICE                  0              0            0           0           0             0
GEORGE MILEUSNIC                0              0            0           0           0             0
JOHN J. PILEGGI                 0              0            0           0           0             0
PETER OCHS                      0              0            0           0           0             0
-----------------------------------------------------------------------------------------------------------

* TRUSTEES WHO ARE OR MAY BE DEEMED "INTERESTED PERSONS" (AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940) OF THE TRUST, INTRUST BANK OR INTRUST FINANCIAL SERVICES, INC ("INTERESTED TRUSTEES"). MESSRS. OWINGS, PITTS, JORDAN AND BALDWIN ARE DEEMED "INTERESTED PERSONS" BY VIRTUE OF THEIR POSITIONS AS OFFICERS OF THE TRUST, OR OFFICERS OF INTRUST BANK N.A. OR OFFICERS OF INTRUST FINANCIAL SERVICES, INC. RODNEY D. PITTS IS A SENIOR VICE PRESIDENT OF INTRUST BANK. TROY JORDAN IS A SENIOR VICE PRESIDENT OF INTRUST BANK. RONALD L. BALDWIN IS A DIRECTOR AND VICE CHAIRMAN OF INTRUST FINANCIAL SERVICES, INC. PHILLIP J. OWINGS IS FORMERLY A DIRECTOR AND EXECUTIVE VICE PRESIDENT OF INTRUST BANK. IN ADDITION, MR. OWINGS IS EMPLOYED BY SUNGARD WEALTH MANAGEMENT SERVICES WHICH PROVIDES CERTAIN SERVICES RELATED TO BACK OFFICE OPERATIONS TO CERTAIN AFFILIATES OF INTRUST BANK.

** TRUSTEES WHO ARE NOT "INTERESTED PERSONS" OF THE TRUST AS DEFINED UNDER THE 1940 ACT.


     The age, address and principal occupations for the past five years of each Trustee and executive officers of the Trust are listed below. The address of each, unless otherwise indicated, is 3435 Stelzer Road, Columbus, Ohio 43219.

EACH TRUSTEE SERVES IN SUCH CAPACITY FOR ALL 11 SERIES OF THE TRUST, OF WHICH FIVE SERIES REPRESENT THE NESTEGG FUNDS.

                                 POSITION, TERM OF
                                 OFFICE AND LENGTH
                                     OF TIME
NAME, DATE OF BIRTH (AGE)          SERVED WITH       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
AND ADDRESS                         THE TRUST        OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
                                TERM
                                LIFETIME OF TRUST
                                UNTIL REMOVAL,
                                RESIGNATION OR
                                RETIREMENT
------------------------------------------------------------------------------------------------------------------------------------
PHILLIP J. OWINGS (AGE: 57)     TRUSTEE SINCE        PRESIDENT AND DIVISION MANAGER SUNGARD WEALTH MANAGEMENT SERVICES, LLC;
8200 THORN DRIVE, SUITE 125     8/29/00              FORMERLY, DIRECTOR AND EXECUTIVE VICE PRESIDENT OF INTRUST FINANCIAL
WICHITA, KANSAS 67226                                SERVICES, INC.
------------------------------------------------------------------------------------------------------------------------------------
RODNEY D. PITTS (AGE: 41)       TRUSTEE SINCE        Senior Vice President of  INTRUST BANK N.A.; FORMERLY VICE PRESIDENT OF
105 NORTH MAIN STREET           9/24/01              NATIONSBANK, N.A.
WICHITA, KANSAS 67202
------------------------------------------------------------------------------------------------------------------------------------
TROY JORDAN (AGE: 39)           TRUSTEE SINCE        SENIOR VICE PRESIDENT OF INTRUST BANK N.A.
105 NORTH MAIN STREET           9/24/01
WICHITA, KANSAS 67202
------------------------------------------------------------------------------------------------------------------------------------
RONALD L. BALDWIN (AGE: 48)     TRUSTEE SINCE        DIRECTOR AND VICE CHAIRMAN OF INTRUST FINANCIAL SERVICES, INC.;
105 NORTH MAIN STREET           8/29/00              EXECUTIVE VICE PRESIDENT OF INTRUST BANK N.A.
WICHITA, KANSAS 67202
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                TERM
                                LIFETIME OF TRUST
                                UNTIL REMOVAL,
                                RESIGNATION OR
                                RETIREMENT
------------------------------------------------------------------------------------------------------------------------------------
TERRY L. CARTER (1/3/49)        TRUSTEE SINCE        SENIOR VICE PRESIDENT OF QUICKTRIP CORPORATION
1235 EAST 26TH STREET           11/25/96
TULSA OKLAHOMA 74114
------------------------------------------------------------------------------------------------------------------------------------
THOMAS F. KICE (9/26/49)        TRUSTEE SINCE        President of Kice Industries , INC.
1150 WOODRIDGE DR.              11/25/96
WICHITA KANSAS 67206
------------------------------------------------------------------------------------------------------------------------------------
GEORGE MILEUSNIC (8/10/54)      TRUSTEE SINCE        CHIEF FINANCIAL OFFICER OF CARIBOU COFFEE (2001-PRESENT). CHIEF
9422 CROSS CREEK                11/25/96             FINANCIAL OFFICER OF DEAN & DELUCA (2000-2001) . Executive Vice
WICHITA, KANSAS 67206                                President of  THE COLEMAN COMPANY (9/89-9/98).
------------------------------------------------------------------------------------------------------------------------------------
JOHN J. PILEGGI (AGE: 48)       TRUSTEE SINCE        Chairman of the Board of Trustees. President and Chief Executive
TWO HOPKINS PLAZA               11/25/96             Officer, MERCANTILE CAPITAL ADVISORS INC. FORMERLY, PRESIDENT AND CHIEF
PO BOX 2257, 10TH FLOOR                              EXECUTIVE OFFICER, PLUSFUNDS.COM (2000-2002).  Formerly, President and
BALTIMORE, MARYLAND 21203                            CEO of ING Mutual Fund Management Co. LLC (1998-2000). FORMERLY,
                                                     Director of Furman Selz LLC (1994- 1998).
------------------------------------------------------------------------------------------------------------------------------------
PETER OCHS (AGE: 49)            TRUSTEE SINCE        MANAGER OF OCHS & ASSOCIATES, INC.
319 SOUTH OAK STREET            9/24/01
WICHITA, KANSAS 67213
EXECUTIVE OFFICERS
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                TERM
                                LIFETIME OF TRUST
                                UNTIL REMOVAL,
                                RESIGNATION OR
                                RETIREMENT
------------------------------------------------------------------------------------------------------------------------------------
DAVID BUNSTINE (AGE 36)         PRESIDENT SINCE      DIRECTOR, BISYS FUNDS SERVICES OHIO, INC. (1987 - PRES.).
                                5/15/97
------------------------------------------------------------------------------------------------------------------------------------
TRENT STATZCAR (AGE: 31)        TREASURER SINCE      DIRECTOR OF FINANCIAL SERVICES OF BISYS FUND SERVICES (2000 - PRES.).
                                4/29/02              EMPLOYED BY BISYS (1993 - PRES.).
------------------------------------------------------------------------------------------------------------------------------------
GEORGE STEVENS (AGE: 50)        SECRETARY SINCE      VICE PRESIDENT, BISYS FUND SERVICES OHIO, INC. SINCE 1998; CLIENT
                                8/23/99              SERVICES MANAGER, BISYS FUND SERVICES OHIO, INC. (1996 - 1998).
------------------------------------------------------------------------------------------------------------------------------------
MICK GRUNEWALD (AGE 31)         VICE PRESIDENT       MANAGER, CLIENT SERVICES, BISYS Fund Services, Inc ., 1993 TO PRESENT.
                                SINCE 8/21/01
------------------------------------------------------------------------------------------------------------------------------------


     THE TRUST HAS AN AUDIT COMMITTEE, CONSISTING OF MESSRS. CARTER, KICE, MILEUSNIC, PILEGGI, OCHS AND OWINGS. EXCEPT FOR MR. OWINGS, THE MEMBERS OF THE COMMITTEE ARE NOT "INTERESTED PERSONS" OF THE TRUST AS DEFINED BY THE 1940 ACT ("INDEPENDENT TRUSTEES"). AS SET FORTH IN ITS CHARTER, THE PRIMARY DUTIES OF THE TRUST'S AUDIT COMMITTEE ARE: 1) TO RECOMMEND TO THE BOARD AUDITORS TO BE RETAINED FOR THE NEXT FISCAL YEAR, 2) TO MEET WITH THE TRUST'S INDEPENDENT AUDITORS AS NECESSARY, 3) TO CONSIDER THE EFFECT UPON EACH FUND OF ANY CHANGES IN ACCOUNTING PRINCIPLES OR PRACTICES PROPOSED BY THE INTRUST MANAGER OR THE AUDITORS, 4) TO REVIEW THE FEES CHARGED BY THE AUDITORS FOR AUDIT AND NON-AUDIT SERVICES, 5) TO INVESTIGATE IMPROPRIETIES OR SUSPECTED IMPROPRIETIES IN FUND OPERATIONS, 6) TO REVIEW THE FINDINGS OF SEC EXAMINATIONS AND CONSULT WITH INTRUST ON APPROPRIATE RESPONSES, AND 7) TO REPORT ITS ACTIVITIES TO THE FULL BOARD ON A REGULAR BASIS AND TO MAKE SUCH RECOMMENDATIONS WITH RESPECT TO THE ABOVE AND OTHER MATTERS AS THE AUDIT COMMITTEE MAY DEEM

NECESSARY OR APPROPRIATE. THE AUDIT COMMITTEE MET THREE TIMES DURING THE FISCAL YEAR ENDED FEBRUARY 28, 2002.

     THE TRUST ALSO HAS A NOMINATING COMMITTEE THAT IS COMPRISED OF THE INDEPENDENT TRUSTEES. THE NOMINATING COMMITTEE'S PRIMARY RESPONSIBILITY IS TO NOMINATE TRUSTEE CANDIDATES WHEN THERE IS A VACANCY ON THE BOARD. THE NOMINATING COMMITTEE MET ONCE DURING THE FISCAL YEAR ENDED FEBRUARY 28, 2002.

     TRUSTEES OF THE TRUST NOT AFFILIATED WITH INTRUST OR DISTRIBUTOR RECEIVE FROM THE TRUST AN ANNUAL RETAINER OF $1,000 AND A FEE OF $1,000 FOR EACH BOARD OF TRUSTEES MEETING AND $1,000 FOR EACH BOARD COMMITTEE MEETING OF THE TRUST ATTENDED AND ARE REIMBURSED FOR ALL OUT-OF-POCKET EXPENSES RELATING TO ATTENDANCE AT SUCH MEETINGS. TRUSTEES WHO ARE AFFILIATED WITH THE INTRUST (MESSRS. BALDWIN, PITTS AND JORDAN) DO NOT RECEIVE COMPENSATION FROM THE TRUST. THE FOLLOWING TABLE SHOWS THE COMPENSATION RECEIVED BY THE TRUSTEES FOR THE FISCAL YEAR ENDED FEBRUARY 28, 2002.


                                               PENSION OR RETIREMENT      ESTIMATED             TOTAL
                               AGGREGATE        BENEFITS ACCRUED AS        ANNUAL            COMPENSATION
                             COMPENSATION       PART OF THE TRUST'S       BENEFITS               FROM
                                  THE               EXPENSES                UPON               THE FUND
NAME OF TRUSTEE*                 TRUST          INTERESTED TRUSTEES       RETIREMENT            COMPLEX
PHILLIP J. OWINGS               $5,250                  N/A                   N/A                $5,250
RODNEY D. PITTS                   $0                    N/A                   N/A                  $0
TROY JORDAN                       $0                    N/A                   N/A                  $0
----------------------------------------------------------------------------------------------------------
RONALD L. BALDWIN                 $0                                          N/A                  $0
----------------------------------------------------------------------------------------------------------

                                                   NON-INTERESTED
                                                      TRUSTEES
TERRY L. CARTER                 $5,750                  N/A                   N/A                $5,750
THOMAS F. KICE                  $9,000                  N/A                   N/A                $9,000
GEORGE MILEUSNIC                $9,000                  N/A                   N/A                $9,000
PETER L. OCHS                   $4,500                  N/A                   N/A                $4,500
JOHN J. PILEGGI                 $6,750                  N/A                   N/A                $6,750
----------------------------------------------------------------------------------------------------------

* G.L. BEST, A FORMER TRUSTEE WHO RESIGNED SEPTEMBER 24, 2001, RECEIVED $3,500

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENTS

AT A MEETING HELD AUGUST 2001, THE BOARD OF TRUSTEES, INCLUDING THE TRUSTEES WHO ARE NOT "INTERESTED PERSONS" (AS DEFINED IN THE 1940 ACT) OF ANY PARTY TO THE AGREEMENTS DEFINED BELOW, APPROVED THE CONTINUATION OF THE MASTER INVESTMENT ADVISORY CONTRACT, THE INVESTMENT ADVISORY CONTRACT SUPPLEMENTS BETWEEN THE TRUST AND INTRUST BANK, THE ASSUMPTION AGREEMENT BETWEEN INTRUST BANK AND INTRUST (COLLECTIVELY, THE "AGREEMENTS"). AS PART OF ITS REVIEW OF THE AGREEMENTS REQUESTED CERTAIN INFORMATION AND MET WITH MANAGEMENT OF INTRUS TO DISCUSS THIS INFORMATION AND THEIR INTENTIONS WITH REGARD TO THE MANAGEMENT OF THE FUNDS. THE TRUSTEES CONSIDERED, WITH THE ASSISTANCE OF ITS LEGAL COUNSEL, THE FOLLOWING INFORMATION FURNISHED BY THE ADMINISTRATOR AND INTRUST:

1. THE NATURE, QUALITY AND SCOPE OF THE OPERATIONS AND SERVICES PROVIDED TO THE FUNDS BY INTRUST PURSUANT TO THE AGREEMENTS, INCLUDING (I) HOW RESPONSIBILITIES ARE SHARED AND COORDINATED WITH INTRUST AND THE ADMINISTRATOR; (II) THE SIZE, QUALIFICATIONS AND CAPABILITIES OF THE INVESTMENT STAFF PERFORMING THESE SERVICES FOR THE FUNDS; (III) ANY CHANGES CONTEMPLATED, OR THAT HAVE OCCURRED, IN SERVICES PROVIDED BY INTRUST TO THE FUNDS.

2. THE EVALUATION OF EACH FUND'S INVESTMENT PERFORMANCE OVER SHORT AND LONG TERM PERIODS RECENTLY ENDED ON AN ABSOLUTE BASIS AND RELATIVE TO OTHER COMPARABLE FUNDS AND RELEVANT INDEXES.

3. THE EVALUATION OF INTRUST'S INTERNAL PROGRAM FOR REPORTING BGFA'S COMPLIANCE WITH (I) EACH FUND'S INVESTMENT OBJECTIVE, POLICIES AND PRACTICES AS DESCRIBED IN ITS CURRENT REGISTRATION STATEMENT WITH THE SEC, AND II) OTHER LAWS AND REGULATORY REQUIREMENTS APPLICABLE TO THE FUNDS AND INTRUST, INCLUDING THEIR CODE OF ETHICS ADOPTED PURSUANT TO RULE 17J-1 UNDER THE INVESTMENT COMPANY ACT OF 1940 AND PORTFOLIO TRANSACTIONS PURSUANT TO RULES 17A-7, 17E-1, 12D-1, 144A, 2A-7 AND 10F-3.

4. THE COMPARISON OF DATA BY LIPPER ANALYTICAL SERVICES SHOWING THE ADVISORY FEES AND OTHER EXPENSES OF EACH FUND AND THOSE OF OTHER COMPARABLE FUNDS, WITH AND WITHOUT THE EFFECTS OF ANY VOLUNTARY OR MANDATORY LIMITS ON FUND EXPENSES.

5. THE ANALYSIS OF THE COSTS TO INTRUST OF PERFORMING SERVICES FOR THE FUNDS IN THE PAST YEAR, INDICATING NET PROFITS, WHILE FACTORING IN (I) THE BENEFITS ACCRUED TO INTRUST IN THE PAYMENT OF CUSTODY FEES PAID BY EACH FUND TO INTRUST BANK AND (II) THE EFFECT OF ANY "SOFT DOLLAR" SUBSIDIZATION OF RESEARCH SERVICES.

6. THE FINANCIAL CONDITION OF INTRUST AND ITS ACTUAL AND POTENTIAL IMPACT ON ITS ABILITY TO PROVIDE QUALITY SERVICES AND ATTRACT QUALIFIED PERSONNEL TO MANAGE THE FUNDS.

IN DETERMINING TO APPROVE THE INVESTMENT ADVISORY CONTRACTS, THE BOARD OF TRUSTEES DID NOT IDENTIFY ANY SINGLE FACTOR AS BEING OF PARAMOUNT IMPORTANCE AND CONCLUDED THAT THE SERVICES OF INTRUST AGREEMENTS PROVIDED A BASIS TO CONTINUATION OF THE MASTER-FEEDER AGREEMENT WITH THE MASTER INVESTMENT PORTFOLIO AT COSTS IT DEEMED APPROPRIATE AND REASONABLE.

     AS OF THE DATE OF THIS SAI, Officers and Trustees of the Trust, as a group, own less than 1% of the outstanding shares of the funds of the Trust.


     The following information relates to Trustees and officers of Master Investment Portfolio ("MIP" OR "MASTER PORTFOLIOS"), together with information as to their principal business occupations during the last five years, are shown below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. THE BOARD OF TRUSTEES IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND OPERATIONS OF THE MASTER PORTFOLIOS. EACH MIP TRUSTEE SERVES UNTIL HE OR SHE RESIGNS, RETIRES, OR HIS OR HER SUCCESSOR IS CHOSEN ELECTED AND QUALIFIED. EACH OFFICER SERVES UNTIL HIS OR HER SUCCESSOR IS CHOSEN AND QUALIFIED. THE TRUSTEES AND PRINCIPAL OFFICER OF THE MIPS OFFICERS OF MIP, TOGETHER WITH INFORMATION AS TO THEIR PRINCIPAL BUSINESS OCCUPATIONS DURING THE LAST FIVE YEARS, ARE SHOWN BELOW. EACH WILL SERVE AS TRUSTEE OF MIP, WHICH ENCOMPASSES THE FIVE LIFEPATH MASTER PORTFOLIOS, UNTIL HE OR SHE RESIGNS, RETIRES, OR HIS OR HER SUCCESSOR IS ELECTED AND QUALIFIED. AND CURRENT DIRECTORSHIPS, ARE SHOWN BELOW. EACH TRUSTEE WHO IS DEEMED TO BE AN "INTERESTED PERSON" OF MIP, AS DEFINED IN THE 1940 ACT, IS INDICATED BY AN ASTERISK.


MIP INTERESTED TRUSTEES AND OFFICERS

--------------------------------------------------------------------------------------------------------------------
                                                                                NUMBER OF PORTFOLIOS
                                                                                OVERSEEN IN FUND       OTHER PUBLIC
NAME, ADDRESS AND AGE           POSITION(S),        PRINCIPAL OCCUPATION(S)     COMPLEX*               COMPANY  AND
                                LENGTH OF SERVICE   DURING PAST FIVE YEARS                             INVESTMENT
                                                                                                       COMPANY
                                                                                                       DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------------
LEE T. KRANEFUSS,** 40          TRUSTEE SINCE       CHIEF EXECUTIVE OFFICER              23            NONE
45 FREMONT STREET               NOVEMBER 16, 2001   OF THE INDIVIDUAL
SAN FRANCISCO, CA  94105                            INVESTORS BUSINESS OF
                                                    BARCLAYS GLOBAL
                                                    INVESTORS, N.A.
--------------------------------------------------------------------------------------------------------------------
RICHARD H. BLANK, JR., 45       CHIEF OPERATING     SENIOR VICE PRESIDENT OF             N/A           DIRECTOR OF
                                OFFICER,            STEPHENS INC.                                      CAPO, INC..
                                SECRETARY &
                                TREASURER
--------------------------------------------------------------------------------------------------------------------

---------------
* MIP, BGIF, ISHARES TRUST AND ISHARES, INC. ARE ALL MEMBERS OF THE SAME FUND COMPLEX (AS DEFINED IN FORM N-1A UNDER THE 1940 ACT) (THE "FUND COMPLEX"). EACH MIP TRUSTEE ALSO SERVES AS A TRUSTEE FOR BGIF.

** LEE T. KRANEFUSS IS DEEMED TO BE AN "INTERESTED PERSON" OF THE MIP TRUST BECAUSE HE SERVES AS CHIEF EXECUTIVE OFFICER OF THE INDIVIDUAL INVESTOR BUSINESS OF BARCLAYS GLOBAL INVESTORS, N.A. ("BGI"), THE CO-ADMINISTRATOR OF THE MASTER PORTFOLIOS AND THE PARENT COMPANY OF BGFA, THE INVESTMENT ADVISER OF THE MASTER PORTFOLIOS.

MIP INDEPENDENT TRUSTEES


---------------------------------------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF PORTFOLIOS
                                                                                   OVERSEEN IN FUND          OTHER PUBLIC
NAME, ADDRESS AND AGE       POSITION(S), LENGTH OF      PRINCIPAL OCCUPATION       COMPLEX*                  COMPANY  AND
                            SERVICE                     DURING PAST FIVE YEARS                               INVESTMENT COMPANY
                                                                                                             DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------------------
MARY G. F. BITTERMAN, 57    TRUSTEE SINCE NOVEMBER      PRESIDENT AND CHIEF                   23             DIRECTOR OF PACIFIC
                            16, 2001                    EXECUTIVE OFFICE OF THE                              CENTURY FINANCIAL
                                                        JAMES IRVINE FOUNDATION                              CORPORATION/ BANK OF
                                                        (NON-PROFIT FOUNDATION);                             HAWAII.
                                                        PRESIDENT AND CHIEF
                                                        EXECUTIVE OFFICER OF
                                                        KQED, INC. (PUBLIC
                                                        TELEVISION AND RADIO)
                                                        FROM 1993-2002.
---------------------------------------------------------------------------------------------------------------------------------
JACK S. EUPHRAT, 79         TRUSTEE SINCE OCTOBER 20,   PRIVATE INVESTOR                      23             NONE
                            1993
---------------------------------------------------------------------------------------------------------------------------------
W. RODNEY HUGHES, 75        TRUSTEE SINCE OCTOBER 20,   PRIVATE INVESTOR                      23             TRUSTEE OF THE WELLS
                            1993                                                                             FARGO FUNDS
                                                                                                             (OVERSEES 96
                                                                                                             PORTFOLIOS).
---------------------------------------------------------------------------------------------------------------------------------
RICHARD K. LYONS, 41        TRUSTEE SINCE NOVEMBER      PROFESSOR, UNIVERSITY OF             100             DIRECTOR OF MATTHEWS
                            16, 2001                    CALIFORNIA, BERKELEY:                                ASIAN FUNDS
                                                        HAAS SCHOOL OF BUSINESS;                             (OVERSEES 6
                                                        CONSULTANT: CITIBANK N.A.                            PORTFOLIOS)
---------------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF PORTFOLIOS
                                                                                   OVERSEEN IN FUND          OTHER PUBLIC
NAME, ADDRESS AND AGE       POSITION(S), LENGTH OF      PRINCIPAL OCCUPATION       COMPLEX*                  COMPANY  AND
                            SERVICE                     DURING PAST FIVE YEARS                               INVESTMENT COMPANY
                                                                                                             DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------------------
LEO SOONG, 55               TRUSTEE SINCE FEBRUARY 9,   MANAGING DIRECTOR OF  CG              23             NONE.
                            2000                        ROXANE LLC (WATER
                                                        COMPANY); CO-FOUNDER OF
                                                        CRYSTAL GEYSER WATER
                                                        CO.; PRESIDENT OF
                                                        CRYSTAL GEYSER WATER CO.
                                                        (THROUGH 2000).
---------------------------------------------------------------------------------------------------------------------------------


---------------
* MIP, BGIF, ISHARES TRUST AND ISHARES, INC. ARE ALL MEMBERS OF THE SAME FUND COMPLEX (AS DEFINED IN FORM N-1A UNDER THE 1940 ACT) (THE "FUND COMPLEX"). EACH MIP TRUSTEE ALSO SERVES AS A TRUSTEE FOR BGIF. IN ADDITION, RICHARD K. LYONS SERVES AS A TRUSTEE FOR ISHARES TRUST AND AS A DIRECTOR FOR ISHARES, INC.

     COMMITTEES. THERE ARE TWO STANDING COMMITTEES OF THE MIP BOARD OF TRUSTEES
- THE NOMINATING COMMITTEE AND THE AUDIT COMMITTEE. THE MEMBERS OF THE NOMINATING COMMITTEE AND THE AUDIT COMMITTEE INCLUDE EACH TRUSTEE THAT IS NOT AN "INTERESTED PERSON" OF MIP (AS SUCH TERM IS DEFINED IN THE 1940 ACT) ("MIP INDEPENDENT TRUSTEE"). THE NOMINATING COMMITTEE IS RESPONSIBLE FOR RECOMMENDING TO THE BOARD PERSONS TO BE NOMINATED FOR ELECTION AS MIP TRUSTEES BY THE INTEREST HOLDERS OR FOR APPOINTMENT AS MIP TRUSTEES BY THE SITTING MIP TRUSTEES, WHEN PERMISSIBLE. PURSUANT TO THE RULES UNDER THE 1940 ACT, ONLY MIP INDEPENDENT TRUSTEES MAY SELECT AND NOMINATE OTHER MIP INDEPENDENT TRUSTEES FOR MIP. JACK S. EUPHRAT SERVES AS CHAIRMAN OF THE NOMINATING COMMITTEE. THE NOMINATING COMMITTEE WILL NOT CONSIDER NOMINEES RECOMMENDED BY INTEREST HOLDERS. DURING THE FISCAL YEAR ENDED FEBRUARY 28, 2002, THE NOMINATING COMMITTEE HELD ONE MEETING.

     THE AUDIT COMMITTEE OPERATES PURSUANT TO A SEPARATE CHARTER AND IS RESPONSIBLE FOR, AMONG OTHER THINGS, OVERSEEING THE MASTER PORTFOLIOS' ACCOUNTING AND FINANCIAL REPORTING PRACTICES, REVIEWING THE RESULTS OF THE ANNUAL AUDITS OF THE MASTER PORTFOLIOS' FINANCIAL STATEMENTS AND INTERACTING WITH THE MASTER PORTFOLIOS' INDEPENDENT AUDITORS ON BEHALF OF THE FULL BOARD. W. RODNEY HUGHES SERVES AS CHAIRMAN OF THE AUDIT COMMITTEE. DURING THE FISCAL YEAR ENDED FEBRUARY 28, 2002, THE AUDIT COMMITTEE HELD FOUR MEETINGS.

     BENEFICIAL EQUITY OWNERSHIP INFORMATION. AS OF THE DATE OF THIS SAI, TRUSTEES AND OFFICERS OF MIP, AS A GROUP, BENEFICIALLY OWNED LESS THAN 1% OF THE OUTSTANDING SHARES OF MIP. THE TABLE BELOW SHOWS FOR EACH MIP TRUSTEE, THE AMOUNT OF INTERESTS IN THE MASTER PORTFOLIO BENEFICIALLY OWNED BY THE MIP TRUSTEE, AND THE AGGREGATE VALUE OF ALL INVESTMENTS IN EQUITY SECURITIES OF THE FUND COMPLEX, STATED AS ONE OF THE FOLLOWING RANGES: 0 = $0; A = $1-$10,000; B = $10,001-$50,000; C = $50,001-$100,000; AND D = OVER $100,000.

BENEFICIAL EQUITY OWNERSHIP IN MASTER PORTFOLIOS AND FUND COMPLEX (AS OF DECEMBER 31, 2001)

                         DOLLAR RANGE OF SECURITIES IN:
                         -----------------------------------------------------------------------------------------------------------
                                                                                                                       AGGREGATE
                                                                                                                    DOLLAR RANGE OF
                         LIFEPATH INCOME       LIFEPATH 2010       LIFEPATH 2020    LIFEPATH 2030     LIFEPATH 2040  SECURITIES IN
INTERESTED TRUSTEES      MASTER PORTFOLIO     MASTER PORTFOLIO    MASTER PORTFOLIO  MASTER PORTFOLIO   PORTFOLIO    THE FUND COMPLEX
------------------------------------------------------------------------------------------------------------------------------------
LEE T. KRANEFUSS               0                     0                   0                 0               0             0
INDEPENDENT TRUSTEES
MARY G. F. BITTERMAN           0                     0                   0                 0               0             0
JACK S. EUPHRAT                0                     0                   0                 0               0             0
W. RODNEY HUGHES               0                     0                   0                 0               0             0
RICHARD K. LYONS               0                     0                   0                 0               0             0
LEO SOONG                      0                     0                   0                 0               0             0
------------------------------------------------------------------------------------------------------------------------------------

     OWNERSHIP OF SECURITIES OF CERTAIN ENTITIES. AS OF FEBRUARY 28, 2002, THE INDEPENDENT TRUSTEES DID NOT OWN SECURITIES OF THE INVESTMENT ADVISER, THE DISTRIBUTOR, OR ANY ENTITY CONTROLLING, CONTROLLED BY, OR UNDER COMMON CONTROL WITH THE INVESTMENT ADVISER OR THE DISTRIBUTOR.

     APPROVAL OF INVESTMENT ADVISORY CONTRACT. UNDER SECTION 15(C) OF THE 1940 ACT, THE BOARD IS GENERALLY REQUIRED TO APPROVE EACH MASTER PORTFOLIO'S INVESTMENT ADVISORY CONTRACT WITH BGFA (THE "MIP ADVISORY CONTRACT") ANNUALLY. THE MIP BOARD IS PROVIDED WITH QUANTITATIVE AND QUALITATIVE INFORMATION TO ASSIST THE MIP BOARD IN EVALUATING THE TERMS OF THE MIP ADVISORY CONTRACT. THIS INFORMATION INCLUDES COMPARATIVE FEE INFORMATION, PROFITABILITY INFORMATION, PERFORMANCE DATA, A DESCRIPTION OF THE INVESTMENT PHILOSOPHY, EXPERIENCE AND SENIOR MANAGEMENT OF THE INVESTMENT ADVISER, AS WELL AS A DESCRIPTION OF THE QUALITY OF SERVICES PROVIDED BY THE INVESTMENT ADVISER.

     BEFORE APPROVING THE MIP ADVISORY CONTRACT, THE MIP BOARD REVIEWED A DETAILED PROFITABILITY ANALYSIS OF BGFA BASED ON THE FEES PAYABLE UNDER THE MIP ADVISORY CONTRACT AS WELL AS ANY OTHER SERVICING RELATIONSHIPS BETWEEN THE MASTER PORTFOLIOS AND BGFA OR ITS AFFILIATES. THE MIP BOARD ANALYZED EACH MASTER PORTFOLIO'S CONTRACTUAL FEES, INCLUDING THE INVESTMENT ADVISORY FEE, AS WELL AS CO-ADMINISTRATION AND RULE 12B-1 DISTRIBUTION FEES, IF ANY.

     THE MIP BOARD ALSO REVIEWED STATISTICAL INFORMATION REGARDING THE PERFORMANCE AND EXPENSES OF THE MASTER PORTFOLIOS. PRIOR TO REVIEWING THE STATISTICAL INFORMATION, THE MIP BOARD WAS PROVIDED WITH A DETAILED DESCRIPTION OF THE METHODOLOGY USED TO PREPARE THIS INFORMATION. IN ADDITION TO THE PERFORMANCE INFORMATION FOR THE MASTER PORTFOLIOS, THE MIP BOARD REVIEWED THE PERFORMANCE INFORMATION FOR A GROUP OF FUNDS THAT THE BGFA DETERMINED WAS SIMILAR TO EACH MASTER PORTFOLIO ("PEER GROUP") AND AN APPROPRIATE BROAD-BASED MARKET INDEX. THE MIP BOARD THEN REVIEWED A COMPARISON OF EACH MASTER PORTFOLIO'S ADVISORY FEE, OTHER FEES AND TOTAL EXPENSE RATIO TO OTHER FUNDS IN THE PEER GROUP.

     DURING ITS REVIEW, THE MIP BOARD CONSIDERED THE ADVISORY FEES PAID BY THE MASTER PORTFOLIOS AS WELL AS THE TOTAL FEES PAID TO BGFA AND ITS AFFILIATES FOR ADVISORY AND OTHER SERVICES PROVIDED TO THE MASTER PORTFOLIOS. THE MIP BOARD ALSO REVIEWED INFORMATION PERTAINING TO THE FEE STRUCTURE FOR THE MASTER PORTFOLIOS AND CONSIDERED WHETHER ALTERNATIVE FEE STRUCTURES (I.E. BREAKPOINT FEE STRUCTURES OR PERFORMANCE-BASED FEES) WOULD BE MORE APPROPRIATE OR REASONABLE TAKING INTO CONSIDERATION ANY ECONOMIES OF SCALE OR OTHER EFFICIENCIES THAT ACCRUE FROM INCREASES IN THE MASTER PORTFOLIOS' ASSET LEVELS.

     IN ADDITION, THE MIP BOARD ANALYZED BGFA'S BACKGROUND AND SERVICES THAT IT PROVIDES TO THE MASTER PORTFOLIOS. FOR EXAMPLE, THE MIP BOARD REVIEWED AND DISCUSSED THE INVESTMENT PHILOSOPHY AND EXPERIENCE OF BGFA. THE MIP BOARD ALSO CONSIDERED THE BACKGROUND AND EXPERIENCE OF THE SENIOR MANAGEMENT OF BGFA AND THE LEVEL OF ATTENTION GIVEN TO THE MASTER PORTFOLIOS BY SENIOR INVESTMENT PERSONNEL OF BGFA. IN ADDITION TO THE ABOVE CONSIDERATIONS, THE MIP BOARD ALSO ANALYZED BGFA'S INDEXING STRATEGIES, RESEARCH CAPABILITIES, MEANS FOR EXECUTING PORTFOLIO TRANSACTIONS AND SCOPE OF INVESTMENT SERVICES. THE MIP BOARD RECEIVED A PRESENTATION FROM BGFA AND REVIEWED THE QUALIFICATIONS, BACKGROUNDS AND RESPONSIBILITIES OF THE STAFF PERFORMING INVESTMENT SERVICES FOR THE MASTER PORTFOLIOS. THE MIP BOARD RECOGNIZED THAT BGFA HAS THE SIZE, VISIBILITY AND RESOURCES TO ATTRACT AND RETAIN HIGHLY QUALIFIED INVESTMENT PROFESSIONALS. SIMILARLY, THE MIP BOARD REVIEWED BGFA'S ABILITY TO PROVIDE A COMPETITIVE COMPENSATION PACKAGE TO ITS EMPLOYEES SUCH THAT EACH ENTITY WOULD BE ABLE TO ATTRACT AND RETAIN HIGH-QUALITY EMPLOYEES.

       BASED ON THE ABOVE ANALYSIS, THE MIP BOARD DETERMINED THAT THE MIP ADVISORY CONTRACT FOR EACH MASTER PORTFOLIO, INCLUDING THE FEE LEVEL, WAS FAIR AND REASONABLE IN LIGHT OF ALL RELEVANT CIRCUMSTANCES. THIS DETERMINATION, WAS BASED ON THE FOLLOWING FACTORS AS DISCUSSED ABOVE: (I) LEVEL OF PROFITS REALIZED BY BGFA FROM ITS ADVISORY ARRANGEMENT WITH THE MASTER PORTFOLIO; (II) AN ANALYSIS OF ADVISORY FEES PAID BY THE MASTER PORTFOLIO COMPARED TO OTHER SIMILAR FUNDS; (III) THE SCOPE OF BGFA'S BACKGROUND AND EXPERIENCE; (IV) AND THE QUALITY OF SERVICES PROVIDED BY BGFA.

     COMPENSATION. TRUSTEES OF MIP ARE COMPENSATED ANNUALLY BY ALL THE REGISTRANTS IN THE FUND COMPLEX FOR THEIR SERVICES AS INDICATED IN THE TABLE BELOW, AND ALSO ARE REIMBURSED FOR ALL OUT-OF-POCKET EXPENSES RELATING TO ATTENDANCE AT BOARD MEETINGS. THE MIP TRUSTEES ARE COMPENSATED BY MIP AND BGIF FOR THEIR SERVICES AS TRUSTEES TO THE MIP AND BGIF. RICHARD K. LYONS ALSO RECEIVES COMPENSATION FOR HIS SERVICES AS TRUSTEE OF ISHARES TRUST AND DIRECTOR OF ISHARES, INC. CURRENTLY, THE MIP TRUSTEES DO NOT RECEIVE ANY RETIREMENT BENEFITS OR DEFERRED COMPENSATION FROM THE FUND COMPLEX. AS OF THE DATE OF THIS SAI, THE MIP TRUSTEES AND PRINCIPAL OFFICERS OF MIP AS A GROUP BENEFICIALLY OWNED LESS THAN 1% OF THE OUTSTANDING BENEFICIAL INTEREST OF MIP.

                               COMPENSATION TABLE
                   For the Fiscal Year Ended February 28, 2002

-----------------------------------------------------------------------------------------
 NAME AND POSITION          AGGREGATE COMPENSATION FROM       TOTAL COMPENSATION FROM
                                   MIP COMPLEX                     FUND COMPLEX
-----------------------------------------------------------------------------------------
MARY G. F. BITTERMAN                   $_____                        $_____
TRUSTEE
-----------------------------------------------------------------------------------------
Jack S. Euphrat                        $_____                        $_____
Trustee
-----------------------------------------------------------------------------------------
*R. Greg Feltus
FORMER                                 $_____                        $_____
Trustee
-----------------------------------------------------------------------------------------
W. Rodney Hughes                       $_____                        $_____
Trustee
-----------------------------------------------------------------------------------------
LEE KRANEFUSS                          $_____                        $_____
TRUSTEE
-----------------------------------------------------------------------------------------
RICHARD K. LYONS                       $_____                        $_____
TRUSTEE
-----------------------------------------------------------------------------------------
LEO SOONG                              $_____                        $_____
TRUSTEE
-----------------------------------------------------------------------------------------

     * R. GREG FELTUS RESIGNED FROM THE BOARDS OF THE TRUST AND MIP ON FEBRUARY 13, 2002.


     MASTER/FEEDER STRUCTURE. Each NestEgg Fund seeks to achieve its investment objective by investing all of its assets into the corresponding Master Portfolio of MIP. The NestEgg Funds and other entities investing in a Master Portfolio are each liable for all obligations of such Master Portfolio. However, the risk of a NestEgg Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and MIP itself is unable to meet its obligations. Accordingly, the Trust's Board of Trustees believes that neither a Fund nor its shareholders will be adversely affected by investing Fund assets in a Master Portfolio. However, if a mutual fund or other investor withdraws its investment from such Master Portfolio, the economic efficiencies (e.g., spreading fixed expenses among a larger asset base) that the Trust's Board believes may be available through investment in the Master Portfolio may not be fully achieved. In addition, given the relative novelty of the master/feeder structure, accounting or operational difficulties, although unlikely, could arise.

     A NestEgg Fund may withdraw its investment in a Master Portfolio only if the Trust's Board of Trustees determines that such action is in the best interests of such Fund and its shareholders. Upon any such withdrawal, the Trust's Board would consider alternative investments, including investing all of the Fund's assets in another investment company with the same investment objective as the Fund or hiring an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Master Portfolio.

     The investment objective and other fundamental policies of a Master Portfolio cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio's outstanding interests. Whenever a NestEgg Fund, as an interestholder of the corresponding Master Portfolio, is requested to vote on any matter submitted to interestholders of the Master Portfolio, the NestEgg Fund will hold a meeting of its shareholders to consider such matters. The NestEgg Fund will cast its votes in proportion to the votes received from its shareholders. Shares for which the NestEgg Fund receives no voting instructions will be voted in the same proportion as the votes received from the other NestEgg Fund shareholders.

     Certain policies of the Master Portfolio which are nonfundamental may be changed by vote of a majority of MIP's Trustees without interestholder approval. If the Master Portfolio's investment objective or fundamental or nonfundamental policies are changed, the Fund may elect to change its objective or policies to correspond to those of the Master Portfolio. A Fund may also elect to redeem its interests in the corresponding Master Portfolio and either seek a new investment fund with a matching objective in which to invest or retain its own investment adviser to manage the Fund's portfolio in accordance with its objective. In the latter case, the NestEgg Fund's inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders' investments in the NestEgg Fund. The NestEgg Funds will provide shareholders with 30 days' written notice prior to the implementation of any change in the investment objective of the NestEgg Fund or the Master Portfolio, to the extent possible.

CODE OF ETHICS

     The Trust, the Distributor, INTRUST and BGFA (each a "17j-1 organization") have each adopted Codes of Ethics designed to prevent affiliated persons of such 17j-1 organization from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds, which also may be held by the person subject to the Code.

INVESTMENT ADVISER TO THE MASTER PORTFOLIOS

     BGFA provides investment advisory services to each Master Portfolio pursuant to separate Investment Advisory Contracts (each, a "BGFA Advisory Contract") with MIP. Pursuant to the BFGA Advisory Contracts, BGFA furnishes to MIP's Board of Trustees periodic reports on the investment strategy and performance of each Master Portfolio. BGFA has agreed to provide to the Master Portfolios, among other things, money market security and fixed income research, analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition, credit conditions and average maturities of each Master Portfolio's investment portfolio.

     BGFA is entitled to receive monthly fees at the annual rate of 0.35% of each Master Portfolio's average daily net assets as compensation for its advisory services to such Master Portfolio. On February 14, 2001 MIP's Board approved a reduction in the advisory fees of each Master Portfolio effective July 1, 2001 from 0.55% to 0.35% of each Master Portfolios total assets.

     As to each Master Portfolio, the applicable BGFA Advisory Contract is subject to annual approval by (i) MIP's Board of Trustees or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Master Portfolio, provided that in either event the continuance also is approved by a majority of MIP's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of MIP or BGFA, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Master Portfolio, the applicable BGFA Advisory Contract is terminable without penalty, on 60 days' written notice by MIP's Board of Trustees or by vote of the holders of a majority of such Master Portfolio's shares, or, on not less than 60 days' written notice, by BGFA. The applicable BGFA Advisory Contract terminates automatically, as to the relevant Master Portfolio, in the event of its assignment (as defined in the 1940 Act)

     BGFA, Barclays and their affiliates deal, trade and invest for their own account in the types of securities in which a Master Portfolio may invest and may have deposit, loan and commercial banking relationships with the issuers of securities purchased by a Master Portfolio. BGFA has informed MIP that in making investment decisions the Adviser does not obtain or use material inside information in its possession.

INVESTMENT ADVISER TO THE FUNDS

     INTRUST Financial Services, Inc. ("INTRUST") and its parent INTRUST Bank, N.A. ("INTRUST Bank") have provided investment advisory services to the Funds since inception pursuant to an Advisory Agreement with the Trust (the "Advisory Agreement"). Subject to such policies as the Trust's Board of Trustees may determine, INTRUST makes investment decisions for the Funds. The Advisory Agreement provides that, as compensation for services thereunder, INTRUST is entitled to receive from each Fund a monthly fee at an annual rate average daily net assets of the Fund. For the periods since inception, INTRUST and INTRUST Bank was entitled to advisory fees in the following amounts:


                           FYE 2/28/02       FYE 2/28/01         FYE 2/29/00
                        EARNED    WAIVED    EARNED   WAIVED    EARNED    WAIVED
                        ------    ------    ------   ------    ------    ------
NestEgg Capital        $ 8,002   $     0   $ 6,351   $ 6,351   $ 4,419   $ 4,419
Preservation Fund
NestEgg 2010 Fund      $23,415   $    86   $18,521   $ 9,219   $ 8,147   $ 8,147
NESTEGG 2020 FUND      $35,810   $     0   $28,723   $     0   $15,468   $15,468
NestEgg 2030 Fund      $16,580   $ 7,155   $13,050   $13,050   $ 5,642   $ 5,642
NestEgg 2040 Fund      $15,744   $ 9,229   $13,318   $13,095   $ 5,961   $ 5,961


     PRIOR TO MARCH 1, 2000, INTRUST BANK SERVED AS INVESTMENT ADVISER TO THE FUNDS. TO ACCOMMODATE PENDING changes to the regulatory requirements applicable to banks which serve as investment advisers to registered investment companies contained in the Investment Advisers Act of 1940 as amended, the responsibilities of INTRUST Bank as adviser to the Funds were assumed ON MARCH 1, 2000 BY INTRUST BROKERAGE, INC. (THEN NAMED INTRUST FINANCIAL SERVICES, INC.), A WHOLLY OWNED SUBSIDIARY OF INTRUST BANK, N.A. IN CONNECTION WITH A RESTRUCTURING OF INTRUST BANK AND ITS SUBSIDIARIES, THE FUNDS' BOARD OF TRUSTEES APPROVED ON AUGUST 21, 2001 A NEW ASSUMPTION AGREEMENT BETWEEN INTRUST AND INTRUST FINANCIAL SERVICES, INC., A NEWLY FORMED, WHOLLY

OWNED SUBSIDIARY OF INTRUST BANK. UNDER THE TERMS OF THE NEW ASSUMPTION AGREEMENT, INTRUST ASSUMED ALL RESPONSIBILITIES OF INTRUST BANK PURSUANT TO A MASTER ADVISORY CONTRACT WITH EACH FUND.


     INTRUST is a wholly-owned subsidiary of INTRUST Bank which in turn is a majority-owned subsidiary of INTRUST Financial Corporation, a bank holding company. INTRUST Bank is a national banking association which provides a full range of banking and trust services to clients. As of December 31, 2001, total assets under management were approximately $_ billion. The principal place of business address of the Adviser is 105 North Main Street, Box One, Wichita, Kansas 67201.


     Under the terms of an Investment Advisory Agreement for the Funds between the Trust and the Adviser ("Agreement"), the investment advisory services of the Adviser to the Funds are not exclusive. The Adviser is free to, and does, render investment advisory services to others.

     The Investment Advisory Agreements for the Funds will continue in effect for a period beyond two years from the date of their execution only as long as such continuance is approved annually (I) by the holders of a majority of the outstanding voting securities of the Funds or by the Board of Trustees and (ii) by a majority of the Trustees who are not parties to such Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Contracts may be terminated without penalty by vote of the Trustees or the shareholders of the Funds, or by the Adviser, on 60 days' written notice by either party to the Contract and will terminate automatically if assigned.


DISTRIBUTION OF FUND SHARES

     The Trust has retained BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), 3435 Stelzer Road, Columbus OH 43219, to serve as principal underwriter for the shares of the Funds pursuant to a Distribution Contract. The Distribution Contract provides that the Distributor will use its best efforts to maintain a broad distribution of the Funds' shares among bona fide investors and may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Funds' shares to individual investors. The Distributor is not obligated to sell any specific amount of shares.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Each of the classes of shares of the Trust's Funds is sold on a continuous basis by the Trust's distributor, BISYS Fund Services, LP (the "Distributor"), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. The Funds offer one or more of the following classes of shares:
Service Class Shares, Premier Class Shares. The Prospectus contains a general description of how investors may buy shares of the Funds and states whether the funds offer more than one class of shares. This SAI contains additional information which may be of interest to investors.

SERVICE CLASS SHARES

     As stated in the Prospectus, the public offering price of Service Class Shares of each of the Funds is their net asset value per share next computed after the sale plus a sales charge which varies based upon the quantity purchased. The public offering price of such Service Class Shares of each Fund is calculated by dividing net asset value by the difference (expressed as a decimal) between 100% and the sales charge percentage of offering price applicable to the purchase.

     The prospectus contains a table of applicable sales charges. Certain purchases of Service Class shares may be exempt from a sales charge.

     The offering price is rounded to two decimal places each time a computation is made. The sales charge scale and dealer concessions table set forth below applies to purchases of Service Class Shares of the Funds.

                                              SALES CHARGE
                                                AS A % OF
           INVESTMENT AMOUNT                 OFFERING PRICE          DEALER CONCESSION
           -----------------                 --------------          -----------------
$0 up to $100,000                                 3.00%                  2.75%
$100,001 and above                                2.00%                  1.75%

LETTER OF INTENT. The Funds may waive the sales charge on Service Class Shares pursuant to a signed Letter of Intent. The Letter of Intent ("LOI") will be made at the public offering price applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the LOI. A LOI may include purchase of shares made not more than 90 days prior to the date that an investor signs the LOI; however, the 13-month period during which the LOI is in effect will begin on the date of the earliest purchase to be included. A LOI is not a binding obligation upon the investor to purchase the full amount indicated. If the investor desires to redeem shares before the full amount has been purchased, the shares will be released from escrow only if the investor pays the sales charge that, without regard to the LOI, would apply to the total investment made to date. LOI forms may be obtained from Performance Funds Trust or from investment dealers. Interested investors should read the LOI carefully.

COMBINATION PRIVILEGE AND RIGHT OF ACCUMULATION. A Purchaser may qualify for a reduced sales charge by combining concurrent purchases of Service Class shares of one or more of the Funds or by combining a current purchase of Service Class shares of a Fund with prior purchases of Shares of any Fund. The applicable sales charge is based on the sum of (i) the Purchaser's current purchase of Service Class shares of any Fund sold with a sales charge plus (ii) the then current purchase of Service Class shares of any Fund sold with a sales charge plus (ii) the then current net asset value of all Service Class shares held by the Purchaser in any Fund. To receive the applicable public offering price pursuant to the right of accumulation, Shareholders must at the time of purchase provide the Transfer Agent or the Distributor with sufficient information to permit confirmation of qualification. Accumulation privileges may be amended or terminated without notice at any time by the Distributor.

SERVICE CLASS SHARES SALES CHARGE WAIVERS. The following classes of investors may purchase Service Class shares of the Funds with no sales charge in the manner described below (which may be changed or eliminated at any time by the Distributor):

o Existing shareholders of a Fund upon the reinvestment of dividend and capital gain distributions.

o Officers, trustees and employees of the Funds; officers, directors, advisory board members, employees and retired employees of INTRUST Bank and its affiliates; and officers, directors and employees of any firm providing the Funds with legal, administrative, distribution, marketing, investment advisory or other services (and spouses, children and parents of each of the foregoing);

o Investors for whom INTRUST Bank or its affiliates, an INTRUST correspondent bank, any sub-adviser or other financial institution acts in a fiduciary, advisory, custodial, agency, or similar capacity;

o Fund shares purchased with the proceeds from a distribution from an account for which INTRUST Bank or its affiliates acts in a fiduciary, advisory, custodial, agency, or similar capacity (this waiver applies only to the initial purchase of a Fund subject to a sales load);

o Investors who purchase Shares of a Fund through a payroll deduction plan, a 401(k) plan, a 403(b) plan, or other defined contribution plans, which by its terms permits the purchases of Shares;

o Shares purchased in connection with "wrap" type investment programs, non-transaction fee investment programs and programs offered by fee-based financial planners, and other types of financial institutions (including omnibus service providers).

The Distributor may also periodically waive the sales charge for all investors with respect to a Fund.

DISTRIBUTION PLAN

     The Trustees of the Trust have voted to adopt on behalf of each Fund a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "1940 Act") after having concluded that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan provides for a monthly payment by a Fund to the Distributor in such amounts that the Distributor may request or for direct payment by a Fund, for certain costs incurred under the Plan, subject to periodic Board approval, provided that each such payment is based on the average daily value of the Fund's net assets during the preceding month and is calculated at an annual rate not to exceed 0.25% for the Service Shares and not to exceed 0.75% for the Premium Shares. The Distributor will use all amounts received under the Plan for payments to broker-dealers or financial institutions (but not including banks) for their assistance in distributing shares of the Funds and otherwise promoting the sale of Fund shares, including payments in amounts based on the average daily value of Fund shares owned by shareholders in respect of which the broker-dealer or financial institution has a distributing relationship. The Distributor may also use all or any portion of such fees to pay Fund expenses such as the printing and distribution of prospectuses sent to prospective investors; the preparation, printing and distribution of sales literature and expenses associated with media advertisements. Each Fund will pay all costs and expenses in connection with the preparation, printing and distribution of their Prospectus to current shareholders and the operation of the Plan, including related legal and accounting fees. No Fund will be liable for distribution expenditures made by the Distributor in any given year in excess of the maximum amount payable under the Plan for that Fund's fiscal year.


     The Plan provides for the Distributor to prepare and submit to the Board of Trustees on a quarterly basis written reports of all amounts expended pursuant to the Plan and the purpose for which such expenditures were made. The Plan provides that it may not be amended to increase materially the costs which the Fund may bear pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Board of Trustees, and by the Trustees who neither are "interested persons" (as defined in the 1940
Act) of the Trust nor have any direct or indirect financial interest in the operation of the Plan or in any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees of the Trust has been committed to the discretion of the Trustees who are not "interested persons" of the Trust. The Plan and the related Administration Agreement between the Trust and the Sponsor have been approved, and are subject to annual approval, by the Board of Trustees and by the Trustees who neither are "interested persons" nor have any direct or indirect financial interest in the operation of the Plan or in the Administrative Services Contract, by vote cast in person at a meeting called for the purpose of voting on the Plan. The PLAN'S CONTINUANCE WAS MOST RECENTLY APPROVED BY THE BOARD OF TRUSTEES ON NOVEMBER 30, 2001. The Plan is terminable with respect to the Fund at any time by a vote of a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or by vote of the holders of a majority of the shares of the Fund. INTRUST MAY, FROM TIME TO TIME, USE A PORTION OF ITS REVENUES TO PAY CERTAIN DISTRIBUTION RELATED COSTS.


     For the fiscal year ended February 28, 2002, no 12b-1 distribution fees for the NestEgg Funds were paid. BISYS was entitled to and waived 12b-1 distribution fees in the following amounts:


                                                     FYE 2/28/02
                                             --------------------------
                                             EARNED              WAIVED
                                             ------              ------
NestEgg Capital Preservation Fund            $13,104              $13,104
NestEgg 2010 Fund                            $39,025              $39,025
NestEgg 2020 Fund                            $59,683              $59,683
NestEgg 2030 Fund                            $27,634              $27,634
NestEgg 2040 Fund                            $26,239              $26,239


(a)  Commenced operations on January 4, 1999.

ADMINISTRATION AND FUND ACCOUNTING SERVICES

     BISYS provides management and administrative services necessary for the operation of the Funds, including, among other things: (i) preparation of shareholder reports and communications; (ii) regulatory compliance, such as reports to and filings with the SEC and state securities commissions; and (iii) general supervision of the operation of the Funds, including coordination of the services performed by the Adviser, the Distributor, transfer agent, custodians, independent accountants, legal counsel and others. In addition, BISYS furnishes office space and facilities required for conducting the business of the Funds and pays the compensation of the Trust's officers affiliated with BISYS. For these services, BISYS receives from each Fund a fee, payable monthly, at the annual rate of 0.20% of each NestEgg Fund's average daily net assets so long as the Funds are invested in MIP.

     The Administration Agreement is for a one-year term and is renewed automatically each year, unless terminated, for successive one year terms. The Administration Agreement will terminate automatically in the event of its assignment.

     ADMINISTRATION FEES For the fiscal year ended February 28, 2002, FEBRUARY 28, 2001 AND February 29, 2000 BISYS was entitled to administration fees from the NestEgg Funds in the following amounts:

                                      FYE 2/28/02                   FYE 2/28/01                   FYE 2/29/00
                                 ---------------------         ---------------------         ---------------------
                                 EARNED         WAIVED         EARNED         WAIVED         EARNED         WAIVED
                                 ------         ------         ------         ------         ------         ------
NestEgg Capital                  $10,483          $0           $8,467           $0           $5,892        $1,780
Preservation Fund
 NestEgg 2010 Fund               $31,220          $0           $24,695          $0          $10,862        $3,063
 NestEgg 2020 Fund               $47,747          $0           $38,297          $0          $20,624        $7,131
 NestEgg 2030 Fund               $22,107          $0           $17,400          $0           $7,523        $1,563
 NestEgg 2040 Fund               $20,991          $0           $17,753          $0           $7,948        $1,228

(a)  Commenced operations on January 4, 1999.

     Investors Bank & Trust ("IBT"), 200 Claredon Street, Boston, Massachusetts 02117, serves as the Fund Accounting Agent to the NestEgg Funds pursuant to a Fund Accounting Agreement.

     For the fiscal YEARS ended February 28, 2002, FEBRUARY 28, 2001 AND FEBRUARY 29, 2000, fund accounting fees paid by the NestEgg Funds to IBT were:

                                                 FYE          FYE          FYE
                                               2/28/02      2/28/01      2/29/00
                                               -------      -------      -------
NestEgg Capital Preservation Fund              $12,282      $14,766      $10,830
NestEgg 2010 Fund                              $12,584      $13,850      $14,324
NestEgg 2020 Fund                              $13,925      $14,140      $14,212
NestEgg 2030 Fund                              $12,887      $13,810      $ 9,469
NestEgg 2040 Fund                              $14,955      $13,817      $ 8,934



CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     BISYS Fund Services, Inc. ("BFSI") acts as transfer agent for the Funds. BFSI and BISYS have offices located at 3435 Stelzer Road, Columbus, Ohio 43219. The Trust compensates BFSI for providing personnel and facilities to perform transfer agency related services for the Trust at a rate intended to represent the cost of providing such services. The NestEgg Funds pay no custodian fees at the Fund level as long as all of their assets are invested in another mutual fund, but they incur their pro-rata portion of the custody fees of Investors Bank & Trust Company as the Master Portfolios' Custodian. Investors Bank & Trust, as the Master Portfolios' Custodian, has reviewed and approved custodial arrangements for securities held outside of the United States in accordance with Rule 17f-5 of the 1940 Act.

INDEPENDENT AUDITORS


     has been selected as the independent auditors for the Trust.       provides
audit services, tax return preparation and assistance and consultation in
connection with certain SEC filings.        is located at                      .


NON-AFFILIATED SERVICE ORGANIZATIONS

     The Trust contracts with banks (including the Adviser), trust companies, broker-dealers (other than BISYS) or other financial organizations ("Service Organizations") to provide certain administrative services for the Funds. Services provided by Service Organizations may include among other things: providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with shareholders orders to purchase or redeem shares; verifying and guaranteeing client signatures in connection with redemption orders, transfers among and changes in shareholders designating accounts; providing periodic statements showing a shareholder's account balance and, to the extent practicable, integrating such information with other client transactions; furnishing periodic and annual statements and confirmations of all purchases and redemptions of shares in a shareholder's account; transmitting proxy statements, annual reports, and updating prospectuses and other communications from the Funds to shareholders; and providing such other services as the Funds or a shareholder reasonably may request, to the extent permitted by applicable statute, rule or regulation. The Distributor will not be a Service Organization or receive fees for servicing. Service Organizations for shareholders may also provide record keeping, communication with and education of shareholders, fiduciary services (exclusive of investment management) and asset allocation services.

     For the fiscal year ended February 28, 2002 AND 2001, fees entitled to be paid to service organizations were as follows:

                                               FYE 2/28/02       FYE 2/28/01
                                           EARNED    WAIVED    EARNED    WAIVED
                                           ------    ------    ------    ------

NestEgg Capital Preservation Fund          $13,104   $ 3,338   $10,584   $ 9,334
NestEgg 2010 Fund                          $39,025   $     0   $30,868   $     0


NestEgg 2020 Fund                          $59,683   $     0   $47,872   $     0
NestEgg 2030 Fund                          $27,634   $   107   $21,749   $ 1,462
NestEgg 2040 Fund                          $26,239   $ 1,631   $22,192   $     0



     Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than the minimum initial or subsequent investments specified by the Funds or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Funds. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult them regarding any such fees or conditions.

                                    EXPENSES

     Each Fund bears all costs of its operations, other than expenses specifically assumed by the Distributor and the Adviser. The costs borne by the Funds include legal and accounting expenses, Trustees' fees and expenses, insurance premiums, custodian and transfer agent fees and expenses, expenses incurred in acquiring or disposing of the Funds' portfolio securities, expenses of registering and qualifying the Funds' shares for sale with the SEC and with various state securities commissions, expenses of obtaining quotations on the Funds' portfolio securities and pricing of the Funds' shares, expenses of maintaining the Funds' legal existence and of shareholders' meetings, and expenses of preparing and distributing to existing shareholders reports, proxies and prospectuses.

              DETERMINATION OF NET ASSET VALUE OF THE NESTEGG FUNDS

     Shares of the NestEgg Funds are sold on a continuous basis at the applicable offering price (net asset value per share) next determined after an order in proper form is received by the Transfer Agent. Net asset value ("NAV") per share is determined as of the close of regular trading on the NYSE (currently 4:00 p.m., New York time) each day the New York Stock Exchange is open for trading ( a "Business Day")

     The NAV per share of each class of shares of each NestEgg Fund is computed by dividing the net assets (i.e., the value of the assets less the liabilities) attributable to such class of shares by the total number of the outstanding shares of each class. The value of the net assets of each class of shares is determined daily by adjusting the net assets at the beginning of the day by the value of shareholder activity, net investment income and net realized and unrealized gains or losses for that day. Net investment income is calculated each day as daily income less expenses. The NAV of each class of shares of each Fund is expected to fluctuate daily and is expected to differ. Each NestEgg Fund's investment in the corresponding Master Portfolio is valued at the NAV of such Master Portfolio's shares. Each Master Portfolio calculates the NAV of its shares on the same days and at the same time as the corresponding NestEgg Fund.

     The securities of the Master Portfolios, including covered call options written by a Master Portfolio, are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the most recent bid prices. Portfolio securities which are traded primarily on foreign securities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities is determined by consideration of other factors by or under the direction of MIP's Board of Trustees or its delegates. Short-term investments are carried at amortized cost, which approximates market value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by MIP's Board of Trustees. Prices used for such valuations may be provided by independent pricing services.

     Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by MIP's Board of Trustees, are valued at fair value as determined in good faith by or under the direction of MIP's Board of Trustees or its delegates. MIP's Board of Trustees reviews the method of valuation on a current basis. In making a good-faith valuation of restricted securities, the following are generally considered: restricted securities that are, or are convertible into, securities of the same class of securities for which a public market exists usually are valued at market value less the same percentage discount at which such securities were purchased. This discount may be revised periodically if the Adviser believes that the discount no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually are valued initially at cost. Any subsequent adjustment from cost is based upon considerations deemed relevant by or under the direction of MIP's Board of Trustees or its delegates.

     Any assets or liabilities initially expressed in terms of foreign currency are translated into dollars using information provided by pricing entities, such as Morgan Stanley Capital International or Gelderman Data Service, or at a quoted market exchange rate as may be determined to be appropriate by the Adviser. Forward currency contracts are valued at the current cost of offsetting the contract. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value does not take place contemporaneously with the determination of prices of the foreign securities held by the Master Portfolios. In addition, foreign securities held by a Master Portfolio may be traded actively in securities markets which are open for trading on days when the Master Portfolio does not determine its net asset value. Accordingly, there may be occasions when a Master Portfolio does not calculate its net asset value but when the value of such Master Portfolio's portfolio securities is affected by such trading activity.

     Fixed income securities are valued each business day using available market quotations or at fair value as determined by one or more independent pricing services (collectively, the "Service") approved by MIP's Board of Trustees. The Service may use available market quotations and employ electronic data processing techniques and/or a matrix system to determine valuations. The Service's procedures are reviewed by MIP's officers under the general supervision of MIP's Board of Trustees.

     Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of each Master Portfolio's shares.

                   PORTFOLIO TRANSACTIONS OF THE NESTEGG FUNDS

     Since each NestEgg Fund invests all of its assets in a corresponding Master Portfolio of MIP, set forth below is a description of the Master Portfolios' policies governing portfolio securities transactions.

     Purchases and sales of equity securities on a securities exchange usually are effected through brokers who charge a negotiated commission for their services. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in light of generally prevailing rates. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, INTRUST or Barclays Global Investors Services. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

     Purchases of debt securities generally are principal transactions. Debt securities normally are purchased or sold from or to dealers serving as market makers for the securities at a net price. Debt securities may also be purchased in underwritten offerings or directly from an issuer. Generally debt obligations are traded on a net basis and do not involve brokerage commissions. The cost of executing transactions in debt securities consists primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with MIP are prohibited from dealing with MIP as a principal in the purchase and sale of portfolio securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Master Portfolios may purchase securities from underwriting syndicates of which INTRUST or BGFA is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by MIP's Board of Trustees.

     MIP has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Further, Subject to policies established by MIP's Board of Trustees, BGFA, as adviser, is responsible for the Master Portfolio's investment decisions and the placing of portfolio transactions. In placing orders, it is MIP's policy to obtain the best overall terms taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. BGFA generally seeks reasonably competitive spreads or commissions. BGFA may from time to time execute trades on behalf of and for the account of the Master Portfolios with brokers or dealers that are affiliated with BGFA.


BROKERAGE ALLOCATION AND OTHER PRACTICES.

     General. BGFA assumes general supervision over placing orders on behalf of each Master Portfolio for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the best judgment of BGFA and in a manner deemed fair and reasonable to interestholders. In executing portfolio transactions and selecting brokers or dealers, BGFA seeks to obtain the best overall terms available for each Master Portfolio. In assessing the best overall terms available for any transaction, BGFA considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. A primary consideration is prompt execution of orders at the most favorable net price. Certain of the brokers or dealers with whom the Master Portfolios may transact business offer commission rebates to the Master Portfolios. BGFA considers such rebates in assessing the best overall terms available for any transaction. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commission paid by other institutional investors for comparable services.

     Brokers also are selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Portfolio turnover may vary from year to year, as well as within a year. Portfolio turnover rates over 100% (although unexpected) may result in comparatively greater brokerage expenses. BGFA may from time to time execute trades on behalf of and for the account of the Master Portfolio with brokers or dealers that are affiliated with BGFA.

     Purchases and sales of fixed-income securities usually are principal transactions. Portfolio securities ordinarily are purchased directly from the issuer or from an underwriter or market maker. Usually no brokerage commissions are paid by the LifePath Master Portfolios for such purchases and sales. The prices paid to the underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of securities from market makers may include the spread between the bid and asked price.


     Brokerage Commissions. For the fiscal years ended February 29, 2000, February 28, 2001 AND FEBRUARY 28, 2002, the Master Portfolios paid brokerage commissions in the dollar amounts shown below.

                                            FISCAL YEAR ENDED       FISCAL YEAR ENDED       FISCAL YEAR ENDED
MASTER PORTFOLIO                                2/29/2000               2/28/2001               2/28/2002
----------------                                ---------               ---------               ---------
LifePath Income Master Portfolio                     $                      $                           $
LifePath 2010 Master Portfolio                       $                      $                           $
LifePath 2020 Master Portfolio                       $                      $                           $
LifePath 2030 Master Portfolio                       $                      $                           $
LifePath 2040 Master Portfolio                       $                      $                           $

     Brokerage Commissions Paid to Affiliates. For the fiscal years ended February 28, 2002, the Master Portfolios paid brokerage commissions to Barclays Global Investors Services, a subsidiary of BGI, in the dollar amounts shown below.

                                            FISCAL YEAR ENDED
MASTER PORTFOLIO                                2/28/2002
----------------                                ---------
LifePath Income Master Portfolio                     $
LifePath 2010 Master Portfolio                       $
LifePath 2020 Master Portfolio                       $
LifePath 2030 Master Portfolio                       $
LifePath 2040 Master Portfolio                       $

     Securities of Regular Broker/Dealers. As of February 28, 2002, the Master Portfolios owned securities of their "regular brokers or dealers" or their parents, as defined in the 1940 Act, as follows:

MASTER PORTFOLIO                               BROKER/DEALER                                       AMOUNT
----------------                               -------------                                       ------
LifePath Income Master Portfolio               J.P. Morgan Chase & Co.                                $
                                               Lehman Bros. Holdings, Inc.                            $
                                               Merrill Lynch & Co., Inc.                              $
                                               Morgan Stanley Dean Witter & Co.                       $

LifePath 2010 Master Portfolio                 J.P. Morgan Chase & Co.                                $
                                               Lehman Bros. Holdings, Inc.                            $
                                               Merrill Lynch & Co., Inc.                              $
                                               Morgan Stanley Dean Witter & Co.                       $
                                               Bank of America Corp.                                  $

LifePath 2020 Master Portfolio                 J.P. Morgan Chase & Co.                                $
                                               Lehman Bros. Holdings, Inc.                            $
                                               Merrill Lynch & Co., Inc.                              $
                                               Morgan Stanley Dean Witter & Co.                       $
                                               Bank of America Corp                                   $
                                               The Goldman Sachs Group                                $

LifePath 2030 Master Portfolio                 J.P. Morgan Chase & Co.                                $
                                               Lehman Bros. Holdings, Inc.                            $
                                               Merrill Lynch & Co., Inc.                              $
                                               Bank of America Corp                                   $
                                               Morgan Stanley Dean Witter & Co.                       $
                                               The Goldman Sachs Group                                $

MASTER PORTFOLIO                               BROKER/DEALER                                       AMOUNT
----------------                               -------------                                       ------
LifePath 2040 Master Portfolio                 J.P. Morgan Chase & Co.                                $
                                               Lehman Bros. Holdings, Inc.                            $
                                               Merrill Lynch & Co., Inc.                              $
                                               Morgan Stanley Dean Witter & Co.                       $
                                               Bank of America Corp.                                  $
                                               The Goldman Sachs Group                                $


     In assessing the best overall terms available for any transaction, BGFA considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. As a result, a Master Portfolio may pay a broker/dealer which furnishes brokerage services a higher commission than that which might be charged by another broker/dealer for effecting the same transaction, provided that such commission is determined to be reasonable in relation to the value of the brokerage services provided by such broker/dealer. Certain of the broker/dealers with whom the Master Portfolios may transact business may offer commission rebates to the Master Portfolios. BGFA considers such rebates in assessing the best overall terms available for any transaction. MIP's Board of Trustees will periodically review the commissions paid by the Master Portfolios to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Master Portfolios.

     Under Section 28(e) of the Securities Exchange Act of 1934, an adviser shall not be "deemed to have acted unlawfully or to have breached its fiduciary duty" solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of
Section 28(e), an adviser must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker provide an adviser with lawful and appropriate assistance in the performance of its investment decision-making responsibilities." Accordingly, the price to a Master Portfolio in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

                               PORTFOLIO TURNOVER

     Changes may be made in the portfolio consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less.

                                    TAXATION

     The NestEgg Funds have qualified and intends to qualify and elect annually to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, a Fund must (a) distribute to shareholders at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses); (b) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; and (c) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables),

U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies). By meeting these requirements, the Funds generally will not be subject to Federal income tax on their investment company taxable income and net capital gains which are distributed to shareholders. If the Funds do not meet all of these Code requirements, they will be taxed as ordinary corporations and their distributions will be taxed to shareholders as ordinary income.


     Amounts, other than tax-exempt interest, not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of such year, and (3) all ordinary income and capital gains net income (adjusted for certain ordinary losses) for previous years that were not distributed during such years. For Federal income tax purposes the following Funds had capital loss carry forwards as of FEBRUARY 28, 2002, which are available to offset future capital gains if any:



                    FUND                                        AMOUNT
                    ----                                        ------
        NestEgg Capital Preservation                           $      0
                NestEgg 2010                                   $ 35,785
                NestEgg 2020                                   $416,418
                NestEgg 2030                                   $      0
                NestEgg 2040                                   $488,302


A distribution, including an "exempt-interest dividend," will be treated as paid on December 31 of a calendar year if it is declared by a Fund during October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.


     Some Master PORTFOLIOS MAY invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC under the Code if at least one-half of its assets constitutes investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which the Portfolio held the PFIC stock. A itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Portfolio's. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.


     A Fund or MIP may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, a Fund or MIP generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, other elections may become available that would affect the tax treatment of PFIC stock held by a Fund. Each Fund's and MIP's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC stock.

     Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject a Fund itself or MIP to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock. Investors should consult their own tax advisors in this regard. MIP does not intend to acquire stock of issuers that are considered PFICs.

     Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. Distributions from certain of the Funds may be eligible for the dividends-received deduction available to corporations. To the extent dividends received by a Fund are attributable to foreign corporations, a corporation that owns shares will not be entitled to the dividends-received deduction with respect to its pro rata portion of such dividends, since the dividends-received deduction is generally available only with respect to dividends paid by domestic corporations. Proposed legislation, if enacted, would reduce the dividends received deduction from 70 to 50 percent.

     Distributions of net long term capital gains, if any, designated by the Funds as long term capital gain dividends are taxable to shareholders as long-term capital gain, regardless of the length of time the Funds' shares have been held by a shareholder. All distributions are taxable to the shareholder in the same manner whether reinvested in additional shares or received in cash. Shareholders will be notified annually as to the Federal tax status of distributions.

     Distributions by a Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution, nevertheless, would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by the Funds. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which will nevertheless generally be taxable to them.

     Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholders hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. A loss realized on the redemption, sale or exchange of Fund shares will be disallowed to the extent an exempt-interest dividend was received with respect to those shares if the shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

     The taxation of equity options is governed by Code Section 1234. Pursuant to Code Section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

     Certain of the options, futures contracts, and forward foreign currency exchange contracts that several of the Funds and each Master Portfolio may invest in are so-called "section 1256 contracts." With certain exceptions, gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by a Fund or the Portfolio at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss. Investors should contact their own tax advisors in this regard.

     Generally, the hedging transactions undertaken by a Fund or MIP may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund or MIP. In addition, losses realized by a Fund or MIP on a position that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund or MIP of hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by a Fund or MIP which is taxed as ordinary income when distributed to stockholders.

     A Fund or MIP may make one or more of the elections available under the Code which are applicable to straddles. If a Fund or MIP makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a Fund that did not engage in such hedging transactions. Investors should contact their own tax advisors in this regard.

     Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in transactions in options, futures, and forward contracts.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund or MIP accrues interest, dividends or other receivables, or accrues expenses or other liabilities denominated in a foreign currency, and the time the Fund or MIP actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and forward and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase, decrease, or eliminate the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income. Investors should contact their own tax advisors in this regard.

     Income received by a Fund or MIP from sources within foreign countries may be subject to withholding and other similar income taxes imposed by the foreign country. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign governments and corporations, the Fund will be eligible and intends to elect to "pass-through" to its shareholders the amount of such foreign taxes paid by the Fund or, in the case of the NestEgg Funds, its proportionate share of such taxes paid by MIP. Pursuant to this election, a shareholder would be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid (or deemed paid) by a Fund, and would be entitled either to deduct his pro rata share of foreign taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. Federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by a Fund or MIP will "pass-through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country and (b) the portion of the dividend which represents income derived from foreign sources.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his total foreign source taxable income. For this purpose, if a Fund makes the election described in the preceding paragraph, the source of the Fund's income flows through to its shareholders. Gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuations gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income as defined for purposes of the foreign tax credit) including foreign source passive income of a Fund. The foreign tax credit may offset only 90% of the alternative minimum tax imposed on corporations and individuals, and foreign taxes generally may not be deducted in computing alternative minimum taxable income.

     The Funds are required to report to the IRS all distributions except in the case of certain exempt shareholders. All such distributions generally are subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Funds with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the Funds or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amount withheld may be credited against the shareholders U.S. Federal income tax liability. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

     The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates). Distributions by the Funds also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from the Federal income tax treatment. Distributions of a Fund which are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their tax advisors with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Funds including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).


TAXATION OF THE PORTFOLIO

     The Master Investment Portfolio should be classified as a separate partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, the Master Investment Portfolio is not subject to federal income tax; instead, each investor in the Master Investment Portfolio, such as the NestEgg Fund (the "Feeder Funds"), is required to take into account in determining its federal income tax liability its share of the Master Investment Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from the Master Investment Portfolio.

     The Feeder Funds will be deemed to own a proportionate share of the Master Investment Portfolio's assets and income for purposes of determining whether the Feeder Funds satisfies the requirements to qualify as a Regulated Investment Company. Accordingly, the Master Investment Portfolio intends to conduct its operations so that its corresponding Feeder Funds will be able to satisfy all those requirements.

     Distributions to the Feeder Funds from the Master Investment Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Feeder Funds' recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Master Investment Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Master Investment Portfolio and includes a disproportionate share of any unrealized receivables held by the Master Investment Portfolio and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The Feeder Funds' basis for its interest in the Master Investment Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Master Investment Portfolio, increased by the Feeder Funds' share of the Master Investment Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Master Investment Portfolio distributes to the Fund and (b) the Fund's share of the Master Investment Portfolio's losses.

                                OTHER INFORMATION

CAPITALIZATION

     The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional Funds (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional Funds will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.


VOTING RIGHTS

     Under the Declaration of Trust, the Trust is not required to hold annual meetings of each Fund's shareholders to elect Trustees or for other purposes. When certain matters affect only one class of shares but not another, the shareholders would vote as a class regarding such matters. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. To the extent required by applicable law, the Trustees shall assist shareholders who seek to remove any person serving as Trustee.

     The Trust's shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.


     As of _____, 2002, no person owned of record, or to the knowledge of management beneficially owned five percent or more of the outstanding shares of the respective NestEgg Funds or classes except as set forth below. Please note that as of JUNE __, 200, there were no Premium Class Shareholders for the NestEgg Funds.




NestEgg Capital Preservation Fund
Service Shares                          Shares Owned           % Owned
--------------                          ------------           -------
Transco & Company                                              %*
105 N. Main
Wichita, KS 67201

NestEgg 2010 Fund
Service Shares                          Shares Owned           % Owned
--------------                          ------------           -------
Transco & Company                                              %*
105 N. Main
Wichita, KS 67201

NestEgg 2020 Fund
Service Shares                          Shares Owned           % Owned
--------------                          ------------           -------
Transco & Company                                              %*
105 N. Main
Wichita, KS 67201

NestEgg 2030 Fund
Service Shares                          Shares Owned           % Owned
--------------                          ------------           -------
Transco & Company                                              %*
105 N. Main
Wichita, KS 67201

NestEgg 2040 Fund
Service Shares                          Shares Owned           % Owned
--------------                          ------------           -------
Transco & Company                                              %*
105 N. Main
Wichita, KS 67201



     The Funds do not know the extent to which other holders of record were beneficial owners of shares indicated. To the extent such shareholders may be beneficial owners of 25% or more of a Fund's outstanding Shares, they may be deemed to have voting "control" as defined in the 1940 Act.


YIELD AND PERFORMANCE INFORMATION

     A Fund may, from time to time, include its yield and total return in advertisements or reports to shareholders or prospective investors. The methods used to calculate the yield and total return of the Funds are mandated by the SEC. Quotations of "yield" for the NestEgg Funds will be based on the investment income per share during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the maximum public offering price per share on the last day of the period.

     Average annual total return is calculated by determining the ending redeemable value of an investment purchased with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.

     Total return is calculated by subtracting the amount of the net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period.

     Performance information for the Funds may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, or other unmanaged indices so that investors may compare the Funds' results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     Investors who purchase and redeem shares of the Funds through a customer account maintained at a Service Organization may be charged one or more of the following types of fees as agreed upon by the Service Organization and the investor, with respect to the customer services provided by the Service
Organization: account fees (a fixed amount per month or per year); transaction fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on those assets). Such fees will have the effect of reducing the yield and average annual total return of the Funds for those investors. Investors who maintain accounts with the Trust as transfer agent will not pay these fees.


     The chart below shows the average annual returns for the NestEgg Funds. The NestEgg Funds invest all of their investable assets in the corresponding Master Portfolios. Performance shown below FOR THE SERVICE CLASS SHARES is the actual performance of each NestEgg FUND'S SERVICE CLASS since January 4, 1999 (its inception) and THE performance of the corresponding Master Portfolio managed by
BGFA: LifePath Income Master Portfolio, LifePath 2010 Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, and LifePath 2040 Master Portfolio. PERFORMANCE OF EACH MASTER PORTFOLIO WAS DERIVED FROM THE PERFORMANCE OF ANOTHER FEEDER FUND ADJUSTED TO EXCLUDE THE EXPENSES OF THE FEEDER FUND. THE PERFORMANCE OF THE NESTEGG FUNDS' PREMIUM CLASS IS THE PERFORMANCE OF THE SERVICE CLASS WHICH has been adjusted to reflect the fees and expenses (excluding fee waivers and/or expense reimbursements) which are estimated for the current fiscal year to apply to the applicable NestEgg FUNDS' PREMIUM CLASS. Such performance without fee waiver and expense reimbursements would have been lower had current expenses been taken into account in calculating the performance. The one-year total returns represent performance of the NestEgg Fund for the fiscal year ended February 28, 2002. The five-year returns represent performance of the Master Portfolios from March 1, 1998 through January 3, 1999 and the NestEgg Funds from January 4, 1999 through February 28, 2002. The since inception returns represent the performance of the Master Portfolios from March 1, 1994 through January 3, 1999 and the NestEgg FUNDS' SERVICE CLASS from January 4, 1999 through February 28, 2002. RETURNS FOR THE SERVICE CLASS INCLUDE EFFECTS OF THE MAXIMUM SALES CHARGE.



                         ANNUALIZED RATES OF RETURN FOR
                        PERIODS ENDING FEBRUARY 28, 2002

--------------------------------------------------------------------------------------------------------------
                      NESTEGG CAPITAL    NESTEGG CAPITAL    LEHMAN BROTHERS    LIFEPATH        LIPPER FLEXIBLE
                      PRESERVATION       PRESERVATION       AGGREGATE          INCOME          PORTFOLIO
                      SERVICE SHARES     PREMIUM CLASS      BOND INDEX(1)      BENCHMARK(3)    FUND INDEX(4)
--------------------------------------------------------------------------------------------------------------
1 YEAR                (1.29)%            1.03%              7.66%              3.42%           (6.04)%
--------------------------------------------------------------------------------------------------------------
5 YEARS                3.90%             3.74%              7.69%              7.62%            5.72%
--------------------------------------------------------------------------------------------------------------
SINCE INCEPTION        3.68%             3.52%              7.19%              8.14%            8.02%
--------------------------------------------------------------------------------------------------------------



                         ANNUALIZED RATES OF RETURN FOR
                        PERIODS ENDING FEBRUARY 28, 2002

--------------------------------------------------------------------------------------------------------------
                      NESTEGG CAPITAL    NESTEGG CAPITAL    LEHMAN BROTHERS    LIFEPATH        LIPPER FLEXIBLE
                      2010               2010               AGGREGATE          2010            PORTFOLIO
                      SERVICE SHARES     PREMIUM CLASS      BOND INDEX(1)      BENCHMARK(3)    FUND INDEX(4)
--------------------------------------------------------------------------------------------------------------
1 YEAR                (4.52)%            (2.40)%            7.66%              0.99%           (6.04)%
--------------------------------------------------------------------------------------------------------------
5 YEARS                4.81%              4.66%             7.69%              7.76%            5.72%
--------------------------------------------------------------------------------------------------------------
SINCE INCEPTION        5.74%              5.62%             7.19%              8.88%            8.02%
--------------------------------------------------------------------------------------------------------------




                         ANNUALIZED RATES OF RETURN FOR
                        PERIODS ENDING FEBRUARY 28, 2002

------------------------------------------------------------------------------------------------------------
                      NESTEGG CAPITAL    NESTEGG CAPITAL    WILSHIRE 5000    LIFEPATH        LIPPER FLEXIBLE
                      2020               2020               EQUITY           2020            PORTFOLIO
                      SERVICE SHARES     PREMIUM CLASS      BOND INDEX(2)    BENCHMARK(3)    FUND INDEX(4)
------------------------------------------------------------------------------------------------------------
1 YEAR                (8.59)%            (6.49)%            (8.37)%          (1.83)%         (6.04)%
------------------------------------------------------------------------------------------------------------
5 YEARS                4.71%              4.59%              7.85%            7.70%           5.72%
------------------------------------------------------------------------------------------------------------
SINCE INCEPTION        6.53%              6.44%             12.24%            9.48%           8.02%
------------------------------------------------------------------------------------------------------------




                         ANNUALIZED RATES OF RETURN FOR
                        PERIODS ENDING FEBRUARY 28, 2002

------------------------------------------------------------------------------------------------------------
                      NESTEGG CAPITAL    NESTEGG CAPITAL    WILSHIRE 5000    LIFEPATH        LIPPER FLEXIBLE
                      2030               2030               EQUITY           2030            PORTFOLIO
                      SERVICE SHARES     PREMIUM CLASS      BOND INDEX(2)    BENCHMARK(3)    FUND INDEX(4)
------------------------------------------------------------------------------------------------------------
1 YEAR                (11.44)%           (9.39)%             (8.37)%         (4.65)%         (6.04)%
------------------------------------------------------------------------------------------------------------
5 YEARS                 4.76%             4.64%               7.85%           7.54%           5.72%
------------------------------------------------------------------------------------------------------------
SINCE INCEPTION         7.24%             7.27%               12.24%         10.01%           8.02%
------------------------------------------------------------------------------------------------------------




                         ANNUALIZED RATES OF RETURN FOR
                        PERIODS ENDING FEBRUARY 28, 2002

------------------------------------------------------------------------------------------------------------
                      NESTEGG CAPITAL    NESTEGG CAPITAL    WILSHIRE 5000    LIFEPATH        LIPPER FLEXIBLE
                      2040               2040               EQUITY           2040            PORTFOLIO
                      SERVICE SHARES     PREMIUM CLASS      BOND INDEX(2)    BENCHMARK(3)    FUND INDEX(4)
------------------------------------------------------------------------------------------------------------
1 YEAR                (14.03)%           (12.02)%           (8.37)%          (7.46)%         (6.04)%
------------------------------------------------------------------------------------------------------------
5 YEARS                 4.38%              4.24%             7.85%            7.32%           5.72%
------------------------------------------------------------------------------------------------------------
SINCE INCEPTION         7.73%              7.85%            12.24%           10.50%           8.02%
------------------------------------------------------------------------------------------------------------


(1) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Government/Corporate Index and the Mortgage-Backed Securities Index and includes treasury issues, agency issues, corporate bond issues and mortgage backed securities.

(2) The Wilshire 5000 Equity Index is composed of domestic equity securities of companies in addition to a very small number of limited partnerships and REITS.

(3) The LifePath Benchmarks represents returns of the BGI US Equity Market Index (a blended index replicating the broad US equity market, large, medium and small companies), MSCI EAFE (Europe, Australasia and Far East equity securities), the Lehman Aggregate Bond Index and US Treasury Bills and are representative of the broad asset classes in each Master Portfolio.

(4) The Lipper Flexible Portfolio Fund Index's returns represent an average of returns of certain mutual funds investing in domestic common stocks, bonds and money market instruments in an asset allocation strategy as tracked by Lipper Analytical Services.


FINANCIAL STATEMENTS


     The Reports of Independent Auditors and Financial Statements of the Trust for the period ended February 28, 2002 the NestEgg Funds are incorporated herein by reference to the Trust's Annual Reports, such Financial Statements having been audited by , independent auditors, and is so included and incorporated by reference in reliance upon the reports of said firm, which report is given upon their authority as experts in auditing and accounting. Copies of the Annual Reports are available without charge upon request by writing to American Independence Funds Trust, 3435 Stelzer Road, Columbus, OH 43219-8006 or telephoning 1-888- 266-8787.

     The Report of Independent Auditors and Financial Statements of the Master Portfolios for the year ended February 28, 2002 are incorporated herein by reference to MIP's Annual Report, such Financial Statements having been audited by , independent auditors, and is so included and incorporated by reference in reliance upon the report of said firm, which report is given upon their authority as experts in auditing and accounting.

APPENDIX

INVESTMENT RATINGS

The following describes how three of the major rating agencies classify their investment ratings. Ratings of debt securities represent the rating agency's opinion regarding their quality, and are not a guarantee of quality. Credit ratings attempt to evaluate the safety of principal and interest payments, and do not evaluate the risks of fluctuations in market value. Furthermore, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. Subsequent to purchase by a Master Portfolio, the rating of a debt security may be reduced below the minimum rating required for initial purchase by the Master Portfolio or the security may cease to be rated. BGFA will consider either such event in determining whether a Master Portfolio should continue to hold the security. In no event will a Master Portfolio hold more than 5% of its net assets in debt securities rated below"BBB" by S&P or below "Baa" by Moody's or in unrated low quality (below investment grade) debt securities. BGFA does not make any representation that the investment ratings provided by such rating agencies are accurate or complete.


STANDARD & POOR'S RATINGS

Bond Ratings. Bonds rated "AAA" have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Bonds rated "BBB" by S&P are regarded as having an adequate capacity to pay interest and repay principal. Whereas such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Commercial Paper Ratings. Commercial paper with the greatest capacity for timely payment is rated"A" by S&P. Issues within this category are further redefined with designations "1", "2" and "3" to indicate the relative degree of safety;"A-1," the highest of the three, indicates the degree of safety is very high.


MOODY'S INVESTORS SERVICE RATINGS

Bond Ratings. Bonds rated "Aaa" by Moody's are judged to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Bonds rated "Aa" are judged to be of high quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than is the case with "Aaa" securities. Bonds that are rated "A" possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds which are rated "Baa" by Moody's are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over longer periods of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.


Commercial Paper Ratings.

Moody's employs the designations of "Prime-1,""Prime-2" and "Prime-3" to indicate the relative capacity of the rated issuers to repay punctually. "Prime-1" is the highest commercial paper rating assigned by Moody's. Issuers of "Prime-1" obligations must have a superior capacity for repayment of short-term promissory obligations, and will normally be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

FITCH INVESTORS SERVICE RATINGS

Bond Ratings. Bonds rated "BBB" by Fitch are considered to be investment grade and of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to weaken this ability than with bonds having higher ratings.

PART C.                    OTHER INFORMATION
--------

Item 23.          Exhibits:

                           (a)         Trust Instrument.(3)

                           (b)         Bylaws of Registrant.(3)

                           (c)         None.

                           (d)(1) Form of Master Investment Advisory Agreement and Supplements between Registrant and Adviser relating to Money Market Fund, Short-Term Bond Fund, Intermediate Bond Fund, Stock Fund, International Multi-Manager Stock Fund and the Kansas Tax-Exempt Bond Fund.(2)

                           (d)(2)(i) Form of Master Investment Advisory Agreement and Supplements between Registrant and Adviser relating to the NestEgg Funds.(6)


                           (d)(2)(ii) Form of Assumption Agreement dated August 21, 2001 between the Registrant, INTRUST Bank and INTRUST Financial Services, Inc. -- (9)


                           (d)(3) Form of Sub-Advisory Agreements between Adviser and Sub-Advisers.(2)

                           (d)(3)(i) Sub-Advisory Agreement dated November 15, 2000 between AMR Investment Services
                                       (AMR) and Barrow Hanley Mewhinney &
                                       Strauss (Barrow) with respect to the
                                       Stock Fund.(8)

                           (d)(3)(ii) Interim Sub-Advisory Agreement dated September 25, 2000 between AMR and Barrow with respect to the Stock Fund.(8)

                           (d)(3)(iii) Sub-Advisory Agreement dated November 1,
                                       2000 between Galliard Capital Management
                                       (Galliard) and INTRUST Financial Services with respect to the Kansas Tax Exempt Bond Fund.(8)

                           (d)(3)(iv) Sub-Advisory Agreement dated November 25, 1996 as amended and restated November 1, 2000 between Galliard Capital Management and INTRUST Financial Services with respect to the Short-Term Bond Fund and the Intermediate Bond Fund.(8)

                           (d)(4) Form of Master Administration Agreement and Supplements between Registrants and Administrator.(2)

                           (d)(5) Agreement among AMR Investment Services Trust, AMR Investment Services, Inc., INTRUST Funds Trust and BISYS Fund Services, dated January 17, 1997.(6)

                           (d)(6) Investment Advisory Contracts by and among BZW Barclays Global Fund Advisors and Master Investment Portfolio, each dated January 1, 1996, on behalf of each of the LifePath 2000 Master Portfolio, LifePath 2010 Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, and LifePath 2040 Master Portfolio, are incorporated by reference to Master Investment Portfolio Amendment No. 3 to Registration Statement on Form POS-AMI (1940 Act File No. 811-08162) filed with the Commission on January 5, 1996.
                                                                               7

                           (d)(7) Form of Third Party Feeder Fund Agreement between Registrant and Master Investment Portfolio with respect to NestEgg Funds.(6)

                           (e) Form of Master Distribution Contract and Supplements between Registrant and Distributor.(2)

                           (f)         None.

                           (g)(1) Form of Custodian Contract between Registrant and Custodian.(2)

                           (g)(2) Custody Agreement with Investors Bank & Trust, N.A. with respect to the Master Portfolios incorporated by reference to Master Investment Portfolio Amendment No. 5 to Registration Statement on Form POS-AMI (1940 Act File No. 811-08162)
                                       filed with the Commission on June 30,
                                       1997.

                           (h)(1) Form of Transfer Agency and Service Agreement between Registrant and Transfer Agent.(2)

                           (h)(2)      Form of Service Organization
                                       Agreement.(2)

                           (h)(3) Form of Fund Accounting Agreement between Registrant and Investors Bank & Trust Company with respect to NestEgg
                                       Funds.(6)


                           (i)(1) Consent of Paul, Weiss, Rifkind, Wharton & Garrison, counsel to Registrant.
                                       -- to be filed by post effective
                                       amendment.


                           (i)(2) Opinion of Counsel to Registrant. (Opinion is now combined with consent in Item 23(i)(1).


                           (j)(1) Consent of KPMG LLP. -- to be filed by post effective amendment.

                           (j)(2) Consent of Ernst & Young LLP - AMR International Equity Portfolio.
                                       -- (9)


                           (k)         None.

                           (l)         Subscription Agreement.(2)

                           (m) Amended Form of Rule 12b-1 Distribution Plan and Agreement between Registrant and Distributor--(6)

                           (n)         Not Applicable.

                           (p)(1)      Form of Code of Ethics of the
                                       Registrant.(8)

                           (p)(2) Form of Code of Ethics of INTRUST Financial Services as amended August 21, 2001.--(1)

                           (p)(3) Form of Code of Ethics of Galliard Capital Management.(8)

                           (p)(4) Form of Code of Ethics of AMR Investment Services.(8)

                           (p)(5)      Form of Code of Ethics of Barrow
                                       Hanley.(8)

                           (p)(6) Form of Code of Ethics of Barclays Global Investors, N.A.(8)

                           (p)(7) Form of Code of Ethics of BISYS Fund Services.(8)

                           (o) Rule 18f-3 Plan, amended February 26, 2002 - filed herewith.

                  Other Exhibits:

                           (A)      Power of Attorney.(2)

                           (B)      Power of Attorney dated February 9, 1998.(5)

                           (C) Powers of Attorney dated August 11, 1998 for Master Investment Portfolio(6)

                           (D)      Powers of Attorney dated December 20,
                                    2000.(8)

                           (E) Powers of Attorney dated December 27, 2001, filed herewith.

(1)      Filed herewith.

(2) Previously filed on December 23, 1996 as part of Pre-Effective Amendment No. 3 and incorporated by reference herein.

(3) Previously filed with Post-Effective Amendment No. 1 on June 27, 1997, and incorporated by reference herein.

(4) Previously filed with Post-Effective Amendment No. 2 on December 22, 1997, and incorporated by reference herein.

(5) Previously filed with Post-Effective Amendment No. 3 on February 27, 1998, and incorporated by reference herein.

(6) Previously filed with Post-Effective Amendment No. 7 on November 30, 1998, and incorporated by reference herein.

(7) Previously filed with Post-Effective Amendment No. 17 on June 30, 2000 and incorporated by reference herein.

(8) Previously filed with Post-Effective Amendment No. 18 on December 20, 2000 and incorporated herein by reference.

(9) Previously filed with Post Effective Amendment No. 22 on January 30, 2002 and in cooperated by reference herein.

Item 24.          Persons Controlled by or under Common Control with Registrant.

                  None.

Item 25.          Indemnification.

                  As permitted by Section 17(h) and (i) of the Investment Company Act of 1940 (the "1940 Act") and pursuant to Article X of the Registrant's Trust Instrument (Exhibit 1 to the Registration Statement), Section 4 of the Master
                                                                               9

Investment Advisory Contract between Registrant and the Adviser (Exhibit 5(a) to this Registration Statement), and Section 14 of the Master Distribution Contract between Registrant and the Distributor (Exhibit 6 to this Registration Statement) officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the option of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

                  The Registrant will purchase an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

                  Section 4 of the Master Investment Advisory Contract between Registrant and the Adviser and Section 9 of the Master Distribution Contract between Registrant and the Distributor limit the liability of the Adviser, and the distributor to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

                  The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust, By-Laws, Investment Advisory Contracts and Distribution Contract in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.
                                                                              10

Item 26.          Business and Other Connections of INTRUST Financial Services,
                  Inc.

                  INTRUST Financial Services, Inc. ("INTRUST") is a wholly owned subsidiary of INTRUST Financial Corporation (formerly First Bancorp of Kansas), a bank holding company. INTRUST Bank, N.A. is a majority-owned subsidiary of INTRUST Financial Corporation. The business and other connections of INTRUST are set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of INTRUST as currently filed with the SEC which is incorporated by reference herein.

Business and Other Connections of BGFA

         The LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 Master Portfolios are advised by Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI", formerly, Wells Fargo Institutional Trust Company).

         BGFA's business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors. Wells Fargo Bank's business is that of a national banking association with respect to which it conducts a variety of commercial banking and trust activities, including acting as investment adviser and/or sub-adviser to certain open-end management investment companies and various other institutional investors.


         The business and other connections of BGFA and Wells Fargo Nikko Investment Advisors ("WFNIA") are set forth in the Uniform Application for Investment Advisor Registration ("Form ADV") of WFNIA as currently filed with the SEC which is incorporated by reference herein.


Item 27.          Principal Underwriter

                  (a) BISYS acts as Distributor/Underwriter for other registered investment companies:



                           BISYS FUND SERVICES LIMITED PARTNERSHIP
                           ---------------------------------------
                                Alpine Equity Trust
                                American Performance Funds
                                AmSouth Mutual Funds
                                The BB&T Mutual Funds Group
                                The Coventry Group
                                The Eureka Funds
                                Fifth Third Funds
                                Hirtle Callaghan Trust
                                HSBC Funds Trust and HSBC Mutual Funds Trust
                                American Independence Funds Trust
                                The Infinity Mutual Funds, Inc.
                                Leader Funds

                               MMA Praxis Mutual Funds
                               M.S.D.&T. Funds
                               Pacific Capital Funds

                               USAllianz Funds Variable Insurance Products Trust Variable Insurance Funds
                               The Victory Portfolios
                               The Victory Variable Insurance Funds
                               Vintage Mutual Funds, Inc.
                               Van Hess Funds


                  (b)      Officers and Directors.

Name and Principal                          Positions and                    Position
Business Address                            Offices with Registrant          with Underwriter
----------------                            -----------------------          ----------------
BISYS Fund Services, Inc.                   None                             Sole General Partner
3435 Stelzer Road
Columbus, Ohio 43219
WC Subsidiary Corporation                   None                             Sole Limited Partner
150 Clove Road
Little Falls, New Jersey 07424

                  (c)      Not applicable.

Item 28.          Location of Accounts and Records

         (a) All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of BISYS (as administrator, transfer agent, fund accountant(except for NestEgg funds) and distributor) located at 3435 Stelzer Road, Columbus, Ohio 43219 and INTRUST Financial Services and INTRUST Bank, N.A. (as adviser and custodian respectively) at 105 North Main Street, Box One, Wichita, Kansas 63201 and AMR Investment Services, Inc., at 4333 Amon Carter Boulevard, MD, 5645, Fort Worth, Texas 76155.

         (b) BGFA maintains all records relating to their services as adviser for Master Investment Portfolio at 45 Fremont Street, San Francisco, California 94105.

         (c) Investors Bank & Trust Company maintains all records relating to its services as fund accountant and custodian to the NestEgg Funds and Master Portfolios at 89 South Street, Boston, Massachusetts 02111.

Item 29.          Management Services.

                  Not applicable.

Item 30.          Undertakings.

                  (a) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the removal of a trustee if requested to do so by the holders of at least 10% of the Registrant's outstanding shares.

                  (b) Registrant undertakes to provide the support to shareholders specified in Section 16(c) of the 1940 Act as though that section applied to the Registrant.

                  (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio, on April 30, 2002.



                                              AMERICAN INDEPENDENCE FUNDS TRUST

                                              By:  /s/ David Bunstine
                                                   ----------------------------
                                                   David Bunstine, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                     Title                             Date
/s/  Terry L. Carter*                         Trustee                       April 30, 2002
----------------------------
     Terry L. Carter

/s/  Thomas F. Kice*                          Trustee                       April 30, 2002
----------------------------
     Thomas F. Kice

/s/  George Mileusnic*                        Trustee                       April 30, 2002
----------------------------
     George Mileusnic

/s/  John J. Pileggi*                         Trustee                       April 30, 2002
----------------------------
     John J. Pileggi

/s/  Phillip J. Owings*                       Trustee                       April 30, 2002
----------------------------
     Phillip J. Owings

/s/  Ronald Baldwin*                          Trustee                       April 30, 2002
----------------------------
     Ronald Baldwin

/s/  Troy Jordan*                             Trustee                       April 30, 2002
----------------------------
     Troy Jordan

/s/  Peter L. Ochs*                           Trustee                       April 30, 2002
----------------------------
     Peter L. Ochs

/s/  Rodney D. Pitts*                         Trustee                       April 30, 2002
----------------------------
     Rodney D. Pitts

/s/  David Bunstine                           President                     April 30, 2002
----------------------------
     David Bunstine

Signature                                     Title                              Date
/s/  Trent Statzcar                          Treasurer                      April 30, 2002
----------------------------            (Principal Financial
     Trent Statzcar                    and Accounting Officer)

*By: /s/ David Bunstine                                                     April 30, 2002
----------------------------
     David Bunstine
     Attorney-in-Fact

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Master Investment Portfolio has duly caused this Post-Effective Amendment No. 23 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Little Rock, State of Arkansas on the 30th day of April 2002.

                                        MASTER INVESTMENT PORTFOLIO
                                        LIFEPATH INCOME MASTER PORTFOLIO
                                        LIFEPATH 2010 MASTER PORTFOLIO
                                        LIFEPATH 2020 MASTER PORTFOLIO
                                        LIFEPATH 2030 MASTER PORTFOLIO
                                        LIFEPATH 2040 MASTER PORTFOLIO


                                        By /s/ Richard H. Blank, Jr.
                                           -------------------------------------
                                           Richard H. Blank, Jr.
                                           Secretary and Treasurer
                                           (Principal Financial Officer)


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 23 to the registration statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:


                Name                                      Title                              Date
                ----                                      -----                              ----
/s/ Richard H. Blank, Jr.               Secretary and Treasurer
-----------------------------------     (Principal Financial Officer)                   April 30, 2002
Richard H. Blank, Jr.

-----------------------------------     Trustee                                         April 30, 2002
Jack S. Euphrat*
                                        President
-----------------------------------     (Principal Executive Officer)                   April 30, 2002
R. Greg Feltus*

-----------------------------------     Trustee                                         April 30, 2002
W. Rodney Hughes*

-----------------------------------     Trustee                                         April 30, 2002
Leo Soong*

-----------------------------------     Trustee                                         April 30, 2002
Mary G. F. Bitterman*

-----------------------------------     Trustee                                         April 30, 2002
Lee T. Kranefuss*

-----------------------------------     Trustee                                         April 30, 2002
Richard K. Lyons*



* Richard H. Blank, Jr. signs this document pursuant to powers of attorney previously filed.

                                        *By /s/ Richard H. Blank, Jr.
                                            ------------------------------------
                                            Richard H. Blank, Jr.
                                            Attorney in Fact

                                POWER OF ATTORNEY

         We, the undersigned Trustees of American Independence Funds Trust (the "Fund"), an open-ended management investment company, organized as a Delaware business trust, do hereby constitute and appoint David Bunstine, George Stevens, Esq., Steven R. Howard, Esq., Curtis Barnes, Thomas M. Majewski, Esq. and Mick Grunewald and each of them individually, our true and lawful attorneys and agents to take any and all action and execute any and all instruments which said attorneys and agents may deem necessary or advisable to enable the Fund to comply with:

         (i) The Securities Act of 1933, as amended, and any rules, regulations, orders or other requirements of the Securities and Exchange Commission thereunder, in connection with the registration under such Securities Act of 1933, as amended, of shares of beneficial interest of the Fund to be offered by the Fund;

         (ii) the Investment Company Act of 1940, as amended, and any rules, regulations, orders or other requirements of the Securities and Exchange Commission thereunder, in connection with the registration of the Fund under the Investment Company Act of 1940, as amended; and

         (iii) state securities and tax laws and any rules, regulations, orders or other requirements of state securities and tax commissions, in connection with the registration under state securities laws of the Fund and with the registration under state securities laws of shares of beneficial interest of the Fund to be offered by Fund;

including specifically but without limitation of the foregoing, power and authority to sign the name of the Fund in its behalf and to affix its seal, and to sign the name of such Trustee or officer in his or her behalf as such Trustee or officer to any amendment or supplement (including post-effective amendments) to the registration statement or statements, and to execute any instruments or documents filed or to be filed as a part of or in connection with compliance with state securities or tax laws; and the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned place their hands as of December 27, 2001.

/s/ Rodney D. Pitts                     /s/    Troy Jordan
-----------------------------           ------------------------------
    Rodney D. Pitts- Trustee                   Troy Jordan- Trustee




/s/ Peter L. Ochs
-----------------------------
    Peter L. Ochs- Trustee